Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Diamond Sports Group LLC 9.000% due 05/26/2026	$1,547	$1,574
Intelsat Jackson Holdings SA 4.920% due 02/01/2029	1,787	1,760

Total Loan Participations and Assignments (Cost $3,166)		3,334

CORPORATE BONDS & NOTES 91.1%
BANKING & FINANCE 15.4%
Acrisure LLC
7.000% due 11/15/2025	1,738	1,739
10.125% due 08/01/2026	944	1,007
AerCap Holdings NV 5.875% due 10/10/2079 •	1,119	1,076
Allied Universal Holdco LLC 6.625% due 07/15/2026	9,089	9,209
Ally Financial, Inc. 5.750% due 11/20/2025	1,366	1,438
AssuredPartners, Inc. 7.000% due 08/15/2025	722	718
Brookfield Property REIT, Inc. 5.750% due 05/15/2026	328	325
Credit Acceptance Corp.
5.125% due 12/31/2024	1,181	1,187
6.625% due 03/15/2026	2,509	2,563
Deutsche Bank AG
4.296% due 05/24/2028 •	208	206
4.500% due 04/01/2025	6,969	7,003
Diversified Healthcare Trust 9.750% due 06/15/2025	3,908	4,118
Enact Holdings, Inc. 6.500% due 08/15/2025	7,098	7,335
Enova International, Inc.
8.500% due 09/01/2024	1,254	1,250
8.500% due 09/15/2025	1,670	1,666
Fly Leasing Ltd. 7.000% due 10/15/2024	1,433	1,291
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	1,089	1,035
2.700% due 08/10/2026	705	657
2.979% due 08/03/2022	602	603
3.087% due 01/09/2023	210	211
3.096% due 05/04/2023	110	110
3.350% due 11/01/2022	477	479
3.370% due 11/17/2023	20	20
3.550% due 10/07/2022	410	411
3.664% due 09/08/2024	3,330	3,295
3.810% due 01/09/2024	1,417	1,417
3.815% due 11/02/2027	200	190
4.063% due 11/01/2024	2,778	2,773
4.134% due 08/04/2025	668	668
4.140% due 02/15/2023	474	478
4.250% due 09/20/2022	1,743	1,756
4.375% due 08/06/2023	641	648
4.389% due 01/08/2026	2,280	2,277
4.950% due 05/28/2027	2,000	2,036
5.125% due 06/16/2025	713	728
5.584% due 03/18/2024	2,561	2,637
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	5,868	5,833
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,804	1,675
7.625% due 05/01/2026	328	314
8.125% due 11/15/2024	4,013	4,002
8.250% due 04/15/2025	1,244	1,242
Genworth Holdings, Inc. 4.800% due 02/15/2024	1,345	1,373
Geo Group, Inc. 5.125% due 04/01/2023 (h)	2,514	2,404

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 09/15/2024 (a)	150	136
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	250	252
HAT Holdings LLC 3.375% due 06/15/2026	5,186	4,934
Icahn Enterprises LP
4.750% due 09/15/2024	4,512	4,538
6.250% due 05/15/2026	1,040	1,062
6.375% due 12/15/2025	722	729
Intelsat Jackson Holdings SA
5.500% due 08/01/2023 «	5,633	0
8.500% due 10/15/2024 «	2,975	0
Intesa Sanpaolo SpA
5.017% due 06/26/2024	8,093	8,163
5.710% due 01/15/2026	1,248	1,276
iStar, Inc.
4.250% due 08/01/2025	325	320
4.750% due 10/01/2024	2,057	2,077
Jefferson Capital Holdings LLC 6.000% due 08/15/2026	2,017	1,928
KCA Deutag U.K. Finance PLC 9.875% due 12/01/2025 (j)	293	303
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025	3,581	3,572
LFS Topco LLC 5.875% due 10/15/2026	926	869
MGM Growth Properties Operating Partnership LP
4.625% due 06/15/2025	4,106	4,143
5.625% due 05/01/2024	7,141	7,363
5.750% due 02/01/2027 (h)	1,600	1,697
Navient Corp.
5.500% due 01/25/2023	253	256
6.125% due 03/25/2024	3,105	3,165
6.750% due 06/25/2025	976	1,004
6.750% due 06/15/2026	3,829	3,910
Newmark Group, Inc. 6.125% due 11/15/2023	876	917
NFP Corp. 6.875% due 08/15/2028	1,741	1,665
NMI Holdings, Inc. 7.375% due 06/01/2025	2,409	2,533
OneMain Finance Corp.
5.625% due 03/15/2023	4,084	4,165
6.125% due 03/15/2024	8,966	9,201
6.875% due 03/15/2025	1,373	1,445
7.125% due 03/15/2026	1,817	1,944
8.250% due 10/01/2023	10	11
8.875% due 06/01/2025	298	314
Oxford Finance LLC 6.375% due 02/01/2027	1,748	1,784
Park Intermediate Holdings LLC 7.500% due 06/01/2025	4,100	4,270
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	3,292	3,264
PRA Group, Inc. 7.375% due 09/01/2025	6,596	6,882
Provident Funding Associates LP 6.375% due 06/15/2025	2,627	2,586
Radian Group, Inc.
4.500% due 10/01/2024	759	764
6.625% due 03/15/2025	4,356	4,590
RLJ Lodging Trust LP 3.750% due 07/01/2026	4,304	4,095
Rocket Mortgage LLC 2.875% due 10/15/2026	3,032	2,790
Service Properties Trust
4.750% due 10/01/2026	2,698	2,472
5.000% due 08/15/2022	2,396	2,387
7.500% due 09/15/2025	5,696	5,983
Sitka Holdings LLC 5.506% due 07/06/2026 •	2,507	2,392
SLM Corp.
3.125% due 11/02/2026	4,596	4,273
4.200% due 10/29/2025	2,314	2,298
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,098	1,050
3.750% due 12/31/2024	4,799	4,662
4.375% due 01/15/2027	3,330	3,235
4.750% due 03/15/2025	741	751
5.500% due 11/01/2023	2,001	2,037
United Wholesale Mortgage LLC 5.500% due 11/15/2025	2,277	2,213

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Uniti Group LP 7.875% due 02/15/2025	3,988	4,148
USI, Inc. 6.875% due 05/01/2025	3,846	3,865
VICI Properties LP 3.500% due 02/15/2025	5,047	4,980
Voyager Aviation Holdings LLC 8.500% due 05/09/2026	1,147	1,065
XHR LP 6.375% due 08/15/2025	2,272	2,344

		236,475

INDUSTRIALS 68.4%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^«(b)	3,264	8
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,619	2,497
ADT Security Corp. 4.125% due 06/15/2023	1,464	1,482
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	108
Air Canada 3.875% due 08/15/2026	4,098	3,873
Albertsons Cos., Inc.
3.250% due 03/15/2026	3,860	3,654
3.500% due 02/15/2023	2,946	2,951
4.625% due 01/15/2027	235	228
7.500% due 03/15/2026	1,424	1,506
Albion Financing 1 SARL 6.125% due 10/15/2026	1,582	1,529
Altice France SA 8.125% due 02/01/2027	3,291	3,397
AMC Entertainment Holdings, Inc. 10.000% due 06/15/2026 (h)	2,274	2,044
AMC Networks, Inc.
4.750% due 08/01/2025	5,056	5,047
5.000% due 04/01/2024	2,292	2,289
American Airlines Group, Inc.
3.750% due 03/01/2025 (h)	1,128	1,030
5.000% due 06/01/2022 (h)	1,248	1,249
American Airlines, Inc.
5.500% due 04/20/2026	11,486	11,588
11.750% due 07/15/2025	4,105	4,798
Antero Resources Corp. 8.375% due 07/15/2026	1,014	1,119
Aramark Services, Inc.
5.000% due 04/01/2025	416	418
6.375% due 05/01/2025	4,310	4,430
Arconic Corp. 6.000% due 05/15/2025	3,099	3,178
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	4,177	4,029
5.250% due 04/30/2025	2,241	2,242
5.250% due 08/15/2027	1,100	1,018
Artera Services LLC 9.033% due 12/04/2025	4,818	4,820
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	4,219	4,334
At Home Group, Inc.
4.875% due 07/15/2028	462	412
7.125% due 07/15/2029	353	306
ATP Tower Holdings LLC 4.050% due 04/27/2026	2,083	1,981
Avient Corp.
5.250% due 03/15/2023	2,983	3,030
5.750% due 05/15/2025	1,864	1,917
Avon Products, Inc. 6.500% due 03/15/2023	4,505	4,551
B&G Foods, Inc. 5.250% due 04/01/2025	3,697	3,621
B.C. Unlimited Liability Co. 5.750% due 04/15/2025	1,146	1,180
Ball Corp.
4.000% due 11/15/2023	19	19
4.875% due 03/15/2026	713	739
5.250% due 07/01/2025	437	464
Banijay Entertainment SASU 5.375% due 03/01/2025	2,057	2,016
Bath & Body Works, Inc.
6.694% due 01/15/2027	50	53
9.375% due 07/01/2025	447	511
Bausch Health Americas, Inc. 9.250% due 04/01/2026	4,962	5,087

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Bausch Health Cos., Inc.
5.500% due 11/01/2025	1,056	1,048
6.125% due 04/15/2025	9,847	9,939
9.000% due 12/15/2025	8,054	8,353
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026	1,683	1,675
Berry Global, Inc. 4.500% due 02/15/2026	2,503	2,506
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	10	9
Block, Inc. 2.750% due 06/01/2026	3,716	3,517
Bombardier, Inc.
7.125% due 06/15/2026	7,409	7,270
7.500% due 12/01/2024	1,123	1,161
7.500% due 03/15/2025	4,811	4,841
Boxer Parent Co., Inc. 7.125% due 10/02/2025	5,830	6,053
Boyd Gaming Corp. 8.625% due 06/01/2025	1,041	1,095
Brink's Co. 5.500% due 07/15/2025	3,428	3,459
Buckeye Partners LP
3.950% due 12/01/2026	2,252	2,205
4.125% due 03/01/2025	1,355	1,338
4.150% due 07/01/2023	192	193
4.350% due 10/15/2024	539	542
6.375% due 01/22/2078 •	1	1
Caesars Entertainment, Inc. 6.250% due 07/01/2025	16,026	16,566
Caesars Resort Collection LLC 5.750% due 07/01/2025	1,407	1,438
Camelot Finance SA 4.500% due 11/01/2026	788	768
Carnival Corp.
7.625% due 03/01/2026	3,443	3,470
10.500% due 02/01/2026	1,178	1,312
Carvana Co. 5.625% due 10/01/2025	3,675	3,470
Cascades, Inc. 5.125% due 01/15/2026	1,322	1,320
CCO Holdings LLC 4.500% due 08/15/2030	2,011	1,890
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	1,314	1,352
CDW LLC 5.500% due 12/01/2024	315	326
CEC Entertainment LLC 6.750% due 05/01/2026	2,469	2,391
Cedar Fair LP 5.500% due 05/01/2025	2,614	2,688
Centennial Resource Production LLC
5.375% due 01/15/2026 (h)	2,302	2,238
6.875% due 04/01/2027	414	417
Change Healthcare Holdings LLC 5.750% due 03/01/2025	7,910	7,919
Chesapeake Energy Corp. 5.500% due 02/01/2026	4,214	4,321
Chobani LLC 7.500% due 04/15/2025	3,975	3,850
Churchill Downs, Inc. 5.500% due 04/01/2027	829	840
Cimpress PLC 7.000% due 06/15/2026	2,005	1,923
Cinemark USA, Inc.
5.875% due 03/15/2026	1,247	1,211
8.750% due 05/01/2025	1,867	1,956
Citgo Holding, Inc. 9.250% due 08/01/2024	328	332
Citgo Petroleum Corp. 7.000% due 06/15/2025	319	321
Clarios Global LP
6.250% due 05/15/2026	1,669	1,720
6.750% due 05/15/2025	2,351	2,437
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	300	283
Clear Channel International BV 6.625% due 08/01/2025	1,896	1,932
Clearwater Paper Corp. 5.375% due 02/01/2025	923	935
Cleveland-Cliffs, Inc.
6.750% due 03/15/2026	3,583	3,768
9.875% due 10/17/2025	2,688	2,999

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Cogent Communications Group, Inc. 3.500% due 05/01/2026	2,906	2,765
Colfax Corp. 6.375% due 02/15/2026	1,788	1,846
Colgate Energy Partners LLC 7.750% due 02/15/2026	1,244	1,328
CommScope Technologies LLC
5.000% due 03/15/2027	600	522
6.000% due 06/15/2025	4,526	4,292
CommScope, Inc.
6.000% due 03/01/2026	3,666	3,713
8.250% due 03/01/2027	1,605	1,563
Community Health Systems, Inc. 8.000% due 03/15/2026	3,877	4,042
Connect Finco SARL 6.750% due 10/01/2026	6,578	6,701
Consensus Cloud Solutions, Inc. 6.000% due 10/15/2026	716	711
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026 (h)	502	267
Coty, Inc.
5.000% due 04/15/2026	6,465	6,307
6.500% due 04/15/2026 (h)	3,233	3,219
Crescent Energy Finance LLC 7.250% due 05/01/2026	451	454
Crown Americas LLC
4.250% due 09/30/2026	1,089	1,093
4.750% due 02/01/2026	839	849
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	104	118
CSC Holdings LLC
5.250% due 06/01/2024	3,822	3,833
5.875% due 09/15/2022	2,661	2,685
CVR Energy, Inc. 5.250% due 02/15/2025	3,760	3,656
Dave & Buster's, Inc. 7.625% due 11/01/2025	450	474
DCP Midstream Operating LP
3.875% due 03/15/2023	1,771	1,773
5.375% due 07/15/2025	1,431	1,478
5.850% due 05/21/2043 •	2,055	1,916
Delta Air Lines, Inc.
2.900% due 10/28/2024	5,141	5,034
3.800% due 04/19/2023	1,077	1,085
7.000% due 05/01/2025	117	125
7.375% due 01/15/2026	5,246	5,703
Diamond Foreign Asset Co. (9.000% Cash and 4.000% PIK) 9.000% due 04/22/2027 (a)	157	156
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «	79	79
Diamond Sports Group LLC 5.375% due 08/15/2026 (h)	8,409	3,269
Diebold Nixdorf, Inc. 9.375% due 07/15/2025	5,519	5,615
DirecTV Financing LLC 5.875% due 08/15/2027	3,631	3,577
DISH DBS Corp.
5.000% due 03/15/2023	757	761
5.250% due 12/01/2026	10,104	9,643
5.875% due 07/15/2022	5,357	5,390
5.875% due 11/15/2024	3,613	3,609
7.750% due 07/01/2026	1,759	1,750
DKT Finance ApS 9.375% due 06/17/2023	1,430	1,431
eG Global Finance PLC
6.750% due 02/07/2025	2,387	2,385
8.500% due 10/30/2025	312	320
Elanco Animal Health, Inc. 5.772% due 08/28/2023	2,806	2,902
Endeavour Mining PLC 5.000% due 10/14/2026	1,264	1,166
EnLink Midstream Partners LP
4.150% due 06/01/2025	4,896	4,887
4.400% due 04/01/2024	397	403
4.850% due 07/15/2026	2,320	2,323
Ensign Drilling, Inc. 9.250% due 04/15/2024 (h)	2,686	2,656
Envision Healthcare Corp. 8.750% due 10/15/2026 (h)	1,538	744
EQM Midstream Partners LP
4.000% due 08/01/2024	1,199	1,188
4.125% due 12/01/2026	2,907	2,797
4.750% due 07/15/2023	4,288	4,327
6.000% due 07/01/2025	1,842	1,882

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

EQT Corp.
3.125% due 05/15/2026	1,970	1,916
6.625% due 02/01/2025	5,031	5,320
Exela Intermediate LLC 11.500% due 07/15/2026	1,102	526
FAGE International SA 5.625% due 08/15/2026	550	544
Fair Isaac Corp. 5.250% due 05/15/2026	361	377
Flex Acquisition Co., Inc. 6.875% due 01/15/2025	4,002	4,019
FMG Resources Pty. Ltd. 5.125% due 05/15/2024	471	481
Freeport-McMoRan, Inc. 3.875% due 03/15/2023	724	733
Gannett Holdings LLC 6.000% due 11/01/2026	1,522	1,474
Garda World Security Corp. 4.625% due 02/15/2027	2,336	2,244
Gates Global LLC 6.250% due 01/15/2026	3,443	3,452
GFL Environmental, Inc.
3.750% due 08/01/2025	4,115	4,046
4.250% due 06/01/2025	1,316	1,309
5.125% due 12/15/2026	10	10
Global Medical Response, Inc. 6.500% due 10/01/2025	1,091	1,084
goeasy Ltd.
4.375% due 05/01/2026	3,481	3,285
5.375% due 12/01/2024	1,183	1,176
Golden Entertainment, Inc. 7.625% due 04/15/2026	997	1,039
Goodyear Tire & Rubber Co. 9.500% due 05/31/2025	480	509
Gran Tierra Energy International Holdings Ltd. 6.250% due 02/15/2025	622	577
Graphic Packaging International LLC 4.875% due 11/15/2022	458	461
Gulfport Energy Corp. 8.000% due 05/17/2026	1,733	1,785
H-Food Holdings LLC 8.500% due 06/01/2026	4,230	4,072
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026	782	788
Hanesbrands, Inc.
4.625% due 05/15/2024	4,342	4,414
4.875% due 05/15/2026	1,750	1,763
Harbour Energy PLC 5.500% due 10/15/2026	718	710
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	1,183	1,185
HCA, Inc.
3.125% due 03/15/2027	300	294
5.375% due 02/01/2025	1,797	1,872
5.375% due 09/01/2026	307	323
5.875% due 05/01/2023	7,416	7,675
5.875% due 02/15/2026	482	513
7.690% due 06/15/2025	10	11
Hertz Corp. 4.625% due 12/01/2026	3,652	3,415
Hess Midstream Operations LP 5.625% due 02/15/2026	1,980	2,034
Hexcel Corp.
4.200% due 02/15/2027	213	215
4.950% due 08/15/2025	634	643
Hillenbrand, Inc. 5.750% due 06/15/2025	208	213
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	5,648	5,786
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027	835	819
Howmet Aerospace, Inc.
5.125% due 10/01/2024	150	155
5.900% due 02/01/2027	2,196	2,357
6.875% due 05/01/2025	2,047	2,226
Hudbay Minerals, Inc. 4.500% due 04/01/2026	2,757	2,684
iHeartCommunications, Inc.
6.375% due 05/01/2026	697	718
8.375% due 05/01/2027	722	747
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)	1,887	1,851
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	2,972	2,771

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Ingevity Corp. 4.500% due 02/01/2026	2,236	2,167
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	5,392	5,392
International Game Technology PLC
4.125% due 04/15/2026	1,001	990
6.500% due 02/15/2025	4,649	4,881
IRB Holding Corp.
6.750% due 02/15/2026	2,193	2,234
7.000% due 06/15/2025	4,901	5,104
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025	5,317	5,507
JELD-WEN, Inc.
4.625% due 12/15/2025	2,712	2,614
6.250% due 05/15/2025	300	310
KAR Auction Services, Inc. 5.125% due 06/01/2025	7,077	7,174
KB Home
7.500% due 09/15/2022	2,376	2,434
7.625% due 05/15/2023	466	480
Kronos Acquisition Holdings, Inc. 5.000% due 12/31/2026	986	912
LABL, Inc. 6.750% due 07/15/2026	6,334	6,273
Laredo Petroleum, Inc. 9.500% due 01/15/2025	478	499
Legacy LifePoint Health LLC 6.750% due 04/15/2025	5,192	5,374
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	2,886	2,774
Life Time, Inc. 5.750% due 01/15/2026	2,273	2,274
Ligado Networks LLC (15.500% PIK) 15.500% due 11/01/2023 (a)	7,410	5,162
Ligado Networks LLC (17.500% PIK) 17.500% due 05/01/2024 (a)(h)	1,111	447
Lindblad Expeditions LLC 6.750% due 02/15/2027	2,379	2,388
Live Nation Entertainment, Inc. 5.625% due 03/15/2026	2,509	2,559
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026	3,649	3,511
Macy's Retail Holdings LLC 2.875% due 02/15/2023	514	519
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	547	558
Manitowoc Co., Inc. 9.000% due 04/01/2026	1,579	1,648
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025	4,102	4,210
Mattel, Inc.
3.150% due 03/15/2023	2,577	2,577
3.375% due 04/01/2026	449	440
Matthews International Corp. 5.250% due 12/01/2025	300	302
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/2024	9,704	9,679
7.250% due 04/15/2025	2,685	2,664
Mclaren Finance PLC 7.500% due 08/01/2026	2,364	2,332
MEG Energy Corp. 7.125% due 02/01/2027	2,970	3,114
Mercer International, Inc. 5.500% due 01/15/2026	30	30
Merlin Entertainments Ltd. 5.750% due 06/15/2026	1,248	1,234
MGM China Holdings Ltd. 5.375% due 05/15/2024	1,481	1,391
MGM Resorts International
4.625% due 09/01/2026	1,149	1,133
5.750% due 06/15/2025	10	10
6.000% due 03/15/2023	778	797
6.750% due 05/01/2025	2,134	2,205
Millennium Escrow Corp. 6.625% due 08/01/2026	3,744	3,561
Mohegan Gaming & Entertainment 8.000% due 02/01/2026	2,675	2,662
MoneyGram International, Inc. 5.375% due 08/01/2026	2,822	2,941
Moss Creek Resources Holdings, Inc. 7.500% due 01/15/2026	1,402	1,288
Nabors Industries Ltd. 7.250% due 01/15/2026	546	547

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Nabors Industries, Inc.
5.750% due 02/01/2025	2,710	2,641
7.375% due 05/15/2027	200	208
9.000% due 02/01/2025	2,176	2,269
NCL Corp. Ltd.
3.625% due 12/15/2024	3,571	3,372
5.875% due 03/15/2026	6,737	6,409
5.875% due 02/15/2027	1,079	1,064
New Fortress Energy, Inc.
6.500% due 09/30/2026	10	10
6.750% due 09/15/2025	1,311	1,321
Newell Brands, Inc.
4.100% due 04/01/2023	5,863	5,927
4.450% due 04/01/2026	5,774	5,817
4.875% due 06/01/2025	481	497
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	25	25
4.250% due 07/15/2024	795	806
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025	110	111
Nine Energy Service, Inc. 8.750% due 11/01/2023	676	386
Northriver Midstream Finance LP 5.625% due 02/15/2026	2,395	2,389
Northwest Acquisitions ULC 7.125% due 11/01/2022 ^	2,388	0
NortonLifeLock, Inc.
3.950% due 06/15/2022	3,557	3,554
5.000% due 04/15/2025	322	322
NOVA Chemicals Corp. 4.875% due 06/01/2024	1,112	1,126
Novelis Corp. 3.250% due 11/15/2026	3,181	3,043
NuStar Logistics LP
5.750% due 10/01/2025	2,022	2,064
6.000% due 06/01/2026	2,059	2,085
Occidental Petroleum Corp.
2.700% due 02/15/2023	341	342
3.200% due 08/15/2026	783	771
5.500% due 12/01/2025 (j)	3,262	3,438
5.550% due 03/15/2026	2,379	2,525
5.875% due 09/01/2025	5,781	6,149
6.950% due 07/01/2024	3,371	3,625
8.000% due 07/15/2025	100	112
OCI NV 4.625% due 10/15/2025	2,417	2,438
Oriflame Investment Holding PLC 5.125% due 05/04/2026	280	226
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	1,315	1,356
Outfront Media Capital LLC 6.250% due 06/15/2025	2,058	2,115
Ovintiv Exploration, Inc. 5.375% due 01/01/2026	1,109	1,177
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/2025	272	272
5.875% due 08/15/2023	4,366	4,468
Pactiv LLC 7.950% due 12/15/2025	3,218	3,286
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	347	324
PDC Energy, Inc. 5.750% due 05/15/2026	4,485	4,554
Penske Automotive Group, Inc. 3.500% due 09/01/2025	1,009	1,003
Perenti Finance Pty. Ltd. 6.500% due 10/07/2025	976	978
Performance Food Group, Inc. 6.875% due 05/01/2025	458	475
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026	567	565
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/2026	3,149	3,005
Picasso Finance Sub, Inc. 6.125% due 06/15/2025	2,885	2,937
PRA Health Sciences, Inc. 2.875% due 07/15/2026	478	455
Precision Drilling Corp. 7.125% due 01/15/2026	1,123	1,147
Presidio Holdings, Inc. 4.875% due 02/01/2027	1,502	1,483
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	5,858	6,012

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Prime Security Services Borrower LLC
5.250% due 04/15/2024	3,884	3,983
5.750% due 04/15/2026	4,574	4,671
PTC, Inc. 3.625% due 02/15/2025	825	817
Quebecor Media, Inc. 5.750% due 01/15/2023	1,671	1,703
QVC, Inc. 4.850% due 04/01/2024	1,178	1,207
Radiate Holdco LLC 4.500% due 09/15/2026	4,504	4,354
Range Resources Corp.
4.875% due 05/15/2025	2,795	2,834
5.000% due 08/15/2022	2,556	2,561
5.000% due 03/15/2023	1,109	1,118
Rattler Midstream LP 5.625% due 07/15/2025	2,087	2,121
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	4,118	4,312
Resolute Forest Products, Inc. 4.875% due 03/01/2026	3,885	3,743
Revlon Consumer Products Corp. 6.250% due 08/01/2024 (h)	775	348
Ritchie Bros Auctioneers, Inc. 5.375% due 01/15/2025	10	10
Rite Aid Corp.
7.500% due 07/01/2025	3,950	3,691
8.000% due 11/15/2026	1,244	1,147
Rockies Express Pipeline LLC 3.600% due 05/15/2025	310	305
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023	3,662	3,665
Rolls-Royce PLC
3.625% due 10/14/2025	4,469	4,341
5.750% due 10/15/2027	1,735	1,784
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	5,360	5,158
9.125% due 06/15/2023	3,181	3,316
10.875% due 06/01/2023	3,955	4,213
11.500% due 06/01/2025	2,816	3,097
RP Escrow Issuer LLC 5.250% due 12/15/2025	3,628	3,549
Sabre Global, Inc.
7.375% due 09/01/2025	5,274	5,516
9.250% due 04/15/2025	2,333	2,590
Scientific Games International, Inc.
5.000% due 10/15/2025	935	958
8.250% due 03/15/2026	4,295	4,472
8.625% due 07/01/2025	7,531	7,930
SCIL LLC 5.375% due 11/01/2026	1,980	1,825
Seagate HDD Cayman
4.750% due 06/01/2023	1,721	1,750
4.875% due 03/01/2024	1,081	1,104
Sealed Air Corp.
5.125% due 12/01/2024	476	495
5.250% due 04/01/2023	1,632	1,654
5.500% due 09/15/2025	387	406
Select Medical Corp. 6.250% due 08/15/2026	5,307	5,500
Sensata Technologies BV
4.875% due 10/15/2023	3,293	3,396
5.000% due 10/01/2025	513	521
5.625% due 11/01/2024	2,023	2,096
Shift4 Payments LLC 4.625% due 11/01/2026	1,922	1,871
Sigma Holdco BV 7.875% due 05/15/2026 (h)	3,489	2,900
Sinclair Television Group, Inc.
5.125% due 02/15/2027	359	327
5.875% due 03/15/2026	210	205
Sirius XM Radio, Inc. 3.125% due 09/01/2026	4,408	4,174
Six Flags Entertainment Corp. 4.875% due 07/31/2024	6,102	6,109
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	2,087	2,182
Skillz, Inc. 10.250% due 12/15/2026	444	387
SM Energy Co.
5.625% due 06/01/2025	3,610	3,610
6.625% due 01/15/2027	273	280
6.750% due 09/15/2026	1,905	1,961
10.000% due 01/15/2025	734	802

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Southwestern Energy Co. 5.950% due 01/23/2025	590	618
Spectrum Brands, Inc. 5.750% due 07/15/2025	962	981
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	494	474
3.950% due 06/15/2023	2,328	2,308
5.500% due 01/15/2025	271	272
7.500% due 04/15/2025	7,445	7,723
Standard Industries, Inc. 5.000% due 02/15/2027	2,236	2,221
Staples, Inc. 7.500% due 04/15/2026	7,530	7,321
Stevens Holding Co., Inc. 6.125% due 10/01/2026	796	823
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,362	1,374
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	3,454	3,406
Summer BC Bidco B LLC 5.500% due 10/31/2026	2,535	2,443
Sunnova Energy Corp. 5.875% due 09/01/2026 (h)	2,407	2,306
Surgery Center Holdings, Inc.
6.750% due 07/01/2025	1,356	1,353
10.000% due 04/15/2027	1,057	1,112
T-Mobile USA, Inc.
2.250% due 02/15/2026	1,301	1,228
2.625% due 04/15/2026	50	48
Tap Rock Resources LLC 7.000% due 10/01/2026	716	742
Team Health Holdings, Inc. 6.375% due 02/01/2025	5,567	5,006
TEGNA, Inc. 4.750% due 03/15/2026	1,705	1,707
Tempo Acquisition LLC 5.750% due 06/01/2025	2,155	2,177
Tenet Healthcare Corp.
4.625% due 07/15/2024	2,332	2,345
4.625% due 09/01/2024	4,676	4,716
4.875% due 01/01/2026	5,022	5,072
6.750% due 06/15/2023	4,962	5,174
TransDigm U.K. Holdings PLC 6.875% due 05/15/2026	972	991
TransDigm, Inc.
6.250% due 03/15/2026	12,727	13,082
6.375% due 06/15/2026	3,357	3,392
8.000% due 12/15/2025	4,048	4,238
Transocean Guardian Ltd. 5.875% due 01/15/2024	1,259	1,207
Transocean Pontus Ltd. 6.125% due 08/01/2025	311	310
Transocean, Inc.
7.250% due 11/01/2025	712	620
7.500% due 01/15/2026	1,101	958
Travel & Leisure Co.
3.900% due 03/01/2023	10	10
5.650% due 04/01/2024	4,153	4,307
6.600% due 10/01/2025	656	698
6.625% due 07/31/2026	1,491	1,557
Trident TPI Holdings, Inc.
6.625% due 11/01/2025	829	819
9.250% due 08/01/2024	3,191	3,211
Trinity Industries, Inc. 4.550% due 10/01/2024	913	930
Trinseo Materials Operating S.C.A. 5.375% due 09/01/2025	2,725	2,698
TripAdvisor, Inc. 7.000% due 07/15/2025	3,972	4,108
Triumph Group, Inc.
6.250% due 09/15/2024	6,327	6,306
7.750% due 08/15/2025	1,691	1,705
8.875% due 06/01/2024	1,234	1,305
Tronox, Inc. 6.500% due 05/01/2025	1,519	1,572
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	4,298	4,249
U.S. Foods, Inc. 6.250% due 04/15/2025	8,303	8,521
Uber Technologies, Inc.
7.500% due 05/15/2025	4,363	4,558
7.500% due 09/15/2027	1,352	1,443
8.000% due 11/01/2026	1,133	1,205

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Under Armour, Inc. 3.250% due 06/15/2026	2,861	2,773
United Airlines, Inc. 4.375% due 04/15/2026	8,812	8,680
Univision Communications, Inc.
5.125% due 02/15/2025	6,235	6,248
9.500% due 05/01/2025	379	398
USA Compression Partners LP 6.875% due 04/01/2026	1,968	1,989
Vail Resorts, Inc. 6.250% due 05/15/2025	4,492	4,647
Vericast Corp. 11.000% due 09/15/2026	5,314	5,207
Veritas U.S., Inc. 7.500% due 09/01/2025	7,354	6,986
Viasat, Inc. 5.625% due 09/15/2025	6,080	5,948
Videotron Ltd. 5.375% due 06/15/2024	959	987
Viking Cruises Ltd.
6.250% due 05/15/2025	441	413
13.000% due 05/15/2025	3,368	3,749
VOC Escrow Ltd. 5.000% due 02/15/2028	200	186
W&T Offshore, Inc. 9.750% due 11/01/2023	2,172	2,164
Waste Pro USA, Inc. 5.500% due 02/15/2026	4,528	4,284
Weatherford International Ltd. 11.000% due 12/01/2024	483	501
Weir Group PLC 2.200% due 05/13/2026	1,083	1,013
WESCO Aircraft HLDGS, Inc. 10.500% due 11/15/2026 «	2,117	2,228
WESCO Distribution, Inc. 7.125% due 06/15/2025	5,254	5,472
Western Digital Corp. 4.750% due 02/15/2026	7,175	7,295
Western Midstream Operating LP
3.600% due 02/01/2025	7,031	6,994
3.950% due 06/01/2025	513	517
4.650% due 07/01/2026	1,136	1,166
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)	5,828	5,733
Wolverine Escrow LLC 9.000% due 11/15/2026 (h)	937	629
WR Grace Holdings LLC 5.625% due 10/01/2024	300	304
Wynn Las Vegas LLC
4.250% due 05/30/2023	3,308	3,304
5.250% due 05/15/2027	100	97
5.500% due 03/01/2025	5,224	5,231
Wynn Macau Ltd.
4.875% due 10/01/2024	317	297
5.500% due 01/15/2026	400	364
5.625% due 08/26/2028	200	174
Wynn Resorts Finance LLC 7.750% due 04/15/2025	2,250	2,339
Xerox Holdings Corp. 5.000% due 08/15/2025	4,216	4,270
XPO Logistics, Inc. 6.250% due 05/01/2025	3,208	3,320
Yum! Brands, Inc.
3.875% due 11/01/2023	2,264	2,284
7.750% due 04/01/2025	1,476	1,533
ZF North America Capital, Inc. 4.750% due 04/29/2025	5,448	5,474
Ziggo Bond Co. BV 6.000% due 01/15/2027	1,040	1,048

		1,054,035

UTILITIES 7.3%
AmeriGas Partners LP 5.500% due 05/20/2025	100	100
Antero Midstream Partners LP 7.875% due 05/15/2026	707	766
Blue Racer Midstream LLC
6.625% due 07/15/2026	368	374
7.625% due 12/15/2025	1,593	1,669
Calpine Corp. 5.250% due 06/01/2026	1,099	1,106
Crestwood Midstream Partners LP 5.750% due 04/01/2025	318	320

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

CrownRock LP 5.625% due 10/15/2025	6,406	6,536
DPL, Inc. 4.125% due 07/01/2025	849	844
Drax Finco PLC 6.625% due 11/01/2025	3,192	3,233
Electricite de France SA
5.250% due 01/29/2023 •(f)	454	453
5.625% due 01/22/2024 •(f)	3,170	3,178
Endeavor Energy Resources LP 6.625% due 07/15/2025	4,051	4,210
FirstEnergy Corp.
1.600% due 01/15/2026	405	378
2.050% due 03/01/2025	380	363
3.350% due 07/15/2022	915	916
FirstEnergy Transmission LLC 4.350% due 01/15/2025	314	316
Genesis Energy LP
5.625% due 06/15/2024	1,353	1,346
6.250% due 05/15/2026	1,288	1,249
6.500% due 10/01/2025	3,823	3,777
8.000% due 01/15/2027	1,230	1,267
Iliad Holding SASU 6.500% due 10/15/2026	3,463	3,477
Koninklijke KPN NV 7.000% due 03/28/2073 •	307	315
Lumen Technologies, Inc.
4.000% due 02/15/2027	3,407	3,179
6.750% due 12/01/2023	10	10
7.500% due 04/01/2024	1,483	1,567
NGL Energy Operating LLC 7.500% due 02/01/2026	5,862	5,774
NGL Energy Partners LP 6.125% due 03/01/2025	714	622
PBF Holding Co. LLC
7.250% due 06/15/2025	1,175	1,068
9.250% due 05/15/2025	2,471	2,548
PBF Logistics LP 6.875% due 05/15/2023	3,341	3,337
Qwest Corp. 7.250% due 09/15/2025	367	404
Sprint Communications, Inc. 6.000% due 11/15/2022	4,917	5,034
Sprint Corp.
7.125% due 06/15/2024	5,239	5,626
7.625% due 02/15/2025	959	1,046
7.625% due 03/01/2026	4,368	4,935
7.875% due 09/15/2023	13,541	14,404
Summit Midstream Holdings LLC 8.500% due 10/15/2026	1,120	1,070
Talen Energy Supply LLC
6.500% due 06/01/2025 (h)	898	227
7.250% due 05/15/2027	976	914
10.500% due 01/15/2026 (h)	1,006	251
Tallgrass Energy Partners LP 7.500% due 10/01/2025	2,381	2,511
Targa Resources Partners LP 5.875% due 04/15/2026	3,909	4,034
Telecom Italia SpA 5.303% due 05/30/2024	5,109	5,154
TerraForm Power Operating LLC 4.250% due 01/31/2023	3,592	3,587
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024	756	762
Transocean Poseidon Ltd. 6.875% due 02/01/2027	3,458	3,428
Transocean Proteus Ltd. 6.250% due 12/01/2024	763	759
Transocean Sentry Ltd. 5.375% due 05/15/2023 (h)	1,994	1,952
Trilogy International South Pacific LLC 8.875% due 05/15/2023	1,219	1,211
Vistra Operations Co. LLC
5.500% due 09/01/2026	10	10

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

5.625% due 02/15/2027	1,502	1,502

		113,119

Total Corporate Bonds & Notes (Cost $1,452,540)		1,403,629

	SHARES
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. 'B' «(c)	122,615	2,089

FINANCIALS 0.2%
Intelsat SA «(c)(j)	90,700	2,767
Newco, Inc. «(c)	5,855	471

		3,238

INDUSTRIALS 0.0%
Bruin Blocker LLC «(c)(j)	182,994	0
Diamond Offshore Drilling, Inc. (c)	34,561	246
Voyager Aviation Holdings LLC «(c)	530	0

		246

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(c)(j)	22,812	459

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)	214,645	22

Total Common Stocks (Cost $11,679)		6,054

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «	28,284	131

Total Rights (Cost $0)		131

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,029	0
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	139

Total Warrants (Cost $3,431)		139

PREFERRED SECURITIES 0.1%
FINANCIALS 0.0%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~	523,000	300

INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC 9.500% «	3,178	962

Total Preferred Securities (Cost $1,354)		1,262

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS (k) 0.2%		2,824

U.S. TREASURY BILLS 5.3%
0.307% due 04/12/2022 - 06/23/2022 (d)(e)(m)	81,500	81,459

U.S. TREASURY CASH MANAGEMENT BILLS 1.0%
0.632% due 05/17/2022 - 07/26/2022 (d)(e)(o)	15,600	15,569

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $99,850)		99,852

Total Investments in Securities (Cost $1,572,020)		1,514,401

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
MUTUAL FUNDS 1.3%
PIMCO Government Money Market Fund (g)(h)(i)	20,074,013	20,074

Total Short-Term Instruments (Cost $20,074)		20,074

Total Investments in Affiliates (Cost $20,074)		20,074

Total Investments 99.6% (Cost $1,592,094)		$1,534,475
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $8,022)		(247)
Other Assets and Liabilities, net 0.4%		5,705

Net Assets 100.0%		$1,539,933

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Securities with an aggregate market value of $22,232 were out on loan in exchange for $22,670 of cash collateral as of March 31, 2022.
(i)	Coupon represents a 7-Day Yield.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bruin Blocker LLC	04/20/2021	$0	$0	0.00%
Intelsat SA	10/02/2018 - 02/23/2022	6,884	2,766	0.18
KCA Deutag U.K. Finance PLC9.875% due 12/01/2025	12/21/2020	303	303	0.02
Occidental Petroleum Corp.5.500% due 12/01/2025	06/01/2021 - 02/08/2022	3,535	3,438	0.22
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	459	0.03

$12,356	$6,966	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$2,824	U.S. Treasury Notes 0.375% due 09/15/2024	$(2,880)	$2,824	$2,824

Total Repurchase Agreements	$(2,880)	$2,824	$2,824

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(585) at a weighted average interest rate of (0.559)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$7,025	$687	$(226)	$461	$0	$0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	72,800	6,636	(1,933)	4,703	2	(30)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	14,300	705	105	810	0	(6)

Total Swap Agreements	$8,028	$(2,054)	$5,974	$2	$(36)

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

(m)	Securities with an aggregate market value of $7,162 and cash of $2,078 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/20/2022	$7,000	$(1)	$(67)	$0	$(68)
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	15,400	(2)	168	166	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	10,800	(3)	(274)	0	(277)
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/20/2022	4,200	0	(36)	0	(36)

Total Swap Agreements								$(6)	$(209)	$166	$(381)

(o)

Securities with an aggregate market value of $558 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments					$0		$3,334	$0		$3,334
Corporate Bonds & Notes
Banking & Finance					0		236,475	0		236,475
Industrials					0		1,051,720	2,315		1,054,035
Utilities					0		113,119	0		113,119
Common Stocks
Communication Services					0		0	2,089		2,089
Financials					0		0	3,238		3,238
Industrials					0		246	0		246
Information Technology					0		0	459		459
Real Estate					0		0	22		22
Rights
Financials					0		0	131		131
Warrants
Financials					0		0	139		139
Preferred Securities
Financials					0		300	0		300
Industrials					0		0	962		962
Short-Term Instruments
Repurchase Agreements					0		2,824	0		2,824
U.S. Treasury Bills					0		81,459	0		81,459
U.S. Treasury Cash Management Bills					0		15,569	0		15,569

					$0		$1,505,046	$9,355		$1,514,401
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					20,074		0	0		20,074

Total Investments					$20,074		$1,505,046	$9,355		$1,534,475

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	166	0	166

	$0	$168	$0	$168
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(36)	0	(36)
Over the counter	0	(381)	0	(381)

	$0	$(417)	$0	$(417)

Total Financial Derivative Instruments	$0	$(249)	$0	$(249)

Totals	$20,074	$1,504,797	$9,355	$1,534,226

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$123,449	$129,579
0.125% due 10/15/2024	47,821	50,034
0.125% due 04/15/2025	101,621	106,250
0.125% due 10/15/2025	17,614	18,469
0.125% due 04/15/2026	174,749	182,728
0.125% due 07/15/2026	15,801	16,615
0.125% due 10/15/2026	3,531	3,713
0.125% due 01/15/2032	12,611	13,424
0.250% due 01/15/2025	90,844	95,290
0.375% due 07/15/2023	139,694	146,649
0.375% due 07/15/2025	99,057	104,789
0.375% due 01/15/2027	6,907	7,324
0.375% due 07/15/2027	41,678	44,413
0.500% due 04/15/2024	97,477	102,471
0.500% due 01/15/2028	41,333	44,237
0.625% due 04/15/2023	17,531	18,281
0.625% due 01/15/2024	121,059	127,345
0.625% due 01/15/2026	158,635	169,181
2.375% due 01/15/2025	82,097	91,146

Total U.S. Treasury Obligations (Cost $1,489,069)		1,471,938

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		523

Total Short-Term Instruments (Cost $523)		523

Total Investments in Securities (Cost $1,489,592)		1,472,461

Total Investments 99.9% (Cost $1,489,592)		$1,472,461
Other Assets and Liabilities, net 0.1%		1,358

Net Assets 100.0%		$1,473,819

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$523	U.S. Treasury Notes 0.375% due 09/15/2024		$(534)	$523	$523

Total Repurchase Agreements							$(534)	$523	$523

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$1,471,938	$0	$1,471,938
Short-Term Instruments
Repurchase Agreements					0	523	0	523

Total Investments					$0	$1,472,461	$0	$1,472,461

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$13,887	$14,241
0.125% due 02/15/2052	11,249	11,685
0.250% due 02/15/2050	28,980	30,478
0.625% due 02/15/2043	66,541	74,332
0.750% due 02/15/2042	68,065	77,862
0.750% due 02/15/2045	68,190	78,369
0.875% due 02/15/2047	56,498	67,717
1.000% due 02/15/2046	60,136	73,277
1.000% due 02/15/2048	53,696	66,740
1.000% due 02/15/2049	47,444	59,408
1.375% due 02/15/2044	67,294	86,356
2.125% due 02/15/2040	7,905	11,189
2.125% due 02/15/2041	62,134	87,896

Total U.S. Treasury Obligations (Cost $795,465)		739,550

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		463

Total Short-Term Instruments (Cost $463)		463

Total Investments in Securities (Cost $795,928)		740,013

Total Investments 99.9% (Cost $795,928)		$740,013
Other Assets and Liabilities, net 0.1%		636

Net Assets 100.0%		$740,649

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$463	U.S. Treasury Notes 0.375% due 09/15/2024		$(472)	$463	$463

Total Repurchase Agreements							$(472)	$463	$463

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$739,550	$0	$739,550
Short-Term Instruments
Repurchase Agreements					0	463	0	463

Total Investments					$0	$740,013	$0	$740,013

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2047	$38,447	$20,358
0.000% due 05/15/2047	38,527	20,429
0.000% due 08/15/2047	38,158	20,193
0.000% due 11/15/2047	38,340	20,203
0.000% due 02/15/2048	38,564	20,388
0.000% due 05/15/2048	38,302	20,240
0.000% due 08/15/2048	38,399	20,099
0.000% due 11/15/2048	43,969	23,269
0.000% due 02/15/2049	40,439	21,159
0.000% due 05/15/2049	40,072	20,834
0.000% due 08/15/2049	40,216	20,664
0.000% due 11/15/2049	38,778	19,917
0.000% due 02/15/2050	38,078	19,316
0.000% due 05/15/2050	40,069	19,999
0.000% due 08/15/2050	41,962	20,863
0.000% due 11/15/2050	41,713	20,612
0.000% due 02/15/2051	40,659	20,162
0.000% due 05/15/2051	48,812	24,310
0.000% due 08/15/2051	48,675	24,001
0.000% due 11/15/2051	36,522	17,937

Total U.S. Treasury Obligations (Cost $492,697)		414,953

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		2,099

Total Short-Term Instruments (Cost $2,099)		2,099

Total Investments in Securities (Cost $494,796)		417,052

Total Investments 100.5% (Cost $494,796)		$417,052
Other Assets and Liabilities, net (0.5)%		(2,209)

Net Assets 100.0%		$414,843

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$2,099	U.S. Treasury Notes 0.375% due 09/15/2024		$(2,141)	$2,099	$2,099

Total Repurchase Agreements							$(2,141)	$2,099	$2,099

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$414,953	$0	$414,953
Short-Term Instruments
Repurchase Agreements					0	2,099	0	2,099

Total Investments					$0	$417,052	$0	$417,052

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$3,700	$3,754
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~	2,600	2,577
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	1,293	1,284
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,543	6,263
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	4,900	5,073
Twin River Worldwide Holdings, Inc. 3.750% (LIBOR03M + 3.250%) due 10/02/2028 ~	3,990	3,971
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	1,989	1,969
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	2,531	2,358

Total Loan Participations and Assignments (Cost $27,573)		27,249

CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 23.0%
AerCap Ireland Capital DAC 3.875% due 01/23/2028 (l)	2,100	2,051
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,744
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,638
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,949
American International Group, Inc.
3.750% due 07/10/2025	1,000	1,017
4.200% due 04/01/2028	1,000	1,040
American Tower Corp.
1.300% due 09/15/2025	4,000	3,731
3.375% due 10/15/2026	3,300	3,261
AmFam Holdings, Inc. 2.805% due 03/11/2031	700	648
Antares Holdings LP
2.750% due 01/15/2027	4,050	3,566
3.750% due 07/15/2027	3,700	3,420
3.950% due 07/15/2026	1,000	934
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	6,343
Ares Capital Corp.
2.875% due 06/15/2027	6,000	5,469
2.875% due 06/15/2028	6,000	5,323
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	3,362
AvalonBay Communities, Inc. 2.450% due 01/15/2031	2,550	2,402
Aviation Capital Group LLC
3.500% due 11/01/2027	500	474
5.500% due 12/15/2024	1,500	1,545
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,993	1,764
2.875% due 02/15/2025	3,900	3,748
3.950% due 07/01/2024	3,500	3,491
Banco de Credito e Inversiones SA 2.875% due 10/14/2031	2,800	2,590
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.125% due 11/09/2022	4,400	4,435
Banco Santander SA 3.490% due 05/28/2030	3,400	3,296
Bank of America Corp.
3.093% due 10/01/2025 •	6,500	6,482
3.419% due 12/20/2028 •	23,018	22,803
3.593% due 07/21/2028 •	9,000	9,028
4.200% due 08/26/2024	1,000	1,025
Barclays Bank PLC 7.625% due 11/21/2022 (g)	18,600	19,071

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Barclays PLC
2.852% due 05/07/2026 •	4,600	4,471
4.375% due 01/12/2026	3,500	3,576
4.375% due 03/15/2028 •(f)(g)	2,200	1,943
7.750% due 09/15/2023 •(f)(g)	1,100	1,143
BGC Partners, Inc.
3.750% due 10/01/2024	3,300	3,276
5.375% due 07/24/2023	5,000	5,117
Blackstone Holdings Finance Co. LLC 2.550% due 03/30/2032	1,250	1,142
Blue Owl Finance LLC 3.125% due 06/10/2031	4,300	3,666
BNP Paribas SA
2.219% due 06/09/2026 •	9,250	8,803
4.400% due 08/14/2028	700	713
4.500% due 02/25/2030 •(f)(g)	200	180
4.625% due 02/25/2031 •(f)(g)	2,000	1,790
BPCE SA 5.700% due 10/22/2023	6,600	6,830
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,505
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	7,056
4.125% due 05/15/2029	5,000	5,135
Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,341
Capital One Financial Corp. 4.200% due 10/29/2025	15	15
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,428
CI Financial Corp.
3.200% due 12/17/2030	4,000	3,651
4.100% due 06/15/2051	2,500	2,213
Citigroup, Inc.
2.976% due 11/05/2030 •	10,000	9,503
3.668% due 07/24/2028 •	7,300	7,310
3.887% due 01/10/2028 •	10,750	10,884
5.500% due 09/13/2025	4,000	4,275
CNO Global Funding 1.650% due 01/06/2025	5,700	5,433
Cooperatieve Rabobank UA 3.875% due 09/26/2023	6,150	6,258
Corebridge Financial, Inc. 3.850% due 04/05/2029 (c)	2,000	1,998
Credit Suisse AG 6.500% due 08/08/2023 (g)	15,400	15,828
Credit Suisse Group AG
3.750% due 03/26/2025	5,600	5,583
6.250% due 12/18/2024 •(f)(g)	200	202
7.125% due 07/29/2022 •(f)(g)	7,700	7,729
7.500% due 07/17/2023 •(f)(g)	2,000	2,036
7.500% due 12/11/2023 •(f)(g)	6,700	6,947
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,057
4.450% due 02/15/2026	5,200	5,361
CyrusOne LP 2.900% due 11/15/2024	5,600	5,615
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,300	1,270
Deutsche Bank AG
2.129% due 11/24/2026 •(h)	2,000	1,856
3.035% due 05/28/2032 •(h)	12,700	11,433
3.547% due 09/18/2031 •	10,700	10,107
3.729% due 01/14/2032 •(h)	2,200	1,965
3.742% due 01/07/2033 •	2,900	2,567
3.961% due 11/26/2025 •	2,500	2,500
4.500% due 04/01/2025	300	301
Discover Financial Services 4.500% due 01/30/2026	5,400	5,571
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	7,447
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	373	371
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	129	128
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	1,023
F&G Global Funding 2.000% due 09/20/2028	800	717
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	300	311
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	2,101
Fidelity National Financial, Inc. 2.450% due 03/15/2031	3,050	2,706

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

First American Financial Corp. 4.000% due 05/15/2030	4,000	4,017
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	3,300	3,136
2.700% due 08/10/2026	4,000	3,725
2.900% due 02/10/2029	2,000	1,784
3.550% due 10/07/2022	5,000	5,009
Freedom Mortgage Corp. 8.250% due 04/15/2025	1,564	1,562
FS KKR Capital Corp.
2.625% due 01/15/2027	6,000	5,504
3.125% due 10/12/2028	1,200	1,072
GA Global Funding Trust
1.625% due 01/15/2026	4,200	3,911
2.250% due 01/06/2027	7,500	7,013
General Motors Financial Co., Inc. 1.199% (US0003M + 0.990%) due 01/05/2023 ~	500	499
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	6,001
GLP Capital LP
4.000% due 01/15/2030	5,100	4,959
5.750% due 06/01/2028	2,600	2,803
Goldman Sachs Group, Inc.
2.124% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,500	5,640
3.615% due 03/15/2028 •	4,100	4,099
3.691% due 06/05/2028 •	7,600	7,618
3.850% due 01/26/2027	13,900	14,038
4.223% due 05/01/2029 •	2,200	2,255
Golub Capital BDC, Inc.
2.050% due 02/15/2027	1,500	1,331
2.500% due 08/24/2026	3,000	2,760
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	4,999
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027	4,600	4,655
HSBC Holdings PLC
2.099% due 06/04/2026 •	3,500	3,331
2.804% due 05/24/2032 •	9,000	8,196
4.250% due 03/14/2024	6,000	6,091
4.250% due 08/18/2025	7,660	7,754
4.292% due 09/12/2026 •	750	760
4.583% due 06/19/2029 •	5,300	5,461
6.000% due 05/22/2027 •(f)(g)	2,600	2,652
6.250% due 03/23/2023 •(f)(g)	200	203
6.500% due 03/23/2028 •(f)(g)	3,300	3,366
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	905
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	5,000	4,837
ING Groep NV
3.875% due 05/16/2027 •(f)(g)	600	525
4.250% due 05/16/2031 •(f)(g)	600	512
6.875% due 04/16/2022 •(f)(g)	400	401
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •	8,000	6,864
Jackson National Life Global Funding 1.750% due 01/12/2025	3,500	3,355
JPMorgan Chase & Co.
1.953% due 02/04/2032 •	3,000	2,631
3.540% due 05/01/2028 •	850	853
3.782% due 02/01/2028 •	19,000	19,265
4.023% due 12/05/2024 •	140	142
4.493% due 03/24/2031 •	15,000	15,919
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	6,098
KKR Group Finance Co. LLC
3.250% due 12/15/2051	1,000	836
3.750% due 07/01/2029	1,250	1,281
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,226
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,780
4.300% due 02/01/2061	4,800	3,827
Life Storage LP 3.875% due 12/15/2027	2,100	2,128
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	26,300	25,722
4.450% due 05/08/2025	1,000	1,026
7.500% due 09/27/2025 •(f)(g)	5,000	5,316
Loews Corp. 3.200% due 05/15/2030	2,050	2,007
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,567
LXP Industrial Trust 2.375% due 10/01/2031	3,500	3,111

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Maple Grove Funding Trust 4.161% due 08/15/2051	5,500	4,980
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •	3,250	3,557
Metropolitan Life Global Funding I 1.875% due 01/11/2027	5,000	4,703
Mid-America Apartments LP 4.000% due 11/15/2025	7,500	7,665
Mitsubishi UFJ Financial Group, Inc. 2.341% due 01/19/2028 •	10,000	9,460
MMcapS Funding Ltd. 1.256% (US0003M + 0.290%) due 12/26/2039 ~	566	535
Morgan Stanley
0.000% due 04/02/2032 þ(h)	9,000	6,662
2.699% due 01/22/2031 •	10,000	9,395
3.125% due 07/27/2026	660	655
3.625% due 01/20/2027	2,100	2,120
3.772% due 01/24/2029 •	17,500	17,652
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	1,000	1,039
Nationwide Building Society 4.363% due 08/01/2024 •	2,485	2,524
Natwest Group PLC
4.519% due 06/25/2024 •	5,000	5,077
4.600% due 06/28/2031 •(f)(g)	200	177
4.800% due 04/05/2026	1,000	1,035
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	3,863
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	5,750	5,175
Nissan Motor Acceptance Co. LLC
1.656% due 09/28/2022 •	1,000	998
2.450% due 09/15/2028	1,000	875
2.600% due 09/28/2022	1,000	1,000
2.650% due 07/13/2022	1,800	1,803
3.875% due 09/21/2023	3,800	3,824
Nomura Holdings, Inc.
2.329% due 01/22/2027	5,000	4,685
2.608% due 07/14/2031	9,300	8,374
2.648% due 01/16/2025	2,300	2,239
2.710% due 01/22/2029	950	877
Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)	5,000	4,304
6.125% due 09/23/2024 •(f)	550	570
6.625% due 03/26/2026 •(f)(g)	5,600	5,878
Ohio National Financial Services, Inc. 5.800% due 01/24/2030	3,300	3,410
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	3,350	3,412
5.250% due 01/15/2026	200	208
Owl Rock Capital Corp. 2.875% due 06/11/2028	6,300	5,506
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	7,766
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	699	716
Physicians Realty LP 4.300% due 03/15/2027	2,000	2,050
Preferred Term Securities Ltd. 1.126% (US0003M + 0.300%) due 03/22/2037 ~	1,931	1,709
Realty Income Corp.
3.100% due 12/15/2029	4,000	3,915
3.950% due 08/15/2027	300	309
RGA Global Funding 2.700% due 01/18/2029	2,900	2,732
Santander Holdings USA, Inc. 2.490% due 01/06/2028 •	5,400	5,046
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	10,000	9,112
2.469% due 01/11/2028 •	5,000	4,658
3.373% due 01/05/2024 •	2,900	2,910
3.823% due 11/03/2028 •	5,000	4,923
Service Properties Trust 3.950% due 01/15/2028	3,000	2,556
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(f)(g)	800	804
Societe Generale SA
5.375% due 11/18/2030 •(f)(g)	3,200	2,992
7.375% due 10/04/2023 •(f)(g)	1,300	1,327
Spirit Realty LP 4.450% due 09/15/2026	700	722
Standard Chartered PLC
1.365% (SOFRRATE + 1.250%) due 10/14/2023 ~	15,000	15,050
4.750% due 01/14/2031 •(f)(g)	200	181
7.500% due 04/02/2022 •(f)(g)	800	800

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,183
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	6,800	6,686
Swedbank AB 4.000% due 03/17/2029 •(f)(g)	400	352
Trust Fibra Uno 4.869% due 01/15/2030	4,900	4,824
UBS AG
5.125% due 05/15/2024 (g)	2,500	2,562
7.625% due 08/17/2022 (g)	17,550	17,816
UBS Group AG
5.125% due 07/29/2026 •(f)(g)	800	805
7.000% due 02/19/2025 •(f)(g)	200	213
UDR, Inc. 3.500% due 07/01/2027	2,400	2,410
UniCredit SpA 7.830% due 12/04/2023	5,000	5,316
Wells Fargo & Co.
3.350% due 03/02/2033 •	4,500	4,378
3.550% due 09/29/2025	800	811
3.584% due 05/22/2028 •	17,250	17,244
4.478% due 04/04/2031 •	10,000	10,602
Welltower, Inc. 3.625% due 03/15/2024	5,000	5,056
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,222
WP Carey, Inc. 2.400% due 02/01/2031	3,900	3,521

		892,891

INDUSTRIALS 11.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	3,000	2,719
Air Canada 3.875% due 08/15/2026	1,000	945
Air Canada Pass-Through Trust 5.250% due 10/01/2030	2,273	2,351
Alcon Finance Corp. 2.600% due 05/27/2030	3,200	2,951
American Airlines Pass-Through Trust
3.375% due 11/01/2028	7,677	7,396
3.700% due 04/01/2028	1,939	1,875
4.000% due 01/15/2027	2,573	2,393
American Airlines, Inc.
5.500% due 04/20/2026	3,900	3,935
5.750% due 04/20/2029	1,400	1,397
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	5,013
3.875% due 01/12/2028	2,500	2,513
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	4,982
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,122
5.150% due 05/15/2038	1,200	1,309
BAT Capital Corp.
2.259% due 03/25/2028	5,200	4,675
4.390% due 08/15/2037	3,200	2,983
BAT International Finance PLC 1.668% due 03/25/2026	3,700	3,400
Berry Global, Inc. 0.950% due 02/15/2024	3,500	3,353
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027	1,000	986
Boeing Co.
5.705% due 05/01/2040	100	112
5.805% due 05/01/2050	100	116
Bowdoin College 4.693% due 07/01/2112	3,400	3,964
Broadcom, Inc.
3.187% due 11/15/2036	1,600	1,392
3.419% due 04/15/2033	4,500	4,208
4.110% due 09/15/2028	7,435	7,539
California Institute of Technology 4.283% due 09/01/2116	3,000	3,149
Campbell Soup Co. 3.650% due 03/15/2023	3,400	3,441
CDW LLC 2.670% due 12/01/2026	3,000	2,833
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	1,000	1,030
Charter Communications Operating LLC 4.908% due 07/23/2025	4,800	4,982
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	5,000	5,336

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	6,571
Citrix Systems, Inc.
3.300% due 03/01/2030	3,620	3,586
4.500% due 12/01/2027	3,000	3,071
Claremont Mckenna College 3.775% due 01/01/2122	3,000	2,564
CommonSpirit Health 4.187% due 10/01/2049	7,300	7,294
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,015
4.500% due 09/16/2025	3,500	3,607
CVS Health Corp.
3.000% due 08/15/2026	4,000	3,973
3.750% due 04/01/2030	2,600	2,649
4.100% due 03/25/2025	2,402	2,464
4.125% due 04/01/2040	7,150	7,293
DAE Funding LLC
1.625% due 02/15/2024	2,600	2,491
2.625% due 03/20/2025	4,000	3,810
3.375% due 03/20/2028	5,000	4,700
Dell International LLC
4.000% due 07/15/2024	6,500	6,645
4.900% due 10/01/2026	3,000	3,150
5.300% due 10/01/2029	2,400	2,618
5.450% due 06/15/2023	1,067	1,100
6.020% due 06/15/2026	1,000	1,084
6.100% due 07/15/2027	700	771
6.200% due 07/15/2030	1,000	1,142
Delta Air Lines, Inc.
4.375% due 04/19/2028	800	769
4.750% due 10/20/2028	1,800	1,817
7.000% due 05/01/2025	200	214
7.375% due 01/15/2026	2,200	2,392
Diamondback Energy, Inc. 3.500% due 12/01/2029	200	198
eBay, Inc. 3.600% due 06/05/2027	1,000	1,018
Ecopetrol SA 5.875% due 09/18/2023	5,200	5,339
Energy Transfer LP
3.900% due 05/15/2024	2,750	2,768
3.900% due 07/15/2026	100	101
4.500% due 11/01/2023	5,000	5,078
5.000% due 10/01/2022	2,500	2,520
5.950% due 12/01/2025	2,300	2,467
Enterprise Products Operating LLC 5.700% due 02/15/2042	200	233
Equinor ASA 3.125% due 04/06/2030	2,100	2,095
ERAC USA Finance LLC 3.800% due 11/01/2025	900	915
Expedia Group, Inc.
3.800% due 02/15/2028	2,500	2,492
6.250% due 05/01/2025	1,054	1,128
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	1,906
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,700	2,513
4.317% due 12/30/2039	2,700	2,523
Flex Ltd.
4.750% due 06/15/2025	1,600	1,652
4.875% due 06/15/2029	2,000	2,084
Ford Motor Co. 5.291% due 12/08/2046	1,000	972
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	6,950	7,478
General Electric Co. 4.250% due 05/01/2040	6,000	5,778
Georgetown University 5.215% due 10/01/2118	6,560	7,529
Global Payments, Inc.
2.650% due 02/15/2025	2,600	2,547
3.200% due 08/15/2029	2,600	2,473
Hyatt Hotels Corp. 1.800% due 10/01/2024	3,000	2,889
Hyundai Capital America 5.875% due 04/07/2025	6,000	6,346
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,000	4,898
3.875% due 07/26/2029	3,000	2,947
Infor, Inc. 1.750% due 07/15/2025	6,100	5,742
KB Home 4.000% due 06/15/2031	4,000	3,628

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Kinder Morgan Energy Partners LP 4.300% due 05/01/2024	850	868
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,065
7.750% due 01/15/2032	3,000	3,873
Las Vegas Sands Corp. 3.200% due 08/08/2024	3,600	3,440
Lundin Energy Finance BV
2.000% due 07/15/2026	700	653
3.100% due 07/15/2031	200	186
Magallanes, Inc. 5.391% due 03/15/2062	1,100	1,140
Marriott International, Inc. 2.750% due 10/15/2033	1,300	1,150
Marvell Technology Group Ltd. 4.200% due 06/22/2023	3,000	3,049
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,570
MDC Holdings, Inc. 3.966% due 08/06/2061	5,000	3,880
Melco Resorts Finance Ltd. 5.750% due 07/21/2028	400	354
MGM China Holdings Ltd.
5.250% due 06/18/2025	400	368
5.875% due 05/15/2026	200	183
Micron Technology, Inc. 4.185% due 02/15/2027	6,000	6,166
Mileage Plus Holdings LLC 6.500% due 06/20/2027	4,500	4,697
MPLX LP 4.250% due 12/01/2027	4,200	4,346
National Fuel Gas Co. 2.950% due 03/01/2031	3,900	3,555
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	3,236
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	3,850	3,843
3.522% due 09/17/2025	3,800	3,729
NXP BV
3.150% due 05/01/2027	700	680
3.400% due 05/01/2030	1,000	971
ONEOK Partners LP 3.375% due 10/01/2022	3,200	3,210
Oracle Corp. 3.600% due 04/01/2050	16,400	13,642
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,324
Perrigo Finance Unlimited Co.
3.900% due 06/15/2030	1,400	1,318
4.375% due 03/15/2026	200	199
Petroleos Mexicanos
6.490% due 01/23/2027	311	315
6.700% due 02/16/2032	4,600	4,375
Prosus NV
3.257% due 01/19/2027	2,500	2,288
3.680% due 01/21/2030	2,700	2,369
4.193% due 01/19/2032	2,300	2,026
Quanta Services, Inc. 2.900% due 10/01/2030	4,850	4,494
RELX Capital, Inc. 3.000% due 05/22/2030	500	478
Rockies Express Pipeline LLC 3.600% due 05/15/2025	3,000	2,953
Royalty Pharma PLC 1.750% due 09/02/2027	5,000	4,546
S&P Global, Inc. 4.750% due 08/01/2028	500	538
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,116
5.750% due 05/15/2024	900	942
5.875% due 06/30/2026	3,000	3,246
Sands China Ltd.
2.550% due 03/08/2027	900	786
3.100% due 03/08/2029	2,000	1,710
3.250% due 08/08/2031	1,800	1,476
3.800% due 01/08/2026	800	761
5.400% due 08/08/2028	2,000	1,970
ServiceNow, Inc. 1.400% due 09/01/2030	900	766
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	4,875	4,979
Starbucks Corp. 4.450% due 08/15/2049	200	214
Studio City Finance Ltd.
5.000% due 01/15/2029	700	534
6.000% due 07/15/2025	200	183

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,475
T-Mobile USA, Inc.
1.500% due 02/15/2026	900	841
2.050% due 02/15/2028	5,000	4,576
Teck Resources Ltd. 6.250% due 07/15/2041	200	240
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	7,515
Time Warner Entertainment Co. LP 8.375% due 07/15/2033	500	654
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	1,180	1,345
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,198	2,680
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	2,140	2,048
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,068	1,037
3.450% due 01/07/2030	3,203	2,992
4.550% due 08/25/2031	2,152	2,161
United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,349
4.625% due 04/15/2029	2,500	2,381
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	3,900	3,682
VMware, Inc. 4.700% due 05/15/2030	6,700	7,099
Weir Group PLC 2.200% due 05/13/2026	2,000	1,871
Wesleyan University 4.781% due 07/01/2116	3,248	3,648
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,200	1,173
3.450% due 11/15/2026	1,200	1,177
4.400% due 03/15/2024	1,800	1,834
4.950% due 09/15/2028	6,130	6,465
WRKCo, Inc. 3.900% due 06/01/2028	500	503
Wynn Macau Ltd.
5.500% due 01/15/2026	400	364
5.500% due 10/01/2027	200	173
5.625% due 08/26/2028	1,900	1,655
Yara International ASA 3.148% due 06/04/2030	1,500	1,401

		457,546

UTILITIES 2.2%
American Transmission Systems, Inc. 5.000% due 09/01/2044	300	331
AT&T, Inc.
3.550% due 09/15/2055	60	53
3.650% due 09/15/2059	98	86
3.800% due 12/01/2057	602	552
3.850% due 06/01/2060	12,000	10,784
4.300% due 02/15/2030	4,163	4,403
Edison International 2.950% due 03/15/2023	700	699
Exelon Corp. 4.050% due 04/15/2030	3,250	3,359
FirstEnergy Corp. 4.400% due 07/15/2027	6,100	6,149
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,465
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	6,300	6,069
Jersey Central Power & Light Co. 4.300% due 01/15/2026	300	307
Metropolitan Edison Co. 4.300% due 01/15/2029	600	625
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	900	909
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,325
ONEOK, Inc. 7.150% due 01/15/2051	100	128
Pacific Gas & Electric Co.
3.300% due 03/15/2027	900	865
3.300% due 12/01/2027	100	95
3.300% due 08/01/2040	4,200	3,447
3.500% due 08/01/2050	500	404
3.750% due 07/01/2028	500	480
4.450% due 04/15/2042	2,000	1,778
4.500% due 07/01/2040	1,700	1,552
4.550% due 07/01/2030	9,100	9,043

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,060
3.600% due 06/01/2029	2,000	1,988
Plains All American Pipeline LP
3.600% due 11/01/2024	7,987	8,018
3.850% due 10/15/2023	225	227
Puget Energy, Inc. 4.224% due 03/15/2032 (h)	3,000	3,010
SA Global Sukuk Ltd. 2.694% due 06/17/2031	2,100	1,992
SES SA 3.600% due 04/04/2023	1,700	1,710
Southern California Edison Co. 0.975% due 08/01/2024	3,900	3,722
Sprint Corp. 7.125% due 06/15/2024	500	537
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,775

		84,947

Total Corporate Bonds & Notes (Cost $1,486,178)		1,435,384

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	3,700	3,310
3.850% due 06/01/2050	4,750	4,577
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	4,800	4,591
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	5,075
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	7,506	8,396
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	2,306

		28,255

FLORIDA 0.2%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	7,864

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,100	1,470

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,800	7,912

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	2,000	2,138

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.800% due 07/01/2022	1,000	1,005
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,400	4,932

		5,937

NEW YORK 0.2%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	600	722
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	1,172
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	6,493

		8,387

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	4,325

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,300	1,312

		5,637

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	873
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	4,043

		4,916

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	1,980	2,001
4.875% due 06/01/2049	5,000	4,932

		6,933

Total Municipal Bonds & Notes (Cost $83,871)		79,449

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	108	94
0.529% due 08/25/2022 ~(a)	3,026	0
1.792% due 12/01/2028 •	162	162
2.030% due 11/01/2035 •	2	2
2.085% due 10/01/2035 •	3	3
2.195% due 04/01/2036 •	6	6
2.218% due 09/01/2034 •	22	22
3.000% due 03/25/2033 - 02/25/2043	3	3
3.500% due 06/25/2042	608	615
4.000% due 10/01/2026 - 07/01/2044	913	918
4.500% due 09/01/2023 - 06/01/2051	1,136	1,170
5.000% due 05/01/2026 - 11/01/2039	1,090	1,124
5.500% due 12/01/2031 - 04/01/2039	619	643
5.543% due 09/25/2042 •(a)	25,268	5,029
5.963% due 04/25/2040 •(a)	50	6
6.000% due 05/25/2031 - 09/01/2037	634	669
6.361% due 05/25/2042 •	134	128
6.500% due 01/01/2036 - 05/01/2038	58	64
6.743% due 05/25/2036 •(a)	939	133
7.000% due 04/01/2037 - 03/01/2038	61	66
7.500% due 10/01/2037	75	82
19.576% due 01/25/2036 •	112	123
24.874% due 07/25/2023 •	1	2
Fannie Mae, TBA 3.000% due 06/01/2040	166,000	161,807
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	499	459
1.739% due 06/15/2040 ~(a)	10,246	383
2.006% due 10/01/2036 •	1	1
2.355% due 07/01/2036 •	5	5
2.510% due 12/01/2031 •	50	50
3.000% due 01/01/2043 - 04/01/2043	5	5
3.500% due 12/15/2028 (a)	1,086	56
3.500% due 10/01/2033 - 04/01/2049	52,216	52,940
4.000% due 09/01/2033 - 06/01/2049	64,511	66,404
4.200% due 11/15/2048 •(a)	26,269	1,889
4.500% due 02/01/2034 - 11/01/2044	4,409	4,661
4.553% due 12/15/2040 •(a)	1,481	127
4.633% due 05/15/2041 •	956	892
5.000% due 03/01/2033 - 07/15/2041	352	372
5.250% due 04/15/2033	23	24
5.500% due 01/01/2023 - 10/01/2037	838	875
6.000% due 01/01/2034 - 08/01/2037	131	138
6.500% due 01/01/2037 - 07/01/2037	21	22
6.657% due 06/15/2042 •	50	43
8.500% due 12/01/2022	1	1
9.000% due 12/01/2025 - 08/01/2030	2	2
9.107% due 01/15/2041 •	4,414	4,756
9.500% due 01/01/2025	6	6
10.000% due 04/01/2025	1	1
18.235% due 10/15/2023 •	24	25
18.572% due 05/15/2033 •	33	40
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	10,837	11,033
4.000% due 09/20/2040 - 06/15/2047	17,602	18,283
4.500% due 08/20/2038 - 02/20/2047	1,617	1,680
4.750% due 01/20/2035	45	48
5.000% due 03/20/2034 - 04/20/2040	398	412
5.500% due 04/16/2034 - 11/20/2038	43	46
6.000% due 08/20/2038 - 02/20/2039	76	80
6.500% due 12/20/2038	26	27

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Ginnie Mae, TBA 2.500% due 04/01/2052	76,000	73,717
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,476
4.250% due 09/15/2065	10,000	12,363
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	14,680	14,437
3.500% due 09/01/2045 - 08/01/2049	42,597	42,992
4.000% due 04/01/2022 - 08/01/2049	66,112	68,155
4.500% due 06/01/2039 - 02/01/2049	21,883	23,021
7.000% due 05/01/2022 - 01/01/2023	27	27
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2052 - 05/01/2052	219,978	209,457
3.000% due 05/01/2052	95,000	92,734
3.500% due 05/01/2052	50,600	50,536

Total U.S. Government Agencies (Cost $941,099)		927,572

U.S. TREASURY OBLIGATIONS 25.2%
U.S. Treasury Bonds
2.250% due 02/15/2052	85,000	81,547
2.375% due 02/15/2042 (l)	305,800	295,049
3.000% due 02/15/2049 (l)	2,000	2,201
U.S. Treasury Notes
1.375% due 11/15/2031	200,000	183,563
1.750% due 03/15/2025 (l)	225,000	220,254
1.875% due 02/28/2029 (n)	40,000	38,622
1.875% due 02/15/2032	35,000	33,616
2.500% due 03/31/2027	125,000	125,283

Total U.S. Treasury Obligations (Cost $994,447)		980,135

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust 2.329% due 09/25/2045 •	1	1
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	4,391
BAMLL Commercial Mortgage Securities Trust 1.597% due 03/15/2034 ~•	5,385	5,339
Banc of America Funding Trust 0.327% due 08/27/2036 ~	8,653	8,225
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	1,059
BCAP LLC Trust 0.757% due 05/25/2047 ^•	1,890	1,881
Bear Stearns ALT-A Trust 1.097% due 04/25/2034 •	15	15
BWAY Mortgage Trust 1.647% due 09/15/2036 •	5,000	4,949
BX Commercial Mortgage Trust 1.127% due 10/15/2036 •	2,200	2,149
BXMT Ltd. 1.564% due 11/15/2037 •	7,500	7,455
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,804	2,350
ChaseFlex Trust 6.500% due 02/25/2037	3,951	1,891
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	7,750
3.778% due 09/10/2058	8,100	8,208
Citigroup Mortgage Loan Trust
0.777% due 09/25/2036 •	999	973
1.257% due 08/25/2035 ^•	492	471
3.228% due 09/25/2059 þ	2,720	2,721
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	1,621	1,622
Commercial Mortgage Trust 1.697% due 12/15/2038 •	6,400	6,324
Countrywide Alternative Loan Trust
0.707% due 06/25/2037 ^•	598	517
0.817% due 05/25/2047 ~•	178	162
1.089% due 12/20/2035 •	3,629	3,446
5.500% due 07/25/2035	1,245	1,045
5.500% due 08/25/2035	360	351
5.500% due 12/25/2035	809	700
5.500% due 02/25/2036	1,663	1,539
5.750% due 05/25/2036	379	214
6.000% due 04/25/2037	3,406	3,328
6.250% due 08/25/2036	355	270
Countrywide Home Loan Mortgage Pass-Through Trust
0.997% due 03/25/2035 •	82	79
2.668% due 03/20/2036 ~	655	651
2.806% due 02/20/2036 ~	740	726
2.934% due 11/25/2037 ~	2,747	2,706
Countrywide Home Loan Reperforming REMIC Trust 0.797% due 01/25/2036 •	1,655	1,646

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp.
1.107% due 11/25/2031 •	30	21
2.786% due 11/25/2034 ~	26	27
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	2,032	1,941
6.000% due 07/25/2037 ^	530	495
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	790	536
6.421% due 10/25/2037 ~	3,301	2,643
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	2,552	2,440
1.926% due 07/27/2061 ~	4,082	3,884
2.691% due 03/25/2060 ~	5,725	5,626
3.023% due 08/25/2060 ~	4,324	4,245
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.937% due 01/25/2047 •	4,352	4,207
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	163	160
5.665% due 02/25/2036 ~	1,514	1,488
GCAT LLC 2.981% due 09/25/2025 þ	3,088	3,088
Great Hall Mortgages PLC 1.078% due 06/18/2039 •	1,540	1,516
GSMPS Mortgage Loan Trust 0.807% due 01/25/2036 •	2,291	1,938
GSR Mortgage Loan Trust
2.654% due 11/25/2035 ~	10	10
2.871% due 01/25/2036 ~	1,274	1,291
2.988% due 09/25/2034 ~	177	181
6.000% due 03/25/2036	4,443	2,392
6.500% due 05/25/2036	669	265
HarborView Mortgage Loan Trust
0.639% due 01/19/2038 •	3,562	3,387
0.654% due 12/19/2036 •	2,371	2,200
0.989% due 03/19/2035 •	999	998
HomeBanc Mortgage Trust 1.117% due 10/25/2035 •	185	185
Impac Secured Assets Trust 0.857% due 11/25/2036 •	1,221	1,182
IndyMac INDX Mortgage Loan Trust 3.075% due 09/25/2036 ~	1,629	1,257
JP Morgan Alternative Loan Trust 2.808% due 12/25/2035 ^~	530	435
JP Morgan Chase Commercial Mortgage Securities Trust 3.648% due 12/15/2049 ~	3,700	3,755
JP Morgan Mortgage Trust
2.723% due 07/25/2035 ~	16	16
2.830% due 02/25/2036 ^~	865	740
6.000% due 08/25/2037 ^	826	553
6.500% due 01/25/2036 ^	5,257	3,559
JP Morgan Resecuritization Trust 5.007% due 07/27/2037 ~	1	1
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	9,057
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,433	1,370
1.875% due 10/25/2068 þ	4,637	4,500
1.892% due 10/25/2066 þ	1,818	1,766
1.991% due 09/25/2060 ~	1,384	1,378
2.250% due 07/25/2067 þ	2,531	2,421
3.000% due 06/25/2059 þ	3,662	3,658
Lehman XS Trust
0.817% due 12/25/2036 •	3,045	3,111
0.837% due 11/25/2046 ~•	3,179	3,009
1.141% due 11/25/2035 •	23	24
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •	6,600	6,498
MASTR Adjustable Rate Mortgages Trust
0.000% due 04/25/2034 ~	578	534
2.503% due 03/25/2035 ~	33	32
3.081% due 12/25/2035 •	4,243	4,388
Merrill Lynch Mortgage Investors Trust
1.017% due 07/25/2029 •	240	235
2.367% due 05/25/2029 ~	12	12
MFA Trust
1.014% due 01/26/2065 ~	3,389	3,319
1.324% due 01/26/2065 ~	923	905
1.381% due 04/25/2065 ~	5,958	5,877
1.632% due 01/26/2065 ~	1,773	1,739
1.638% due 04/25/2065 ~	2,463	2,431
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,806	3,788
2.750% due 08/25/2059 ~	997	988
Morgan Stanley Mortgage Loan Trust 1.992% due 06/25/2036 ~	3,107	3,221

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Natixis Commercial Mortgage Securities Trust 1.347% due 08/15/2038 •	900	878
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,858	3,688
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.707% due 06/25/2037 •	6,372	5,548
Nomura Resecuritization Trust 6.500% due 10/26/2037	2,018	1,239
One New York Plaza Trust 1.347% due 01/15/2036 •	6,100	6,016
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ	4,723	4,647
PRET LLC 2.487% due 10/25/2051 ~	1,418	1,381
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	2,177	2,083
RBSGC Mortgage Loan Trust 0.837% due 12/25/2034 •	1,578	1,425
RCO Mortgage LLC 1.868% due 05/26/2026 þ	1,167	1,137
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,527	1,450
6.000% due 12/25/2036 ^	1,185	1,101
6.500% due 07/25/2037 ^	2,657	2,517
Residential Asset Securitization Trust
1.007% due 08/25/2033 •	26	25
5.500% due 08/25/2034	1,573	1,586
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	547	519
Sequoia Mortgage Trust
0.930% due 02/20/2035 ~•	661	632
1.149% due 07/20/2033 •	30	30
Starwood Mortgage Residential Trust
1.439% due 11/25/2055 ~	931	913
1.593% due 11/25/2055 ~	1,202	1,179
Thornburg Mortgage Securities Trust
2.886% due 10/25/2046 •	1,183	1,190
3.261% due 06/25/2037 •	272	267
Verus Securitization Trust
1.824% due 11/25/2066 ~	3,704	3,558
3.035% due 03/25/2060 ~	100	99
3.889% due 03/25/2060 ~	300	298
WaMu Mortgage Pass-Through Certificates Trust
1.723% due 10/25/2046 •	1,206	1,169
2.545% due 01/25/2037 ^~	2,873	2,754
2.999% due 07/25/2037 ^~	2,381	2,392
Washington Mutual Mortgage Pass-Through Certificates Trust
0.977% due 12/25/2035 •	7,674	7,334
1.111% due 05/25/2046 ^•	443	381
4.192% due 10/25/2036 ^þ	8,003	3,791
Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	13,012
3.451% due 02/15/2048	3,500	3,503
Wells Fargo Mortgage-Backed Securities Trust
2.840% due 08/25/2036 ^~	343	335
2.914% due 12/28/2037 ~	1,631	1,583
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	8,747

Total Non-Agency Mortgage-Backed Securities (Cost $306,183)		294,484

ASSET-BACKED SECURITIES 17.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	3,089	2,968
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	4,093	4,088
AASET Trust
2.798% due 01/15/2047	2,957	2,727
3.967% due 05/16/2042	1,827	1,546
AASET U.S. Ltd. 3.844% due 01/16/2038	1,821	1,275
ACE Securities Corp. Home Equity Loan Trust 0.957% due 10/25/2036 •	4,991	2,505
ACREC Ltd. 1.618% due 10/16/2036 •	2,000	1,970
Aegis Asset-Backed Securities Trust 1.177% due 08/25/2035 •	240	237
ALESCO Preferred Funding Ltd.
1.288% due 12/23/2036 •	1,052	984
1.708% due 09/23/2038 •	2,358	2,228
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.312% due 06/25/2033 •	3,707	3,687
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~•	3,000	2,984
Argent Securities Trust 0.837% due 03/25/2036 •	3,686	3,515

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.917% due 01/25/2036 •	5,699	5,495
Asset-Backed Funding Certificates Trust
0.597% due 10/25/2036 •	1,530	1,468
0.617% due 01/25/2037 ~•	2,075	1,369
0.937% due 09/25/2036 •	3,913	3,776
Asset-Backed Securities Corp. Home Equity Loan Trust
1.162% due 11/25/2035 •	3,000	2,979
1.267% due 06/25/2034 •	2,803	2,704
1.282% due 04/25/2034 •	799	775
3.622% due 08/15/2032 ~•	406	403
ASSURANT CLO Ltd. 1.294% due 10/20/2031 •	4,400	4,368
Atlas Senior Loan Fund Ltd. 1.391% due 01/16/2030 •	7,200	7,176
Atrium Corp. 1.089% due 04/22/2027 •	1,699	1,689
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	1,010	1,014
Bear Stearns Asset-Backed Securities Trust
0.687% due 11/25/2036 •	3,200	3,028
1.357% due 03/25/2034 •	2,385	2,360
1.432% due 12/25/2034 •	2,111	2,075
1.582% due 03/25/2035 •	800	795
Carlyle Global Market Strategies CLO Ltd. 1.409% due 08/14/2030 •	10,300	10,303
Carrington Mortgage Loan Trust
0.617% due 10/25/2036 •	2,821	2,635
0.717% due 02/25/2037 •	5,159	5,014
1.507% due 05/25/2035 •	5,100	5,052
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	971	877
Cathedral Lake Ltd. 1.929% due 10/20/2030	9,000	8,697
CIT Mortgage Loan Trust
1.807% due 10/25/2037 •	1,131	1,133
1.957% due 10/25/2037 •	5,000	5,015
Citigroup Mortgage Loan Trust
0.777% due 09/25/2036 •	1,274	1,065
6.664% due 05/25/2036 þ	4,518	2,081
Citigroup Mortgage Loan Trust, Inc.
0.717% due 03/25/2037 •	264	250
1.132% due 10/25/2035 ^~•	746	742
1.357% due 01/25/2036 •	1,780	1,728
CLNC Ltd. 1.414% due 08/20/2035 ~•	4,615	4,567
Countrywide Asset-Backed Certificates
0.597% due 06/25/2035 •	3,400	3,244
0.597% due 05/25/2037 •	3,572	3,449
0.657% due 06/25/2047 ^•	8,318	7,695
0.677% due 09/25/2037 ^•	2,364	2,440
0.687% due 04/25/2047 •	6,800	6,400
Countrywide Asset-Backed Certificates Trust, Inc.
1.257% due 08/25/2047 •	1,036	1,031
1.507% due 09/25/2034 •	1,590	1,573
Diamond Issuer 2.305% due 11/20/2051	1,800	1,668
Dryden Senior Loan Fund 1.261% due 04/15/2029 •	8,454	8,430
ECMC Group Student Loan Trust 1.457% due 01/27/2070 •	4,928	4,941
EMC Mortgage Loan Trust 1.557% due 08/25/2040 ~•	1,036	1,032
First Franklin Mortgage Loan Asset-Backed Certificates 1.282% due 05/25/2034 ~•	1,940	1,904
First Franklin Mortgage Loan Trust
0.567% due 12/25/2037 •	3,281	3,183
0.777% due 10/25/2036 •	3,591	2,738
1.057% due 11/25/2035 •	295	288
1.642% due 12/25/2034 •	1,475	1,462
1.882% due 10/25/2034 •	1,272	1,267
Fremont Home Loan Trust
1.327% due 11/25/2034 •	6,238	5,842
1.507% due 11/25/2034 •	493	487
Galaxy CLO Ltd. 1.211% due 10/15/2030 •	700	695
GSAA Home Equity Trust 0.897% due 03/25/2047 •	3,178	1,484
GSAMP Trust
1.207% due 01/25/2034 •	1,105	1,086
1.237% due 07/25/2045 •	3,537	3,523
2.332% due 08/25/2034 •	4,885	4,823
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,300	2,210
2.330% due 06/26/2028	4,700	4,406

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Home Equity Asset Trust 0.937% due 08/25/2037 •	1,318	1,295
Home Equity Mortgage Loan Asset-Backed Trust
0.647% due 07/25/2037 •	8,501	4,356
0.697% due 11/25/2036 •	6,129	5,212
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,338	3,876
IXIS Real Estate Capital Trust 1.087% due 02/25/2036 •	574	597
JP Morgan Mortgage Acquisition Corp. 1.042% due 05/25/2035 •	3,386	3,369
JP Morgan Mortgage Acquisition Trust
0.837% due 07/25/2036 •	1,100	1,079
0.907% due 07/25/2036 •	1,510	1,451
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	3,761	3,299
KKR CLO Ltd. 1.191% due 07/15/2030 •	10,000	9,885
LCCM Trust
1.597% due 12/13/2038 •	2,900	2,875
1.847% due 11/15/2038 •	3,000	2,972
LCM LP 1.254% due 07/20/2030 •	10,000	9,894
Lehman XS Trust
5.022% due 06/25/2036 þ	2,643	2,745
6.260% due 11/25/2035 þ	3,649	2,237
LL ABS Trust 1.070% due 05/15/2029	1,342	1,307
LoanCore Issuer Ltd. 1.697% due 11/15/2038 •	3,300	3,282
Long Beach Mortgage Loan Trust
1.507% due 06/25/2035 •	5,544	5,505
1.607% due 09/25/2034 •	705	705
Lunar Aircraft Ltd. 3.376% due 02/15/2045	2,336	2,102
Magnetite Ltd. 1.386% due 11/15/2028 •	3,380	3,356
Marathon CLO Ltd. 1.391% due 04/15/2029 •	2,776	2,767
Marble Point CLO Ltd. 1.281% due 10/15/2030 ~•	4,200	4,182
Merrill Lynch Mortgage Investors Trust 4.270% due 02/25/2037 ^þ	12,585	2,247
METAL LLC 4.581% due 10/15/2042	3,074	2,557
MF1 Ltd.
1.400% due 02/19/2037 •	7,300	7,250
2.143% due 11/15/2035 •	7,400	7,414
MKS CLO Ltd. 1.254% due 07/20/2030 ~•	3,800	3,802
Morgan Stanley ABS Capital, Inc. Trust
0.527% due 10/25/2036 •	77	42
0.587% due 01/25/2037 ~•	1,904	1,084
0.597% due 05/25/2037 •	129	118
0.607% due 10/25/2036 ~•	308	189
0.677% due 11/25/2036 •	3,130	1,827
0.707% due 08/25/2036 ~•	14,551	8,825
0.957% due 07/25/2036 •	1,591	759
1.117% due 11/25/2035 •	5,500	5,415
1.237% due 01/25/2035 •	145	143
1.372% due 07/25/2034 ~•	970	957
1.707% due 07/25/2037 •	6,420	6,228
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	2,937	1,424
Mountain View CLO LLC 1.331% due 10/16/2029 •	3,801	3,801
Navient Private Education Loan Trust
1.330% due 04/15/2069	4,379	4,111
1.847% due 07/16/2040 •	1,540	1,544
Navient Private Education Refi Loan Trust 1.310% due 01/15/2069	1,760	1,705
New Century Home Equity Loan Trust 1.342% due 08/25/2034 •	1,061	1,041
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.222% due 05/25/2035 •	1,300	1,283
Octane Receivables Trust 1.210% due 09/20/2028	7,232	7,055
Option One Mortgage Loan Trust
0.637% due 04/25/2037 •	2,410	1,420
0.737% due 07/25/2036 •~	2,228	1,472
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	2,505	2,455
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •	5,800	5,751
1.280% due 02/20/2028 •	3,392	3,393
1.330% due 08/20/2027 •	2,379	2,375

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

PRET LLC
1.744% due 07/25/2051 þ	2,000	1,905
1.868% due 07/25/2051 þ	4,267	4,059
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,230	1,848
Renaissance Home Equity Loan Trust
0.837% due 11/25/2035 •	919	850
5.586% due 11/25/2036 þ	662	302
5.608% due 05/25/2036 þ	14,003	8,443
5.812% due 11/25/2036 þ	12,200	5,785
5.893% due 06/25/2037 ^þ	2,722	1,050
6.115% due 08/25/2036 þ	8,710	4,544
6.120% due 11/25/2036 þ	1,166	581
Residential Asset Mortgage Products Trust
0.967% due 03/25/2036 ~•	1,780	1,750
2.482% due 03/25/2032 •	952	920
Residential Asset Securities Corp. Trust
0.677% due 02/25/2037 •	5,396	5,177
S-Jets Ltd. 3.967% due 08/15/2042	4,498	3,822
Santander Retail Auto Lease Trust 2.510% due 01/26/2032	3,500	3,435
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	2,822	2,425
Saranac CLO Ltd. 1.646% due 08/13/2031 •	8,500	8,472
Saxon Asset Securities Trust
1.237% due 05/25/2035 •	595	520
1.252% due 03/25/2035 ^•	452	437
2.182% due 12/26/2034 •	1,773	1,675
2.207% due 12/25/2037 •	703	701
Securitized Asset-Backed Receivables LLC Trust
1.037% due 12/25/2035 •	2,295	2,257
1.237% due 02/25/2034 •	3,129	3,086
Shackleton CLO Ltd. 1.174% due 10/20/2027 •	783	779
Signal Peak CLO Ltd. 1.368% due 04/25/2031 •	3,750	3,729
SLM Private Credit Student Loan Trust
1.096% due 12/15/2039 ~•	2,948	2,823
1.136% due 12/15/2038 •	513	503
SLM Student Loan Trust
1.008% due 04/25/2023 •	2,700	2,654
1.158% due 07/25/2023 •	4,084	4,044
1.758% due 04/25/2023 •	2,740	2,747
1.958% due 07/25/2023 •	1,823	1,830
SMB Private Education Loan Trust 1.307% due 09/15/2054 •	3,743	3,713
Sound Point CLO Ltd.
1.159% due 01/23/2029 •	9,390	9,398
1.238% due 07/25/2030 •	12,100	12,116
1.304% due 10/20/2028 •	16,969	16,940
1.464% due 07/20/2032 •	13,000	12,959
Soundview Home Loan Trust 0.707% due 07/25/2037 •	4,373	3,825
Specialty Underwriting & Residential Finance Trust
0.757% due 09/25/2037 •	7,109	5,599
2.062% due 02/25/2035 •	5	5
Sprite Ltd. 4.250% due 12/15/2037	27	27
Starwood Commercial Mortgage Trust 1.668% due 04/18/2038 •	10,100	10,037
Stonepeak ABS 2.301% due 02/28/2033	1,012	955
Structured Asset Investment Loan Trust
0.629% due 07/25/2036 •	5,310	3,760
1.087% due 11/25/2035 •	3,098	3,032
1.162% due 03/25/2034 •	2,787	2,701
1.957% due 11/25/2034 •	5,227	5,229
Structured Asset Securities Corp. Mortgage Loan Trust
1.327% due 07/25/2035 •	3,693	3,662
1.492% due 07/25/2035 •	2,915	2,869
Theorem Funding Trust
1.210% due 12/15/2027	2,608	2,571
1.850% due 02/15/2028	2,086	2,062
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •	9,000	8,936
TICP CLO Ltd. 1.094% due 04/20/2028 •	4,147	4,145
TPG Real Estate Finance Issuer Ltd. 1.700% due 02/15/2039 •	5,000	4,969
TPG Real Estate Finance Ltd. 1.641% due 03/15/2038 •	8,300	8,220
Venture CLO Ltd.
1.121% due 04/15/2027 •	6,689	6,688
1.154% due 10/20/2028 •	5,282	5,262

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

1.244% due 07/20/2030 •	5,000	5,001
1.274% due 04/20/2029 •	10,313	10,318
1.301% due 07/15/2031 •	4,700	4,673
1.304% due 07/20/2030 •	3,800	3,799
1.496% due 09/07/2030 •	10,650	10,646
1.538% due 08/28/2029 •	12,654	12,656
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	8,000	7,602
3.706% due 02/15/2057	2,400	2,343
Vibrant CLO Ltd. 1.294% due 09/15/2030 •	9,000	8,984
Voya CLO Ltd. 1.241% due 10/15/2030 •	3,000	2,966
WaMu Asset-Backed Certificates WaMu Trust 0.682% due 05/25/2037 •	2,384	2,280
WAVE LLC 3.597% due 09/15/2044	4,293	3,806
Wellfleet CLO Ltd.
1.144% due 04/20/2029 •	1,538	1,538
1.144% due 07/20/2029 •	896	891
Wells Fargo Home Equity Asset-Backed Securities Trust
1.207% due 12/25/2035 •	3,100	3,057
3.007% due 04/25/2035 •	131	130
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.057% due 04/25/2034 •	84	82

Total Asset-Backed Securities (Cost $675,844)		668,288

SOVEREIGN ISSUES 0.6%
Chile Government International Bond
2.750% due 01/31/2027	1,900	1,861
4.000% due 01/31/2052	1,800	1,781
Mexico Government International Bond 5.750% due 10/12/2110	4,000	4,070
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,075
4.817% due 03/14/2049	250	297
Saudi Government International Bond 4.000% due 04/17/2025	9,500	9,869

Total Sovereign Issues (Cost $21,666)		21,953

	SHARES
PREFERRED SECURITIES 4.2%
FINANCIALS 3.1%
American AgCredit Corp. 5.250% due 06/15/2026 •(f)	4,000,000	3,960
American Express Co. 3.550% due 09/15/2026 •(f)	5,000,000	4,569
Bank of America Corp. 5.875% due 03/15/2028 •(f)	5,300,000	5,359
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)	2,400,000	2,464
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)	3,300,000	3,267
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)	4,000,000	3,730
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	11,000,000	9,893
5.000% due 12/01/2027 •(f)	5,500,000	5,318
5.375% due 06/01/2025 •(f)	2,000,000	2,070
Citigroup, Inc.
4.000% due 12/10/2025 •(f)	5,100,000	4,909
5.000% due 09/12/2024 •(f)	1,500,000	1,489
CoBank ACB 4.250% due 01/01/2027 •(f)	1,700,000	1,602
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	4,250,000	4,463
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(f)	11,600,000	10,643
3.800% due 05/10/2026 •(f)	1,400,000	1,301
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	4,100,000	4,089
6.100% due 10/01/2024 •(f)	7,700,000	7,897
Northern Trust Corp. 4.600% due 10/01/2026 •(f)	8,700,000	8,754
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	5,000,000	4,515
State Street Corp.
4.423% (US0003M + 3.597%) due 06/15/2022 ~(f)	167,000	168
5.625% due 12/15/2023 •(f)(l)	5,000,000	4,965

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

SVB Financial Group 4.100% due 02/15/2031 •(f)	2,800,000	2,394
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	5,000,000	5,095
U.S. Bancorp 5.300% due 04/15/2027 •(f)	700,000	692
Wells Fargo & Co.
5.875% due 06/15/2025 •(f)	700,000	733
5.900% due 06/15/2024 •(f)	15,000,000	15,150

		119,489

INDUSTRIALS 0.3%
Energy Transfer LP 6.750% due 05/15/2025 •(f)	3,000,000	2,929
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(f)	9,800,000	9,432

		12,361

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 (f)(h)	1,196,060	31,159

Total Preferred Securities (Cost $168,700)		163,009

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (i) 0.1%		3,884

U.S. TREASURY BILLS 0.2%
0.066% due 04/14/2022 - 04/26/2022 (d)(e)(l)(n)	7,034	7,034

Total Short-Term Instruments (Cost $10,917)		10,918

Total Investments in Securities (Cost $4,716,478)		4,608,441

Total Investments 118.6% (Cost $4,716,478)		$4,608,441
Financial Derivative Instruments (j)(m) (0.2)%(Cost or Premiums, net $2,733)		(7,096)
Other Assets and Liabilities, net (18.3)%		(714,546)

Net Assets 100.0%		$3,886,799

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
(h)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$32,351	$31,159	0.80%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	2,000	1,856	0.05
Deutsche Bank AG				3.035	05/28/2032	06/11/2021 – 08/31/2021	13,038	11,433	0.29
Deutsche Bank AG				3.729	01/14/2032	01/11/2021 – 01/25/2021	2,201	1,965	0.05
Morgan Stanley				0.000	04/02/2032	02/11/2020	7,779	6,662	0.17
Puget Energy, Inc.				4.224	03/15/2032	03/14/2022	3,000	3,010	0.08

							$60,369	$56,085	1.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$3,884	U.S. Treasury Notes 0.375% due 09/15/2024		$(3,961)	$3,884	$3,884

Total Repurchase Agreements							$(3,961)	$3,884	$3,884

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOM				0.260%	03/31/2022	04/01/2022	$(96,625)		$(96,625)
BOS				0.300	03/31/2022	04/01/2022	(40,196)		(40,196)
JPS				0.180	03/18/2022	04/22/2022	(6,480)		(6,480)

Total Reverse Repurchase Agreements									$(143,301)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(25,294) at a weighted average interest rate of (.036). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)							Securities with an aggregate market value of $143,638 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	1,028	$(139,262)	$1,614	$0	$(418)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	223	(39,499)	1,589	0	(237)
United Kingdom Long Gilt June Futures	06/2022	584	(93,004)	1,016	92	(322)

Total Futures Contracts	$4,219	$92	$(977)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	1.041%	$3,400	$695	$(154)	$541	$5	$0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.643	1,400	30	(7)	23	2	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.308	23,600	174	(48)	126	2	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.822	13,800	55	(21)	34	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2023	0.955	1,800	12	(10)	2	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	1.341	1,500	(11)	(9)	(20)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.428	5,300	(22)	(75)	(97)	0	(2)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.151	EUR	200	(1)	(1)	(2)	0	(1)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.269	8,200	(50)	(92)	(142)	0	(29)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.368	800	(10)	(10)	(20)	0	(3)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.388	$8,600	62	(21)	41	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.997	2,000	(16)	17	1	0	(1)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.816	1,100	(14)	22	8	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.991	1,800	67	(48)	19	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.791	700	8	(1)	7	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.638	5,600	1,108	(286)	822	3	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.940	3,600	(86)	96	10	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.325	8,600	64	(19)	45	0	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.382	1,700	12	(4)	8	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.602	EUR	6,000	(982)	858	(124)	0	(6)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.829	1,400	(142)	96	(46)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999	2,100	(215)	122	(93)	0	(2)
Stellantis NV	5.000	Quarterly	12/20/2026	1.378	800	185	(37)	148	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.968	300	0	1	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.902	900	1	5	6	1	0
Valeo SA	1.000	Quarterly	06/20/2026	2.012	1,800	(25)	(56)	(81)	0	0
Valeo SA	1.000	Quarterly	06/20/2028	2.686	2,500	(106)	(154)	(260)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.716	$900	20	(10)	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.785	5,600	132	(77)	55	0	(4)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.720	2,600	19	14	33	0	(1)

$964	$91	$1,055	$13	$(57)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly		06/20/2026		$5,900	$140	$(31)	$109	$1	$0
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		50,700	1,143	(259)	884	0	(6)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		69,200	991	141	1,132	0	(4)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly		06/20/2027		1,800	(9)	9	0	0	(2)

							$2,265	$(140)	$2,125	$1	$(12)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	228,000	$92	$(5,858)	$(5,766)	$133	$0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		44,800	3	(1,223)	(1,220)	25	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		46,700	0	(1,603)	(1,603)	39	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		28,000	0	(960)	(960)	24	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		14,000	0	(476)	(476)	12	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		42,400	29	(1,525)	(1,496)	36	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		3,500	147	(318)	(171)	10	0
Pay	CPURNSA	2.670	Maturity	05/05/2026		$61,000	0	(5,162)	(5,162)	410	0
Pay	CPURNSA	2.596	Maturity	07/09/2026		7,300	0	(578)	(578)	50	0
Pay	CPURNSA	2.573	Maturity	07/13/2026		7,300	0	(582)	(582)	50	0
Pay	UKRPI	3.686	Maturity	06/15/2031	GBP	22,200	0	(4,616)	(4,616)	0	(379)
Pay	UKRPI	3.708	Maturity	07/15/2031		11,100	0	(2,278)	(2,278)	0	(182)
Pay	UKRPI	3.858	Maturity	09/15/2031		11,500	0	(1,899)	(1,899)	0	(184)

							$271	$(27,078)	$(26,807)	$789	$(745)

Total Swap Agreements							$3,500	$(27,127)	$(23,627)	$803	$(814)

(l)

Securities with an aggregate market value of $27,987 and cash of $18,907 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BPS		04/2022		CAD	4,565		$3,609		$3		$(46)
		04/2022		EUR	2,068		2,297		17		(8)
		04/2022		GBP	3,060		4,102		83		0
		04/2022			$8,286		CAD	10,341	0		(14)
		04/2022			1,549		GBP	1,171	0		(11)
HUS		04/2022		CAD	2,035		$1,617		0		(11)
		04/2022		GBP	4,178		5,570		81		0
		04/2022			$6,265		GBP	4,771	9		(6)
TOR		04/2022		CAD	7,755		$6,115		0		(88)

Total Forward Foreign Currency Contracts									$193		$(184)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	$100.656	04/06/2022		26,100	$163	$1,362
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.852	04/06/2022		8,300	62	283
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.078	04/06/2022		11,800	88	430
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.586	04/06/2022		12,400	92	515
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	100.484	05/05/2022		11,800	99	350
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	98.352	04/06/2022		86,900	706	4,798

Total Purchased Options						$1,210	$7,738

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	19,000	$(23)	$(3)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	19,800	(17)	(10)
BRC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	1,100	(7)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	18,700	(24)	(3)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	9,700	(11)	(5)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	9,600	(11)	(6)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	5,500	(22)	(4)
	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	05/18/2022	2,400	(13)	(5)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	9,700	(11)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	05/18/2022	9,500	(11)	(4)
GST	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	05/18/2022	2,400	(15)	(6)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	9,700	(11)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	9,200	(15)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	9,700	(11)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	1.050	05/18/2022	9,700	(15)	(3)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	9,200	(14)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	9,200	(12)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	9,700	(11)	(6)
MYC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	1,100	(6)	(1)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	1,900	(8)	(1)
	Put - OTC CDX.HY-37 5-Year Index	Sell	104.000	04/20/2022	2,400	(17)	(5)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	7,900	(15)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	9,200	(12)	(1)

						$(312)	$(72)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	$99.656	04/06/2022		26,100	$(90)	$(1,101)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	100.156	04/06/2022		26,100	(122)	(1,231)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.852	04/06/2022		8,300	(32)	(200)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.078	04/06/2022		11,800	(46)	(312)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.352	04/06/2022		8,300	(46)	(242)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.453	04/06/2022		11,800	(50)	(356)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.547	04/06/2022		12,400	(48)	(386)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.578	04/06/2022		11,800	(66)	(371)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.586	04/06/2022		12,400	(48)	(390)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.086	04/06/2022		12,400	(66)	(452)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.484	05/05/2022		11,800	(55)	(249)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.984	05/05/2022		11,800	(75)	(298)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.352	04/06/2022	86,900	(441)	(3,929)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.852	04/06/2022	86,900	(523)	(4,364)

$(1,708)	$(13,881)

Total Written Options	$(2,020)	$(13,953)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Springleaf Finance Corp.	5.000%	Quarterly	06/20/2022	0.872%	$500	$43	$(37)	$6	$0

Total Swap Agreements	$43	$(37)	$6	$0

(n)

Securities with an aggregate market value of $7,454 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$20,986	$6,263	$27,249
Corporate Bonds & Notes
Banking & Finance	1,998	890,893	0	892,891
Industrials	0	457,546	0	457,546
Utilities	0	84,947	0	84,947
Municipal Bonds & Notes
California	0	28,255	0	28,255
Florida	0	7,864	0	7,864
Georgia	0	1,470	0	1,470
Illinois	0	7,912	0	7,912
Michigan	0	2,138	0	2,138
New Jersey	0	5,937	0	5,937
New York	0	8,387	0	8,387
Texas	0	5,637	0	5,637
Virginia	0	4,916	0	4,916
West Virginia	0	6,933	0	6,933
U.S. Government Agencies	0	927,572	0	927,572
U.S. Treasury Obligations	0	980,135	0	980,135
Non-Agency Mortgage-Backed Securities	0	294,484	0	294,484
Asset-Backed Securities	0	668,288	0	668,288
Sovereign Issues	0	21,953	0	21,953
Preferred Securities
Financials	0	119,489	0	119,489
Industrials	0	12,361	0	12,361
Utilities	0	0	31,159	31,159
Short-Term Instruments
Repurchase Agreements	0	3,884	0	3,884
U.S. Treasury Bills	0	7,034	0	7,034

Total Investments	$1,998	$4,569,021	$37,422	$4,608,441

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	92	803	0	895
Over the counter	0	7,937	0	7,937

$92	$8,740	$0	$8,832
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Exchange-traded or centrally cleared	(322)	(1,469)	0	(1,791)
Over the counter	0	(14,137)	0	(14,137)

	$(322)	$(15,606)	$0	$(15,928)

Total Financial Derivative Instruments	$(230)	$(6,866)	$0	$(7,096)

Totals	$1,768	$4,562,155	$37,422	$4,601,345

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$2,124	$2,229
0.125% due 10/15/2024	770	806
0.125% due 04/15/2025	894	935
0.125% due 10/15/2025	9,383	9,839
0.125% due 04/15/2026	10,285	10,754
0.125% due 07/15/2026	1,501	1,578
0.125% due 10/15/2026	9,010	9,474
0.125% due 01/15/2030	1,551	1,639
0.125% due 07/15/2030	2,281	2,421
0.125% due 01/15/2031	1,762	1,866
0.125% due 07/15/2031	4,517	4,808
0.125% due 01/15/2032	6,076	6,467
0.250% due 01/15/2025	10,613	11,132
0.250% due 07/15/2029	1,692	1,808
0.375% due 07/15/2023	2,185	2,294
0.375% due 07/15/2025	2,035	2,153
0.375% due 01/15/2027	9,316	9,878
0.375% due 07/15/2027	1,528	1,628
0.500% due 04/15/2024	348	366
0.500% due 01/15/2028	9,442	10,105
0.625% due 04/15/2023	1,872	1,952
0.625% due 01/15/2024	2,220	2,335
0.625% due 01/15/2026	11,093	11,831
0.625% due 02/15/2043	875	978
0.750% due 07/15/2028	9,046	9,899
0.750% due 02/15/2042	7,691	8,798
0.750% due 02/15/2045	7,578	8,709
0.875% due 01/15/2029	2,139	2,364
1.000% due 02/15/2046	6,759	8,236
1.375% due 02/15/2044	7,108	9,122
1.750% due 01/15/2028	6,135	7,028
2.000% due 01/15/2026	7,848	8,797
2.125% due 02/15/2040	6,030	8,535
2.125% due 02/15/2041	7,209	10,199
2.375% due 01/15/2025	9,464	10,507
2.500% due 01/15/2029	6,437	7,846
3.625% due 04/15/2028	7,646	9,690
3.875% due 04/15/2029	8,062	10,664

Total U.S. Treasury Obligations (Cost $235,328)		229,670

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		264

Total Short-Term Instruments (Cost $264)		264

Total Investments in Securities (Cost $235,592)		229,934

Total Investments 99.8% (Cost $235,592)		$229,934
Other Assets and Liabilities, net 0.2%		530

Net Assets 100.0%		$230,464

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$264	U.S. Treasury Notes 0.375% due 09/15/2024		$(269)	$264	$264

Total Repurchase Agreements							$(269)	$264	$264

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$229,670	$0	$229,670
Short-Term Instruments
Repurchase Agreements					0	264	0	264

Total Investments					$0	$229,934	$0	$229,934

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.2% ¤
CORPORATE BONDS & NOTES 52.7%
BANKING & FINANCE 27.5%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	$5,000	$4,726
4.500% due 09/15/2023	4,500	4,536
Air Lease Corp. 2.750% due 01/15/2023	1,300	1,304
Aircastle Ltd.
4.400% due 09/25/2023	3,874	3,891
5.000% due 04/01/2023	200	203
Ally Financial, Inc.
1.450% due 10/02/2023	3,300	3,224
4.625% due 05/19/2022	300	301
American Tower Corp.
0.600% due 01/15/2024	110	106
1.300% due 09/15/2025	1,100	1,026
Aozora Bank Ltd. 2.550% due 09/09/2022	2,760	2,761
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	400	407
5.500% due 01/15/2023	1,100	1,113
Bank of America Corp.
2.816% due 07/21/2023 •	2,000	2,002
3.384% due 04/02/2026 •	4,000	3,996
Barclays PLC
1.839% (US0003M + 1.380%) due 05/16/2024 ~	6,600	6,633
2.852% due 05/07/2026 •	800	778
4.338% due 05/16/2024 •	3,800	3,861
BOC Aviation Ltd.
2.091% (US0003M + 1.125%) due 09/26/2023 ~	2,700	2,703
2.750% due 09/18/2022	2,800	2,802
2.750% due 12/02/2023	2,400	2,380
3.000% due 05/23/2022	1,000	1,001
BPCE SA 1.652% due 10/06/2026 •	2,000	1,848
Cantor Fitzgerald LP
4.875% due 05/01/2024	2,200	2,269
6.500% due 06/17/2022	9,018	9,097
Citigroup, Inc.
1.209% (US0003M + 0.950%) due 07/24/2023 ~	1,500	1,503
1.813% (SOFRRATE + 1.528%) due 03/17/2026 ~(c)	8,000	8,100
CK Hutchison International Ltd. 3.250% due 04/11/2024	3,100	3,122
CNO Global Funding 1.650% due 01/06/2025	4,000	3,813
Corebridge Financial, Inc.
3.500% due 04/04/2025 (a)	7,700	7,694
3.650% due 04/05/2027 (a)	2,300	2,297
Credit Agricole SA 1.247% due 01/26/2027 •	300	273
Credit Suisse Group AG
2.043% (US0003M + 1.240%) due 06/12/2024 ~	4,428	4,455
2.193% due 06/05/2026 •	1,500	1,410
Danske Bank AS
1.171% due 12/08/2023 •	2,800	2,765
1.863% (US0003M + 1.060%) due 09/12/2023 ~	7,959	7,980
5.375% due 01/12/2024	3,000	3,094
Deutsche Bank AG
0.898% due 05/28/2024 (c)	900	858
1.649% (US0003M + 1.190%) due 11/16/2022 ~	200	201
2.222% due 09/18/2024 •	8,000	7,829
3.950% due 02/27/2023	2,800	2,828
First Abu Dhabi Bank PJSC
1.189% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,801
1.189% (US0003M + 0.850%) due 08/08/2023 ~	4,000	4,005
Five Corners Funding Trust 4.419% due 11/15/2023	400	409
Ford Motor Credit Co. LLC
2.979% due 08/03/2022	700	701
3.087% due 01/09/2023	9,718	9,741
3.096% due 05/04/2023	1,800	1,800
3.350% due 11/01/2022	1,200	1,204

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.370% due 11/17/2023	200	200
3.550% due 10/07/2022	500	501
4.140% due 02/15/2023	1,100	1,109
4.250% due 09/20/2022	1,625	1,637
FS KKR Capital Corp. 1.650% due 10/12/2024	5,000	4,717
GA Global Funding Trust 1.625% due 01/15/2026	900	838
General Motors Financial Co., Inc.
2.306% (US0003M + 1.310%) due 06/30/2022 ~	3,100	3,107
3.550% due 07/08/2022	1,500	1,508
Goldman Sachs Group, Inc.
0.523% due 03/08/2023	1,000	984
1.217% due 12/06/2023	10,000	9,764
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022	800	801
HSBC Holdings PLC
1.975% (US0003M + 1.230%) due 03/11/2025 ~	10,107	10,191
2.183% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,911
ING Groep NV
1.281% (SOFRRATE + 1.010%) due 04/01/2027 ~	5,594	5,513
3.869% due 03/28/2026 •	1,500	1,508
JPMorgan Chase & Co. 0.969% due 06/23/2025 •	1,000	956
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,590
LeasePlan Corp. NV 2.875% due 10/24/2024	9,625	9,411
Lloyds Banking Group PLC 3.511% due 03/18/2026 •	2,500	2,490
Mizuho Financial Group, Inc. 1.226% (US0003M + 0.990%) due 07/10/2024 ~	1,500	1,507
Morgan Stanley 1.593% due 05/04/2027 •	500	465
Nationwide Building Society 3.622% due 04/26/2023 •	1,600	1,600
Natwest Group PLC
1.976% (US0003M + 1.470%) due 05/15/2023 ~	6,300	6,307
4.519% due 06/25/2024 •	2,600	2,640
Navient Corp. 5.500% due 01/25/2023	5,500	5,575
Nissan Motor Acceptance Co. LLC
0.894% (US0003M + 0.650%) due 07/13/2022 ~	3,795	3,791
1.050% due 03/08/2024	1,200	1,139
1.656% due 09/28/2022 •	3,900	3,893
2.600% due 09/28/2022	1,500	1,500
Nomura Holdings, Inc.
1.851% due 07/16/2025	3,200	3,024
2.329% due 01/22/2027	8,800	8,246
Nordea Bank Abp 1.448% (US0003M + 0.940%) due 08/30/2023 ~	2,000	2,010
ORIX Corp.
2.900% due 07/18/2022	500	502
4.050% due 01/16/2024	2,000	2,040
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	3,580	3,607
5.250% due 08/15/2022	2,800	2,818
Piper Sandler Cos. 5.200% due 10/15/2023	600	597
QNB Finance Ltd.
1.315% (US0003M + 1.000%) due 05/02/2022 ~	5,800	5,802
1.375% due 01/26/2026	4,000	3,716
2.178% (US0003M + 1.250%) due 03/21/2024 ~	2,600	2,611
3.500% due 03/28/2024	1,000	1,005
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •	7,000	6,663
SBA Tower Trust 2.836% due 01/15/2050	5,000	4,921
Scentre Group Trust 3.500% due 02/12/2025	3,859	3,872
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	800	801
3.550% due 04/15/2024	1,500	1,494
4.125% due 07/15/2023	2,734	2,743
Societe Generale SA
1.488% due 12/14/2026 •	5,200	4,707
2.625% due 01/22/2025	6,824	6,608
3.875% due 03/28/2024	300	301
Standard Chartered PLC
1.319% due 10/14/2023 •	3,800	3,765
1.822% due 11/23/2025 •	3,000	2,853
2.030% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,034
3.971% due 03/30/2026 •	2,300	2,295

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	3,000	2,739
Synchrony Financial 2.850% due 07/25/2022	4,700	4,714
Wells Fargo & Co. 1.529% (US0003M + 1.230%) due 10/31/2023 ~	3,500	3,516

		328,008

INDUSTRIALS 20.3%
7-Eleven, Inc. 0.950% due 02/10/2026	3,800	3,459
AbbVie, Inc. 2.300% due 11/21/2022	2,000	2,007
American Airlines Pass-Through Trust 4.000% due 01/15/2027	455	423
Barry Callebaut Services NV 5.500% due 06/15/2023	1,200	1,230
BAT Capital Corp.
3.222% due 08/15/2024	10,200	10,204
3.557% due 08/15/2027	1,017	992
BAT International Finance PLC 3.950% due 06/15/2025	1,000	995
Bayer U.S. Finance LLC
3.375% due 10/08/2024	3,000	2,998
3.875% due 12/15/2023	2,000	2,022
Berry Global, Inc.
0.950% due 02/15/2024	5,000	4,790
1.570% due 01/15/2026	4,000	3,732
4.875% due 07/15/2026	2,000	2,022
BOC Aviation USA Corp. 1.625% due 04/29/2024	1,700	1,634
Boeing Co.
1.433% due 02/04/2024	2,300	2,226
4.508% due 05/01/2023	21,100	21,469
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	3,424	3,426
Boston Scientific Corp. 3.450% due 03/01/2024	219	222
Broadcom, Inc.
3.150% due 11/15/2025	1,200	1,192
3.459% due 09/15/2026	4,238	4,231
4.250% due 04/15/2026	600	616
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023	1,100	1,084
1.004% (US0003M + 0.500%) due 03/02/2023 ~	460	459
Charter Communications Operating LLC
1.967% (US0003M + 1.650%) due 02/01/2024 ~	6,600	6,730
4.500% due 02/01/2024	2,651	2,713
4.908% due 07/23/2025	1,000	1,038
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	400	426
Cigna Corp. 3.750% due 07/15/2023	361	366
CIMIC Finance USA Pty. Ltd. 5.950% due 11/13/2022	1,236	1,239
Citrix Systems, Inc. 1.250% due 03/01/2026	1,600	1,558
CommonSpirit Health 1.547% due 10/01/2025	3,700	3,474
Conagra Brands, Inc. 4.300% due 05/01/2024	500	514
ConocoPhillips Co. 2.400% due 03/07/2025	4,200	4,155
Continental Airlines Pass-Through Trust 5.983% due 10/19/2023	300	301
DAE Funding LLC 1.550% due 08/01/2024	2,700	2,552
Daimler Trucks Finance North America LLC 1.125% due 12/14/2023	4,000	3,881
Dell International LLC
4.900% due 10/01/2026	1,700	1,785
5.450% due 06/15/2023	134	138
Delta Air Lines, Inc. 7.375% due 01/15/2026	3,000	3,261
Energy Transfer LP
4.250% due 03/15/2023	500	506
5.000% due 10/01/2022	7,000	7,057
Eni SpA 4.000% due 09/12/2023	580	588
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,900	2,621
Global Payments, Inc. 1.200% due 03/01/2026	2,600	2,399

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

HCA, Inc.
5.000% due 03/15/2024	5,000	5,185
5.875% due 05/01/2023	1,100	1,138
Hyatt Hotels Corp. 1.800% due 10/01/2024	1,100	1,059
Hyundai Capital America
1.150% due 11/10/2022	1,700	1,689
2.850% due 11/01/2022	2,172	2,179
5.750% due 04/06/2023	3,400	3,495
Imperial Brands Finance PLC
3.125% due 07/26/2024	4,325	4,289
3.500% due 02/11/2023	2,145	2,156
3.500% due 07/26/2026	1,300	1,273
3.750% due 07/21/2022	3,475	3,484
4.250% due 07/21/2025	745	752
Kansas City Southern
3.000% due 05/15/2023	1,100	1,104
3.125% due 06/01/2026	700	698
Leidos, Inc. 2.950% due 05/15/2023	200	201
Lennar Corp.
4.500% due 04/30/2024	1,950	2,000
4.750% due 11/15/2022	2,500	2,526
5.875% due 11/15/2024	1,200	1,265
Magallanes, Inc. 3.788% due 03/15/2025	3,300	3,301
MGM Resorts International 6.000% due 03/15/2023	600	614
Micron Technology, Inc. 4.185% due 02/15/2027	2,300	2,364
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	1,400	1,398
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023	1,000	1,026
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	1,000	1,003
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	4,000	3,749
Renesas Electronics Corp. 1.543% due 11/26/2024	8,428	8,033
Reynolds American, Inc. 4.450% due 06/12/2025	1,000	1,022
Rogers Communications, Inc. 2.950% due 03/15/2025	7,100	7,056
Ryder System, Inc. 2.875% due 06/01/2022	900	901
SABIC Capital BV 4.000% due 10/10/2023	2,900	2,958
Sands China Ltd. 5.125% due 08/08/2025	2,800	2,790
Saudi Arabian Oil Co.
1.250% due 11/24/2023	3,300	3,229
2.875% due 04/16/2024	5,000	4,991
SK Hynix, Inc.
1.000% due 01/19/2024	3,666	3,522
3.000% due 09/17/2024	2,500	2,483
Southwest Airlines Co. 4.750% due 05/04/2023	3,700	3,779
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	2,800	2,777
T-Mobile USA, Inc.
1.500% due 02/15/2026	1,000	934
3.500% due 04/15/2025	2,500	2,519
TD SYNNEX Corp. 1.250% due 08/09/2024	4,000	3,804
Thermo Fisher Scientific, Inc. 1.215% due 10/18/2024	11,000	10,587
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	2,500	2,548
Woodside Finance Ltd.
3.650% due 03/05/2025	6,600	6,624
3.700% due 09/15/2026	4,650	4,663

		241,903

UTILITIES 4.9%
AES Corp. 1.375% due 01/15/2026	4,300	3,960
AT&T, Inc. 1.285% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,105
Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	5,800	5,698
3.488% due 02/28/2024	400	403

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Edison International 3.125% due 11/15/2022	3,453	3,472
Electricite de France SA 3.625% due 10/13/2025	2,297	2,304
FirstEnergy Corp. 3.350% due 07/15/2022	3,470	3,474
Iberdrola International BV 5.810% due 03/15/2025	400	430
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	8,100	8,418
NextEra Energy Capital Holdings, Inc. 2.940% due 03/21/2024	4,000	4,002
Pacific Gas & Electric Co.
1.338% (SOFRINDX + 1.150%) due 11/14/2022 ~	600	600
1.700% due 11/15/2023	2,100	2,048
1.750% due 06/16/2022	8,900	8,891
2.100% due 08/01/2027	800	720
2.365% (US0003M + 1.480%) due 06/16/2022 ~	1,700	1,700
2.950% due 03/01/2026	100	95
3.250% due 06/15/2023	1,500	1,498
3.400% due 08/15/2024	200	198
3.750% due 02/15/2024	200	201
3.850% due 11/15/2023	100	101
4.250% due 08/01/2023	300	303
SES SA 3.600% due 04/04/2023	1,000	1,006
Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,702
Sprint Communications, Inc. 6.000% due 11/15/2022	400	410
Sprint Corp. 7.875% due 09/15/2023	900	957
System Energy Resources, Inc. 2.140% due 12/09/2025	4,800	4,577

		58,273

Total Corporate Bonds & Notes (Cost $642,512)		628,184

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	450	466

Total Municipal Bonds & Notes (Cost $450)		466

U.S. GOVERNMENT AGENCIES 10.2%
Fannie Mae
0.875% due 12/18/2026	10,600	9,763
4.000% due 06/01/2042 - 03/01/2047	597	620
5.000% due 04/01/2033 - 07/01/2044	1,657	1,717
5.150% due 05/01/2035	41	42
5.350% due 02/01/2035 - 01/01/2038	404	415
5.450% due 04/01/2036	95	98
5.500% due 12/01/2028 - 07/01/2050	1,577	1,658
6.000% due 09/01/2028 - 04/01/2048	885	932
6.500% due 03/01/2026 - 09/01/2048	395	424
Federal Home Loan Bank
0.625% due 11/27/2024	10,000	9,508
0.900% due 02/26/2027	8,200	7,542
0.920% due 02/26/2027	17,000	15,671
1.020% due 02/24/2027	15,000	13,895
1.050% due 08/13/2026	11,000	10,289
1.100% due 08/20/2026	11,000	10,266
1.110% due 07/27/2026	2,333	2,181
Freddie Mac
0.800% due 10/28/2026 (g)(i)	6,500	5,986
1.000% due 02/25/2042 - 09/15/2044	23,647	22,062
2.000% due 02/01/2028 - 04/01/2028	5	4
2.466% due 07/15/2035 •	895	895
2.500% due 10/25/2048	185	178
5.000% due 01/01/2024 - 02/01/2038	516	538
5.400% due 09/01/2037 - 11/01/2038	435	462
5.500% due 08/01/2033 - 06/01/2047	1,474	1,557
5.550% due 06/01/2037 - 07/01/2037	112	119
6.000% due 09/01/2031 - 06/01/2037	62	64
6.500% due 11/01/2036 - 10/17/2038	505	542
7.000% due 05/01/2029	15	15
Ginnie Mae
1.431% due 08/16/2039 •	4	4
2.500% due 10/20/2049	159	156
3.000% due 11/20/2046	104	103
3.500% due 05/20/2042	76	76

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.700% due 04/15/2042	129	131
3.740% due 03/20/2042 - 07/20/2042	79	80
3.750% due 04/15/2042 - 03/20/2044	195	200
4.000% due 04/20/2040 - 06/20/2043	629	637
4.500% due 08/20/2038 - 11/20/2048	559	577
5.000% due 02/20/2039	1	1
5.350% due 12/15/2036 - 01/15/2038	350	378
5.400% due 06/20/2039	88	93
5.500% due 03/20/2034 - 08/20/2041	512	534
6.000% due 09/20/2038	41	43
6.500% due 09/20/2025 - 07/20/2039	37	40
7.000% due 09/15/2024 - 06/20/2039	646	682
Uniform Mortgage-Backed Security
4.250% due 01/01/2036	88	91
4.750% due 09/01/2034 - 04/01/2036	437	458
5.340% due 09/01/2029	57	61
6.000% due 06/01/2031	2	2

Total U.S. Government Agencies (Cost $130,105)		121,790

U.S. TREASURY OBLIGATIONS 79.2%
U.S. Treasury Notes
0.750% due 11/15/2024 (e)	84,900	81,161
0.875% due 01/31/2024 (e)	246,600	240,358
1.000% due 12/15/2024 (e)	264,100	253,840
2.250% due 03/31/2024	369,500	369,016

Total U.S. Treasury Obligations (Cost $963,219)		944,375

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	929	916
AREIT Trust
1.184% due 09/14/2036 •	114	113
2.784% due 04/15/2037 •	169	169
Bear Stearns Adjustable Rate Mortgage Trust 2.500% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.777% due 02/25/2034 ~	978	944
2.627% due 05/25/2035 ~	34	34
Beneria Cowen & Pritzer Collateral Funding Corp. 1.196% due 06/15/2038 •	5,600	5,488
BFLD Trust 1.547% due 10/15/2035 •	2,000	1,980
Brass PLC 1.159% due 11/16/2066 •	113	113
BWAY Mortgage Trust 1.647% due 09/15/2036 •	3,000	2,969
BX Commercial Mortgage Trust 1.097% due 01/15/2034 •	3,800	3,722
BXMT Ltd. 1.564% due 11/15/2037 •	3,900	3,877
Chase Mortgage Finance Trust 2.399% due 02/25/2037 ~	472	484
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.657% due 01/25/2036 •	49	46
0.687% due 10/25/2035 •	222	219
0.757% due 08/25/2035 •	28	27
Citigroup Commercial Mortgage Trust 1.577% due 10/15/2036 •	1,950	1,926
Citigroup Mortgage Loan Trust
0.949% due 05/25/2051 •	4,291	4,249
3.228% due 09/25/2059 þ	136	136
Countrywide Alternative Loan Trust 0.737% due 06/25/2037 •	68	65
Credit Suisse Mortgage Capital Trust 2.942% due 12/26/2059 ~	1,193	1,185
DROP Mortgage Trust 1.550% due 04/15/2026 •	6,000	5,944
Extended Stay America Trust 1.477% due 07/15/2038 •	5,566	5,507
First Horizon Alternative Mortgage Securities Trust 2.297% due 02/25/2035 ~	243	244
GCAT Trust
1.348% due 05/25/2066 ~	3,681	3,509
1.503% due 05/25/2066 ~	3,325	3,172
2.650% due 10/25/2068 ~	529	520
2.885% due 12/27/2066 ~	2,363	2,322
GCT Commercial Mortgage Trust 1.197% due 02/15/2038 •	800	787
GS Mortgage-Backed Securities Trust
0.949% due 12/25/2051 •	2,817	2,759
0.949% due 02/25/2052 •	4,689	4,593

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

GSR Mortgage Loan Trust
2.766% due 09/25/2035 ~	5	5
3.081% due 08/25/2033 •	94	91
Impac CMB Trust 1.097% due 03/25/2035 •	104	102
J.P. Morgan Chase Commercial Mortgage Securities Corp. 1.197% due 04/15/2038 •	945	931
J.P. Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	300	298
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •	1,060	1,051
JP Morgan Mortgage Trust 2.723% due 07/25/2035 ~	237	236
JPMBB Commercial Mortgage Securities Trust 3.801% due 09/15/2047	4,410	4,456
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~	2,185	2,176
3.000% due 06/25/2059 þ	1,695	1,693
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •	2,229	2,210
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •	6,000	5,907
MASTR Adjustable Rate Mortgages Trust 2.623% due 04/21/2034 ~	21	21
Merrill Lynch Mortgage Investors Trust
0.917% due 04/25/2029 •	151	146
2.531% due 12/25/2035 ~	275	270
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •	3,425	3,372
MFA Trust
1.131% due 07/25/2060 ~	3,367	3,208
1.381% due 04/25/2065 ~	794	784
Morgan Stanley Mortgage Loan Trust 1.537% due 11/25/2035 •	755	750
Morgan Stanley Residential Mortgage Loan Trust 0.899% due 09/25/2051 ~	923	904
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	2,447	2,391
2.750% due 07/25/2059 ~	2,448	2,397
2.750% due 11/25/2059 ~	2,766	2,719
3.500% due 12/25/2057 ~	1,472	1,476
3.500% due 10/25/2059 ~	561	558
4.500% due 05/25/2058 ~	139	143
NYO Commercial Mortgage Trust 1.492% due 11/15/2038 •	6,000	5,902
One New York Plaza Trust 1.347% due 01/15/2036 •	3,700	3,649
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	2,439	2,333
RESIMAC Bastille Trust 0.885% due 02/03/2053 •	4,261	4,240
Sequoia Mortgage Trust
0.849% due 07/20/2036 •	818	753
1.109% due 06/20/2033 •	2	2
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	628	619
Starwood Mortgage Trust 1.447% due 04/15/2034 •	3,100	3,062
Structured Asset Mortgage Investments Trust
1.029% due 07/19/2034 •	5	5
1.109% due 09/19/2032 •	8	8
Thornburg Mortgage Securities Trust 2.157% due 04/25/2045 ~	47	48
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~	5,258	5,204
VMC Finance LLC
1.541% due 09/15/2036 ~	402	401
1.568% due 06/16/2036 ~	3,667	3,636
WaMu Mortgage Pass-Through Certificates Trust
1.077% due 01/25/2045 •	10	10
1.121% due 06/25/2046 •	27	27
1.257% due 06/25/2044 •	502	490
1.317% due 10/25/2045 •	85	84
2.585% due 06/25/2033 ~	1	2
2.950% due 07/25/2037 ^~	448	445
Wells Fargo Commercial Mortgage Trust 4.218% due 07/15/2046 ~	1,000	1,010

Total Non-Agency Mortgage-Backed Securities (Cost $130,460)		128,245

ASSET-BACKED SECURITIES 13.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	1,295	1,293

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

American Money Management Corp. CLO Ltd. 1.218% due 04/14/2029 •	526	525
Anchorage Capital CLO Ltd. 1.291% due 07/15/2030 •	2,800	2,800
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~	1,000	994
Ares CLO Ltd. 1.291% due 04/18/2031 ~	4,400	4,329
Asset-Backed Securities Corp. Home Equity Loan Trust 1.267% due 06/25/2034 •	75	72
Bear Stearns Asset-Backed Securities Trust
1.192% due 09/25/2035 ~	921	920
1.257% due 10/27/2032 •	26	25
1.357% due 08/25/2034 •	507	496
Benefit Street Partners CLO Ltd.
1.191% due 10/15/2030 •	1,500	1,487
1.271% due 01/17/2032 •	400	397
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •	5,600	5,564
Carrington Mortgage Loan Trust 1.374% due 10/20/2029 •	2,899	2,900
Chase Funding Trust 1.057% due 07/25/2033 •	210	200
Countrywide Asset-Backed Certificates 0.907% due 03/25/2036 •	275	272
Countrywide Asset-Backed Certificates Trust 1.507% due 11/25/2035 •	236	236
Dryden Senior Loan Fund
1.221% due 04/15/2028 •	2,500	2,492
1.261% due 04/15/2029 •	3,458	3,448
Elevation CLO Ltd. 1.208% due 10/25/2030 •	7,800	7,735
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	6,092	5,727
Finance America Mortgage Loan Trust 1.282% due 08/25/2034 •	134	132
First Franklin Mortgage Loan Trust
0.777% due 04/25/2036 •	1,311	1,278
1.207% due 11/25/2034 •	140	139
1.387% due 07/25/2034 •	211	213
Greystone Commercial Real Estate Notes Ltd. 1.577% due 09/15/2037 •	1,000	992
GSAA Home Equity Trust 0.997% due 07/25/2037 •	183	182
GSAMP Trust 0.977% due 06/25/2036 •	756	741
HERA Commercial Mortgage Ltd. 1.518% due 02/18/2038 •	3,300	3,265
Home Equity Asset Trust 1.507% due 11/25/2034 •	871	864
KKR CLO Ltd.
1.181% due 07/18/2030 •	600	599
1.191% due 07/15/2030 •	2,400	2,372
LCCM Trust 1.597% due 12/13/2038 •	4,000	3,966
LCM LP
1.118% due 07/19/2027 ~	1,071	1,064
1.254% due 07/20/2030 •	4,900	4,848
1.294% due 10/20/2027 •	216	215
1.334% due 04/20/2031 •	1,100	1,093
LoanCore Issuer Ltd. 1.527% due 05/15/2036 •	209	208
MF1 Ltd. 2.143% due 11/15/2035 •	2,000	2,004
MidOcean Credit CLO 1.229% due 01/29/2030 •	4,000	3,977
MKS CLO Ltd. 1.254% due 07/20/2030 ~	4,600	4,602
Nassau Ltd. 1.391% due 10/15/2029 •	1,852	1,853
Navient Private Education Loan Trust
1.397% due 04/15/2069 •	2,433	2,412
1.597% due 12/15/2028 •	178	178
1.847% due 07/16/2040 •	2,800	2,807
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	1,685	1,609
1.170% due 09/16/2069	2,411	2,332
1.310% due 01/15/2069	1,051	1,018
1.690% due 05/15/2069	3,215	3,090
2.230% due 07/15/2070	5,900	5,708
2.460% due 11/15/2068	1,105	1,062
New Century Home Equity Loan Trust 1.387% due 11/25/2034 ~	411	402

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NovaStar Mortgage Funding Trust 1.117% due 01/25/2036 •	512	510
Oaktree CLO Ltd. 1.369% due 04/22/2030 •	1,600	1,591
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •	200	198
1.224% due 04/20/2027 •	903	900
1.280% due 02/20/2028 •	992	992
PFS Financing Corp. 0.930% due 08/15/2024	500	498
Popular ABS Mortgage Pass-Through Trust 0.707% due 06/25/2047 ^•	71	71
PRET LLC 2.487% due 07/25/2051 þ	4,528	4,404
RAAC Trust 1.282% due 01/25/2046 •	583	576
Residential Asset Securities Corp. Trust
1.157% due 06/25/2035 •	1,055	1,054
1.552% due 03/25/2035 •	253	249
Saranac CLO Ltd. 1.646% due 08/13/2031 •	5,200	5,183
Saxon Asset Securities Trust 1.177% due 05/25/2035 •	194	189
SBA Tower Trust 3.869% due 10/15/2049 þ	1,000	1,009
Securitized Asset-Backed Receivables LLC Trust
1.042% due 10/25/2035 ~	19	19
1.132% due 01/25/2035 •	121	115
SLM Student Loan Trust
1.008% due 04/25/2023 •	365	359
1.758% due 04/25/2023 •	202	203
1.958% due 07/25/2023 •	174	174
SMB Private Education Loan Trust
0.997% due 03/17/2053 •	671	660
1.307% due 09/15/2054 •	5,749	5,720
1.600% due 09/15/2054	1,440	1,380
2.230% due 09/15/2037	2,368	2,287
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	85	85
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	874	857
Sound Point CLO Ltd.
1.159% due 01/23/2029 •	4,695	4,699
1.238% due 07/25/2030 •	2,400	2,403
Soundview Home Loan Trust 1.132% due 06/25/2035 •	426	424
Structured Asset Investment Loan Trust
1.007% due 09/25/2034 •	1,713	1,639
1.162% due 03/25/2034 •	571	553
Structured Asset Securities Corp. Mortgage Loan Trust 0.592% due 07/25/2036 •	529	523
Towd Point Asset Trust 1.149% due 11/20/2061 •	2,069	2,062
Towd Point Mortgage Trust
1.057% due 02/25/2057 •	156	156
1.457% due 05/25/2058 •	1,353	1,354
1.457% due 10/25/2059 •	884	883
1.636% due 04/25/2060 ~	3,594	3,421
2.710% due 01/25/2060 ~	1,241	1,215
3.000% due 11/25/2058 ~	389	389
3.750% due 05/25/2058 ~	3,028	3,029
Venture CLO Ltd.
1.274% due 04/20/2029 •	2,292	2,293
1.354% due 01/20/2029 •	1,200	1,196
1.384% due 04/20/2032 •	1,100	1,094
Vibrant CLO Ltd. 1.240% due 07/20/2032 •	300	298
Voya CLO Ltd.
1.191% due 04/17/2030 •	5,000	4,982
1.241% due 10/15/2030 •	3,500	3,460

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.057% due 04/25/2034 •	1,194	1,163

Total Asset-Backed Securities (Cost $165,700)		163,656

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.480% (US0003M + 1.000%) due 08/21/2022 ~	1,000	1,003

Total Sovereign Issues (Cost $1,000)		1,003

	SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
JPMorgan Chase & Co. 3.769% (US0003M + 3.470%) due 07/30/2022 ~(b)	761,000	761

Total Preferred Securities (Cost $761)		761

SHORT-TERM INSTRUMENTS 3.4%
COMMERCIAL PAPER 2.2%
Mizuho Bank Ltd. 1.160% due 07/15/2022	10,000	9,970
Parker-Hannifin Corp. 1.350% due 05/13/2022	8,000	7,993
Rogers Communications, Inc. 1.300% due 04/26/2022	4,700	4,697
VW Credit, Inc. 0.930% due 04/27/2022	4,000	3,998

		26,658

REPURCHASE AGREEMENTS (d) 1.2%		14,607

Total Short-Term Instruments (Cost $41,253)		41,265

Total Investments in Securities (Cost $2,075,460)		2,029,745

Total Investments 170.2% (Cost $2,075,460)		$2,029,745
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $(5,402)		(1,260)
Other Assets and Liabilities, net (70.1)%		(836,218)

Net Assets 100.0%		$1,192,267

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	1.813%	03/17/2026	03/10/2022	$8,000	$8,100	0.68%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021 - 05/26/2021	900	858	0.07

$8,900	$8,958	0.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$14,607	U.S. Treasury Notes 0.375% due 09/15/2024	$(14,899)	$14,607	$14,607

Total Repurchase Agreements	$(14,899)	$14,607	$14,607

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

IND	0.300%	03/31/2022	04/01/2022	$(67,776)	$(67,776)
JPS	0.250	03/31/2022	04/04/2022	(3,185)	(3,185)
0.280	03/29/2022	04/05/2022	(30,760)	(30,761)
0.280	03/30/2022	04/06/2022	(220,220)	(220,223)

Total Reverse Repurchase Agreements	$(321,945)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BPG	0.290%	03/31/2022	04/01/2022	$(558,189)	$(558,194)

Total Sale-Buyback Transactions	$(558,194)

(e)	Securities with an aggregate market value of $878,170 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(696,676) at a weighted average interest rate of (0.021%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2022	2,994	$(343,374)	$8,507	$0	$(11)
U.S. Treasury 10-Year Note June Futures	06/2022	143	(17,571)	517	0	(17)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	233	(31,564)	887	0	(89)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	4	(709)	(19)	0	(4)

Total Futures Contracts	$9,892	$0	$(121)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	(1.000)%	Quarterly	06/20/2026	$89,700	$(2,196)	$541	$(1,655)	$0	$(18)
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	128,100	(3,131)	898	(2,233)	15	0

$(5,327)	$1,439	$(3,888)	$15	$(18)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$18,000	$0	$(4)	$(4)	$0	$(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	13,800	0	(3)	(3)	0	(3)

$0	$(7)	$(7)	$0	$(7)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	168,600	$53	$(3,743)	$(3,690)	$10	$0

Total Swap Agreements	$(5,274)	$(2,311)	$(7,585)	$25	$(25)

(g)	Securities with an aggregate market value of $621 and cash of $8,120 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	04/2022	EUR	15,670	$17,506	$171	$0
04/2022	$17,490	EUR	15,675	0	(149)
CBK	04/2022	5,932	JPY	703,400	0	(154)
GLM	04/2022	11,635	1,359,300	0	(470)
JPM	04/2022	5,828	687,600	0	(180)
SCX	05/2022	22,629	2,744,934	0	(68)

Total Forward Foreign Currency Contracts	$171	$(1,021)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	5,300	$(8)	$(5)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	4,500	(8)	(4)

$(16)	$(9)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	$97.617	06/06/2022	6,600	$(39)	$(83)
Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	99.617	06/06/2022	6,600	(30)	(20)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.391	05/05/2022	700	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.469	05/05/2022	900	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.617	05/05/2022	1,600	(7)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.414	04/06/2022	5,200	(16)	(133)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.914	05/05/2022	1,700	(9)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.102	05/05/2022	700	(4)	(13)

$(112)	$(280)

Total Written Options	$(128)	$(289)

(i)

Securities with an aggregate market value of $1,159 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,991	$318,017	$0	$328,008
Industrials	0	241,903	0	241,903
Utilities	0	58,273	0	58,273
Municipal Bonds & Notes
Illinois	0	466	0	466
U.S. Government Agencies	0	121,790	0	121,790
U.S. Treasury Obligations	0	944,375	0	944,375
Non-Agency Mortgage-Backed Securities	0	128,245	0	128,245
Asset-Backed Securities	0	163,656	0	163,656
Sovereign Issues	0	1,003	0	1,003
Preferred Securities
Financials	0	761	0	761
Short-Term Instruments
Commercial Paper	0	26,658	0	26,658
Repurchase Agreements	0	14,607	0	14,607

Total Investments	$9,991	$2,019,754	$0	$2,029,745

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	171	0	171

$0	$196	$0	$196
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(146)	0	(146)
Over the counter	0	(1,310)	0	(1,310)

$0	$(1,456)	$0	$(1,456)

Total Financial Derivative Instruments	$0	$(1,260)	$0	$(1,260)

Totals	$9,991	$2,018,494	$0	$2,028,485

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8% ¤
CORPORATE BONDS & NOTES 57.3%
BANKING & FINANCE 32.0%
AerCap Ireland Capital DAC 1.750% due 10/29/2024	$500	$472
AIA Group Ltd. 3.125% due 03/13/2023	2,000	2,009
Allstate Corp. 1.613% (US0003M + 0.630%) due 03/29/2023 ~	300	301
American Express Co.
0.927% (US0003M + 0.610%) due 08/01/2022 ~	600	600
1.100% (US0003M + 0.620%) due 05/20/2022 ~	1,000	1,000
American Tower Corp. 3.500% due 01/31/2023	2,000	2,019
Aozora Bank Ltd. 2.550% due 09/09/2022	2,000	2,001
Aviation Capital Group LLC 3.875% due 05/01/2023	500	502
Bank of America Corp.
0.832% (SOFRRATE + 0.690%) due 04/22/2025 ~	200	199
2.881% due 04/24/2023 •	1,400	1,400
Bank of Nova Scotia 1.228% (SOFRINDX + 0.960%) due 03/11/2024 ~	1,000	1,004
Brandywine Operating Partnership LP 3.950% due 02/15/2023	700	705
Chubb INA Holdings, Inc. 2.875% due 11/03/2022	537	540
Citigroup, Inc.
0.831% (SOFRRATE + 0.694%) due 01/25/2026 ~(d)	1,000	984
1.678% due 05/15/2024 •	1,000	992
DBS Group Holdings Ltd. 0.878% (US0003M + 0.620%) due 07/25/2022 ~	2,300	2,303
Deutsche Bank AG
1.649% (US0003M + 1.190%) due 11/16/2022 ~	400	401
3.950% due 02/27/2023	1,200	1,212
European Investment Bank 0.529% (SOFRRATE + 0.290%) due 06/10/2022 ~	500	500
First American Financial Corp. 4.300% due 02/01/2023	1,500	1,521
Goldman Sachs Group, Inc. 0.622% (SOFRRATE + 0.490%) due 10/21/2024 ~	1,800	1,771
JPMorgan Chase & Co.
0.768% due 08/09/2025 •	800	759
1.489% (US0003M + 1.230%) due 10/24/2023 ~	1,256	1,262
Kimco Realty Corp. 3.375% due 10/15/2022	1,200	1,206
Lloyds Banking Group PLC 1.326% due 06/15/2023 •	500	499
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023	1,800	1,805
Mizuho Financial Group, Inc. 1.162% (SOFRRATE + 0.960%) due 05/22/2026 ~	2,200	2,186
National Bank of Canada 0.550% due 11/15/2024 •	500	481
Nationwide Building Society 3.622% due 04/26/2023 •	2,900	2,901
Natwest Group PLC
1.976% (US0003M + 1.470%) due 05/15/2023 ~	1,700	1,702
2.359% due 05/22/2024 •	1,000	993
Nomura Holdings, Inc. 2.648% due 01/16/2025	900	876
NongHyup Bank 0.875% due 07/28/2024	1,500	1,431
NTT Finance Corp.
0.373% due 03/03/2023	800	788
0.583% due 03/01/2024	500	480
ORIX Corp. 2.900% due 07/18/2022	1,000	1,004
Protective Life Global Funding 2.924% due 04/15/2022	987	987
Royal Bank of Canada 0.601% (US0003M + 0.360%) due 01/17/2023 ~	547	548

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Santander Holdings USA, Inc. 3.400% due 01/18/2023		1,700	1,711
SL Green Operating Partnership LP 3.250% due 10/15/2022		1,900	1,904
Societe Generale SA
1.178% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,000	988
3.875% due 03/28/2024		200	201
Standard Chartered PLC
1.214% due 03/23/2025 •		600	573
1.319% due 10/14/2023 •		705	699
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		1,000	962
0.981% (US0003M + 0.740%) due 01/17/2023 ~		345	346
Sumitomo Mitsui Trust Bank Ltd.
0.703% (SOFRRATE + 0.440%) due 09/16/2024 ~		1,000	996
0.850% due 03/25/2024		700	671
TD Ameritrade Holding Corp. 2.950% due 04/01/2022		925	925
Toronto-Dominion Bank 1.175% (SOFRRATE + 0.910%) due 03/08/2024 ~		1,000	1,005
UBS Group AG
1.456% (US0003M + 0.950%) due 08/15/2023 ~		500	501
3.491% due 05/23/2023		1,400	1,402
USAA Capital Corp. 1.500% due 05/01/2023		1,000	991

			56,219

INDUSTRIALS 22.2%
ABB Finance USA, Inc. 2.875% due 05/08/2022		500	500
Amazon.com, Inc. 0.250% due 05/12/2023		500	493
Aptiv PLC 2.396% due 02/18/2025		1,000	975
BMW U.S. Capital LLC 2.950% due 04/14/2022		500	500
Caterpillar, Inc. 8.000% due 02/15/2023		300	316
Celgene Corp.
3.250% due 08/15/2022		400	402
3.550% due 08/15/2022		1,500	1,508
Cigna Corp. 0.613% due 03/15/2024		300	288
Clorox Co. 3.050% due 09/15/2022		600	602
Conagra Brands, Inc.
3.200% due 01/25/2023		1,000	1,007
3.250% due 09/15/2022		1,000	1,007
Danone SA 3.000% due 06/15/2022		1,200	1,204
Dell International LLC 5.450% due 06/15/2023		1,760	1,814
Discovery Communications LLC 2.950% due 03/20/2023		1,000	1,003
DS Smith PLC 2.250% due 09/16/2022	EUR	1,200	1,333
Fiserv, Inc. 3.500% due 10/01/2022		$1,500	1,506
General Mills, Inc. 6.410% due 10/15/2022		200	205
GSK Consumer Healthcare Capital U.S. LLC 1.179% (SOFRRATE + 0.890%) due 03/24/2024 ~		200	200
HCA, Inc. 4.750% due 05/01/2023		2,500	2,564
Honda Motor Co. Ltd. 2.271% due 03/10/2025		400	394
International Flavors & Fragrances, Inc.
0.697% due 09/15/2022		530	528
3.200% due 05/01/2023		1,100	1,104
JDE Peet's NV 0.800% due 09/24/2024		1,585	1,489
John Lewis PLC 6.125% due 01/21/2025	GBP	1,000	1,399
Kia Corp. 1.000% due 04/16/2024		$700	669
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,237	2,238
Kraft Heinz Foods Co. 1.186% (US0003M + 0.820%) due 08/10/2022 ~		1,100	1,099
Lowe's Cos., Inc. 3.120% due 04/15/2022		507	507
Magallanes, Inc.
2.054% (SOFRINDX + 1.780%) due 03/15/2024 ~		200	202

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.528% due 03/15/2024		400	400
Novartis Capital Corp. 2.400% due 09/21/2022		400	402
Panasonic Corp. 2.536% due 07/19/2022		1,300	1,302
Pearson Funding Four Ltd. 3.750% due 05/08/2022		2,000	2,002
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,250	1,252
RELX Capital, Inc. 3.500% due 03/16/2023		1,800	1,816
SK Broadband Co. Ltd. 3.875% due 08/13/2023		1,000	1,016
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	1,011
TWDC Enterprises 18 Corp. 2.125% due 09/13/2022		683	685
Zoetis, Inc. 3.250% due 02/01/2023		1,900	1,914

			38,856

UTILITIES 3.1%
Avangrid, Inc. 3.150% due 12/01/2024		500	500
Duke Energy Carolinas LLC 3.350% due 05/15/2022		705	707
KT Corp. 2.625% due 08/07/2022		1,850	1,851
Southern California Edison Co. 0.910% (SOFRRATE + 0.640%) due 04/03/2023 ~		1,000	1,000
Southern Power Co. 0.900% due 01/15/2026		200	183
Verizon Communications, Inc.
1.300% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	1,000	752
1.606% (US0003M + 1.100%) due 05/15/2025 ~		$500	507

			5,500

Total Corporate Bonds & Notes (Cost $101,598)			100,575

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California Municipal Finance Authority Revenue Notes, Series 2020 1.486% due 11/01/2022		750	751

Total Municipal Bonds & Notes (Cost $750)			751

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
0.456% due 08/25/2044 •(f)		1,129	1,123
0.807% due 10/25/2058 •(f)		980	975
0.907% due 03/25/2049 - 11/25/2059 •(f)		1,353	1,363
0.957% due 05/25/2046 - 11/25/2059 •(f)		2,677	2,704
1.007% due 12/25/2059 •		3,275	3,321
Federal Home Loan Bank 1.050% due 08/13/2026		1,500	1,403
Federal Home Loan Banks
0.750% due 11/22/2023		1,700	1,659
0.800% due 11/27/2023		1,000	977
1.000% due 11/08/2024		1,000	962
Freddie Mac
0.697% due 08/15/2040 •(f)		1,277	1,275
0.700% due 12/23/2025		2,000	1,861
0.797% due 09/15/2045 •(f)		623	624
0.847% due 11/15/2044 •(f)		1,653	1,665
0.907% due 09/25/2049 •(f)		294	294
0.957% due 12/25/2049 •(f)		1,180	1,187
0.997% due 01/15/2054 •(f)		577	585
Ginnie Mae 0.450% due 06/20/2051 •		1,372	1,305

Total U.S. Government Agencies (Cost $23,611)			23,283

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
280 Park Avenue Mortgage Trust 1.187% due 09/15/2034 •		500	498
BSST Mortgage Trust 1.605% due 02/15/2037 ~		500	498
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~		568	537
DROP Mortgage Trust 1.550% due 04/15/2026 •		1,000	991

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Ellington Financial Mortgage Trust 2.206% due 01/25/2067 ~		780	742
GCAT Trust 2.885% due 12/27/2066 ~		295	290
Gemgarto PLC 0.867% due 12/16/2067 •	GBP	462	604
Hawksmoor Mortgage Funding PLC 1.240% due 05/25/2053 •		273	359
Hawksmoor Mortgages 1.240% due 05/25/2053 •		614	808
Hilton USA Trust 2.828% due 11/05/2035		$800	792
MFA Trust 1.381% due 04/25/2065 ~		159	157
OBX Trust 2.305% due 11/25/2061 ~		763	740
Onslow Bay Mortgage Loan Trust
1.957% due 10/25/2061 ~		638	603
2.783% due 01/25/2062 þ		595	588
RESIMAC Premier 1.021% due 07/10/2052 ~		338	337
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		271	265
Towd Point HE Trust 0.918% due 02/25/2063 ~		198	195
VASA Trust 1.297% due 07/15/2039 •		500	490

Total Non-Agency Mortgage-Backed Securities (Cost $9,753)			9,494

ASSET-BACKED SECURITIES 18.2%
American Money Management Corp. CLO Ltd. 1.111% due 04/17/2029 •		543	542
Apres Static CLO Ltd. 1.311% due 10/15/2028 •		303	302
Ares CLO Ltd. 1.111% due 01/15/2029 •		852	846
College Avenue Student Loans LLC 1.657% due 12/26/2047 •		780	774
Commonbond Student Loan Trust
1.980% due 08/25/2050		1,742	1,701
3.560% due 09/25/2045		796	799
Dell Equipment Finance Trust 0.330% due 12/22/2026		500	494
Dryden Senior Loan Fund 1.221% due 04/15/2028 •		400	399
FHF Trust 3.100% due 09/15/2025		1,000	997
GMF Canada Leasing Trust 0.912% due 07/20/2023	CAD	354	283
Halseypoint Clo Ltd. 1.354% due 07/20/2031 •		$1,000	997
KVK CLO Ltd. 1.138% due 01/14/2028 •		53	53
LCM LP 1.118% due 07/19/2027 ~		803	798
MP CLO Ltd. 1.131% due 10/18/2028 •		689	686
Nassau Ltd. 1.391% due 10/15/2029 •		463	463
Navient Private Education Loan Trust
1.397% due 04/15/2069 •		348	345
1.647% due 02/15/2029 ~		242	243
2.650% due 12/15/2028		43	43
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		1,356	1,290
1.310% due 01/15/2069		244	237
1.580% due 04/15/2070		239	227
2.400% due 10/15/2068		208	207
2.600% due 08/15/2068		1,296	1,284
3.130% due 02/15/2068		1,394	1,387
Navient Student Loan Trust 1.507% due 06/25/2065 •		20	20
OCP CLO Ltd. 1.374% due 07/20/2029 •		600	598
Oscar U.S. Funding Trust LLC 2.760% due 12/10/2024		117	117
OSD CLO Ltd. 1.835% due 04/17/2031 •		1,000	989
OZLM Ltd. 1.349% due 04/30/2027 •		103	103
Palmer Square Loan Funding Ltd. 0.928% due 10/15/2029 •		1,800	1,785

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

PRET LLC 1.868% due 07/25/2051 þ		474	451
Santander Retail Auto Lease Trust 0.290% due 04/22/2024		402	398
SMB Private Education Loan Trust
1.197% due 01/15/2053 •		1,000	999
1.390% due 01/15/2053		984	910
SoFi Professional Loan Program LLC
1.057% due 07/25/2040 •		300	300
1.157% due 03/26/2040 •		603	603
1.407% due 01/25/2039 •		262	263
1.557% due 10/27/2036 •		430	430
2.630% due 07/25/2040		80	80
2.720% due 11/26/2040		408	408
Sound Point CLO Ltd. 1.304% due 10/20/2028 •		373	372
Stratus CLO Ltd.
0.993% due 12/28/2029 •		600	596
1.043% due 12/29/2029 •		800	795
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		1,800	1,785
Tesla Auto Lease Trust
0.360% due 09/22/2025		1,000	996
0.550% due 05/22/2023		86	86
2.200% due 11/21/2022		1,000	1,002
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		433	433
Tricolor Auto Securitization Trust 0.740% due 04/15/2024		480	478
Venture CLO Ltd.
1.121% due 07/15/2027 •		789	790
1.538% due 08/28/2029 •		487	487
Wellfleet CLO Ltd. 1.144% due 07/20/2029 •		179	178

Total Asset-Backed Securities (Cost $32,267)			31,849

SOVEREIGN ISSUES 0.8%
Israel Government International Bond 0.750% due 07/31/2022	ILS	1,000	314
Korea Development Bank 0.941% (US0003M + 0.725%) due 07/06/2022 ~		$1,090	1,092

Total Sovereign Issues (Cost $1,401)			1,406

SHORT-TERM INSTRUMENTS 11.4%
COMMERCIAL PAPER 1.5%
Humana, Inc. 1.220% due 04/04/2022		1,700	1,700
Marsh & McLennan Cos., Inc. 0.950% due 04/22/2022		500	500
Walt Disney Co. 0.800% due 04/29/2022		369	369

			2,569

REPURCHASE AGREEMENTS (e) 2.6%			4,500

ISRAEL TREASURY BILLS 1.8%
(0.054)% due 10/07/2022 - 12/07/2022 (a)(b)	ILS	10,300	3,222

JAPAN TREASURY BILLS 4.7%
(0.093)% due 04/11/2022 - 06/20/2022 (a)(b)	JPY	1,011,000	8,305

U.S. TREASURY CASH MANAGEMENT BILLS 0.8%
0.676% due 07/19/2022 (b)(c)		$1,400	1,397

Total Short-Term Instruments (Cost $20,395)			19,993

Total Investments in Securities (Cost $189,775)			187,351

Total Investments 106.8% (Cost $189,775)			$187,351
Financial Derivative Instruments (g) 0.3%(Cost or Premiums, net $0)			516
Other Assets and Liabilities, net (7.1)%			(12,390)

Net Assets 100.0%			$175,477

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	0.831%	01/25/2026	01/18/2022	$1,000	$984	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

TDM	0.280%	03/31/2022	04/01/2022	$4,500	U.S. Treasury Notes 2.000% due 11/15/2026	$(4,630)	$4,500	$4,500

Total Repurchase Agreements	$(4,630)	$4,500	$4,500

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.600%	03/10/2022	06/14/2022	$(11,522)	$(11,527)

Total Reverse Repurchase Agreements	$(11,527)

(f)	Securities with an aggregate market value of $11,795 and Cash of $310 has been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(925) at a weighted average interest rate of 0.600%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	JPY	255,000	$2,216	$121	$0
09/2022	EUR	1,200	1,349	11	0
BPS	04/2022	AUD	1,003	730	0	(21)
04/2022	CAD	447	353	0	(5)
CBK	10/2022	ILS	900	288	4	0
11/2022	5,704	1,828	24	0
12/2022	3,101	992	10	0
GLM	08/2022	1,007	313	0	(3)
HUS	06/2022	JPY	381,000	3,286	150	0
JPM	04/2022	375,000	3,221	140	0
12/2022	ILS	600	195	4	0
SCX	04/2022	GBP	2,573	3,452	73	0
05/2022	2,573	3,386	8	0

Total Forward Foreign Currency Contracts	$545	$(29)

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$56,219	$0	$56,219
Industrials	0	38,856	0	38,856
Utilities	0	5,500	0	5,500
Municipal Bonds & Notes
California	0	751	0	751
U.S. Government Agencies	0	23,283	0	23,283
Non-Agency Mortgage-Backed Securities	0	9,494	0	9,494
Asset-Backed Securities	0	31,849	0	31,849
Sovereign Issues	0	1,406	0	1,406
Short-Term Instruments
Commercial Paper	0	2,569	0	2,569
Repurchase Agreements	0	4,500	0	4,500
Israel Treasury Bills	0	3,222	0	3,222
Japan Treasury Bills	0	8,305	0	8,305
U.S. Treasury Cash Management Bills	0	1,397	0	1,397

Total Investments	$0	$187,351	$0	$187,351

Financial Derivative Instruments - Assets
Over the counter	$0	$545	$0	$545

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(29)	$0	$(29)

Total Financial Derivative Instruments	$0	$516	$0	$516

Totals	$0	$187,867	$0	$187,867

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.2% ¤
CORPORATE BONDS & NOTES 59.0%
BANKING & FINANCE 36.5%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023	$2,366	$2,400
AerCap Ireland Capital DAC
0.951% (SOFRRATE + 0.680%) due 09/29/2023 ~	12,450	12,331
1.150% due 10/29/2023	10,000	9,578
1.750% due 10/29/2024	23,500	22,164
3.300% due 01/23/2023	3,550	3,562
4.625% due 07/01/2022	24,100	24,235
AIA Group Ltd. 3.125% due 03/13/2023	13,060	13,119
Ally Financial, Inc. 4.625% due 05/19/2022	11,699	11,745
American Express Co.
0.927% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,197
1.100% (US0003M + 0.620%) due 05/20/2022 ~	37,000	37,008
American Honda Finance Corp. 1.506% (US0003M + 0.540%) due 06/27/2022 ~	79,300	79,456
Aozora Bank Ltd.
1.050% due 09/09/2024	33,380	31,871
2.550% due 09/09/2022	15,319	15,324
Athene Global Funding 2.192% (US0003M + 1.230%) due 07/01/2022 ~	134,859	135,102
Aviation Capital Group LLC 3.875% due 05/01/2023	6,351	6,382
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	3,003	3,038
Banco Santander SA 1.358% (US0003M + 1.120%) due 04/12/2023 ~	7,000	7,039
Bank of America Corp.
0.832% (SOFRRATE + 0.690%) due 04/22/2025 ~	37,879	37,683
0.876% due 10/24/2024 •	59,200	59,257
1.259% (US0003M + 1.000%) due 04/24/2023 ~	7,065	7,067
1.373% (US0003M + 0.790%) due 03/05/2024 ~	35,700	35,778
2.881% due 04/24/2023 •	750	750
Bank of Nova Scotia
0.868% (SOFRRATE + 0.610%) due 09/15/2026 ~	27,800	27,415
1.228% (SOFRINDX + 0.960%) due 03/11/2024 ~	24,100	24,207
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	27,200	26,047
Barclays PLC 1.839% (US0003M + 1.380%) due 05/16/2024 ~	64,482	64,805
BNP Paribas SA 1.471% (US0003M + 1.230%) due 01/15/2024 ~	4,000	4,073
Canadian Imperial Bank of Commerce 0.656% (SOFRRATE + 0.400%) due 12/14/2023 ~	8,200	8,152
Caterpillar Financial Services Corp. 1.016% (US0003M + 0.510%) due 05/15/2023 ~	6,100	6,117
Charles Schwab Corp. 0.707% (SOFRINDX + 0.520%) due 05/13/2026 ~	29,400	29,069
Citigroup, Inc.
0.834% (SOFRRATE + 0.669%) due 05/01/2025 ~(d)	22,450	22,247
1.209% (US0003M + 0.950%) due 07/24/2023 ~	23,802	23,844
1.546% (US0003M + 1.023%) due 06/01/2024 ~	55,800	56,115
1.569% (US0003M + 1.100%) due 05/17/2024 ~	8,724	8,775
1.953% (US0003M + 1.430%) due 09/01/2023 ~	63,382	63,612
CNH Industrial Capital LLC
1.950% due 07/02/2023	7,060	6,990
4.375% due 04/05/2022	3,227	3,227
Credit Suisse AG
0.548% (SOFRRATE + 0.390%) due 02/02/2024 ~	62,400	61,926
1.000% due 05/05/2023	19,750	19,462
Credit Suisse Group AG 2.043% (US0003M + 1.240%) due 06/12/2024 ~	6,000	6,037
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	11,250	11,369
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	5,388	5,392
Danske Bank AS
1.171% due 12/08/2023 •	72,979	72,064
1.863% (US0003M + 1.060%) due 09/12/2023 ~	30,685	30,766

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.875% due 09/12/2023	19,621	19,814
5.375% due 01/12/2024	46,102	47,554
DBS Group Holdings Ltd. 0.878% (US0003M + 0.620%) due 07/25/2022 ~	119,068	119,217
Deutsche Bank AG
0.672% due 11/08/2023 •	31,800	31,604
1.649% (US0003M + 1.190%) due 11/16/2022 ~	14,869	14,912
1.738% (US0003M + 1.230%) due 02/27/2023 ~	1,850	1,860
3.300% due 11/16/2022	46,931	47,262
3.950% due 02/27/2023	58,408	59,002
Fidelity National Financial, Inc. 5.500% due 09/01/2022	13,000	13,189
First Abu Dhabi Bank PJSC
1.189% (US0003M + 0.950%) due 04/16/2022 ~	25,900	25,919
1.189% (US0003M + 0.850%) due 08/08/2023 ~	9,000	9,011
GA Global Funding Trust
0.755% (SOFRRATE + 0.500%) due 09/13/2024 ~	50,570	49,985
1.000% due 04/08/2024	63,200	60,548
General Motors Financial Co., Inc.
1.199% (US0003M + 0.990%) due 01/05/2023 ~	29,040	28,986
1.396% (SOFRRATE + 1.200%) due 11/17/2023 ~	7,000	7,026
2.306% (US0003M + 1.310%) due 06/30/2022 ~	10,744	10,766
3.150% due 06/30/2022	3,500	3,509
3.450% due 04/10/2022	3,000	3,001
3.550% due 07/08/2022	33,048	33,221
3.700% due 05/09/2023	6,986	7,059
4.150% due 06/19/2023	16,898	17,154
Goldman Sachs Group, Inc.
0.523% due 03/08/2023	1,100	1,083
0.622% (SOFRRATE + 0.490%) due 10/21/2024 ~	26,600	26,167
0.736% due 11/17/2023 •	42,600	42,396
1.214% (US0003M + 0.750%) due 02/23/2023 ~	23,015	23,062
1.217% due 12/06/2023	10,000	9,764
1.648% (SOFRRATE + 1.390%) due 03/15/2024 ~	16,000	16,111
2.108% (US0003M + 1.600%) due 11/29/2023 ~	2,478	2,511
2.905% due 07/24/2023 •	6,920	6,929
2.908% due 06/05/2023 •	2,853	2,856
3.625% due 02/20/2024	26,000	26,342
Hana Bank
1.067% (US0003M + 0.800%) due 07/26/2023 ~	3,000	3,016
1.553% (US0003M + 0.750%) due 06/13/2024 ~	1,900	1,910
1.603% (US0003M + 0.800%) due 03/13/2023 ~	20,700	20,780
1.667% (US0003M + 0.700%) due 10/02/2022 ~	63,230	63,349
1.678% (US0003M + 0.875%) due 09/14/2022 ~	21,100	21,153
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	31,780	31,803
3.350% due 02/15/2023	8,500	8,525
HSBC Holdings PLC
1.488% (US0003M + 1.000%) due 05/18/2024 ~	175,085	175,706
1.645% due 04/18/2026 •	9,700	9,137
1.975% (US0003M + 1.230%) due 03/11/2025 ~	2,300	2,319
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022	19,000	19,106
Hyundai Capital Services, Inc.
0.750% due 09/15/2023	13,500	13,060
3.000% due 08/29/2022	17,600	17,652
3.750% due 03/05/2023	3,410	3,450
ING Groep NV 1.962% (US0003M + 1.000%) due 10/02/2023 ~	37,989	38,226
International Bank for Reconstruction & Development
0.231% due 01/13/2023 •	62,000	62,010
0.650% due 02/10/2026	70,100	65,027
Jackson National Life Global Funding 1.696% (US0003M + 0.730%) due 06/27/2022 ~	22,670	22,695
John Deere Capital Corp. 1.090% (US0003M + 0.480%) due 09/08/2022 ~	10,146	10,147
JPMorgan Chase & Co.
0.845% (SOFRRATE + 0.580%) due 03/16/2024 ~	25,746	25,674
0.989% (US0003M + 0.730%) due 04/23/2024 ~	25,991	26,065
1.134% due 02/24/2026 •	18,000	17,992
1.149% (US0003M + 0.890%) due 07/23/2024 ~	8,879	8,930
1.489% (US0003M + 1.230%) due 10/24/2023 ~	62,775	63,090
2.776% due 04/25/2023 •	7,320	7,322
3.207% due 04/01/2023 •	9,600	9,605
Kookmin Bank 2.875% due 03/25/2023	1,180	1,186
KSA Sukuk Ltd. 2.894% due 04/20/2022	25,000	25,014
Lloyds Banking Group PLC
1.326% due 06/15/2023 •	10,000	9,976
2.907% due 11/07/2023 •	14,000	14,024
4.050% due 08/16/2023	720	733
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	6,448	6,467

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.559% due 02/28/2024	9,300	9,387
Mitsubishi UFJ Financial Group, Inc.
1.048% (US0003M + 0.790%) due 07/25/2022 ~	73,672	73,793
1.127% (US0003M + 0.860%) due 07/26/2023 ~	37,201	37,390
1.244% (US0003M + 0.740%) due 03/02/2023 ~	44,074	44,172
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023	5,000	5,015
Mizuho Financial Group, Inc.
1.128% (US0003M + 0.630%) due 05/25/2024 ~	75,510	75,524
1.162% (SOFRRATE + 0.960%) due 05/22/2026 ~(b)	46,640	46,346
1.220% (US0003M + 0.610%) due 09/08/2024 ~	41,300	41,280
1.226% (US0003M + 0.990%) due 07/10/2024 ~	29,300	29,435
1.653% (US0003M + 0.850%) due 09/13/2023 ~	25,765	25,815
Morgan Stanley
0.731% due 04/05/2024 •	21,200	20,774
1.184% (SOFRRATE + 0.950%) due 02/18/2026 ~	106,700	106,789
1.559% (US0003M + 1.220%) due 05/08/2024 ~	9,321	9,386
Nationwide Building Society
0.550% due 01/22/2024	37,000	35,494
3.622% due 04/26/2023 •	7,782	7,784
Natwest Group PLC
1.976% (US0003M + 1.470%) due 05/15/2023 ~	177,424	177,608
2.516% (US0003M + 1.550%) due 06/25/2024 ~	7,500	7,570
NatWest Group PLC
3.498% due 05/15/2023 •	7,300	7,311
3.875% due 09/12/2023	1,100	1,112
Nissan Motor Acceptance Co. LLC
0.894% (US0003M + 0.650%) due 07/13/2022 ~	26,583	26,554
1.250% (US0003M + 0.640%) due 03/08/2024 ~	29,470	29,325
1.656% due 09/28/2022 •	20,509	20,470
2.600% due 09/28/2022	20,451	20,454
2.650% due 07/13/2022	21,373	21,413
3.450% due 03/15/2023	3,421	3,438
3.875% due 09/21/2023	5,200	5,232
Nomura Holdings, Inc. 2.648% due 01/16/2025	75,200	73,221
NongHyup Bank 0.875% due 07/28/2024	12,100	11,543
NTT Finance Corp. 0.373% due 03/03/2023	34,000	33,506
ORIX Corp. 4.050% due 01/16/2024	22,313	22,755
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	9,645	9,718
5.250% due 08/15/2022	4,584	4,614
Protective Life Global Funding 2.615% due 08/22/2022	8,900	8,942
QNB Finance Ltd.
1.315% (US0003M + 1.000%) due 05/02/2022 ~	52,450	52,466
2.178% (US0003M + 1.250%) due 03/21/2024 ~	25,000	25,102
Royal Bank of Canada
0.601% (US0003M + 0.360%) due 01/17/2023 ~	35,100	35,146
0.655% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	31,220
Santander Holdings USA, Inc. 3.400% due 01/18/2023	70,284	70,734
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •	35,000	33,313
Skandinaviska Enskilda Banken AB 1.448% (US0003M + 0.645%) due 12/12/2022 ~	60,500	60,639
SL Green Operating Partnership LP 3.250% due 10/15/2022	3,510	3,518
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	3,531	3,536
Societe Generale SA
3.875% due 03/28/2024	32,990	33,065
4.250% due 09/14/2023	18,708	18,965
Standard Chartered PLC
1.136% (SOFRRATE + 0.930%) due 11/23/2025 ~	12,900	12,759
1.319% due 10/14/2023 •	20,199	20,014
1.365% (SOFRRATE + 1.250%) due 10/14/2023 ~	14,200	14,248
2.030% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,300	5,336
Sumitomo Mitsui Financial Group, Inc.
0.981% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,509
0.981% (US0003M + 0.740%) due 01/17/2023 ~	943	946
0.984% (SOFRRATE + 0.880%) due 01/14/2027 ~	43,300	43,148
Sumitomo Mitsui Trust Bank Ltd.
0.703% (SOFRRATE + 0.440%) due 09/16/2024 ~	26,475	26,368
0.800% due 09/12/2023	6,000	5,843
0.850% due 03/25/2024	65,950	63,239
2.550% due 03/10/2025	4,100	4,015
Synchrony Bank 3.000% due 06/15/2022	26,808	26,855
Synchrony Financial 2.850% due 07/25/2022	24,575	24,645

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Toronto-Dominion Bank 1.175% (SOFRRATE + 0.910%) due 03/08/2024 ~	34,000	34,160
Toyota Motor Credit Corp.
0.869% due 05/17/2022 •	13,250	13,259
1.090% (US0003M + 0.480%) due 09/08/2022 ~	10,600	10,593
UBS AG
0.536% (SOFRRATE + 0.360%) due 02/09/2024 ~	14,800	14,703
0.626% due 08/09/2024 •	50,000	49,747
UBS Group AG
1.456% due 08/15/2023 •	2,600	2,604
1.456% (US0003M + 0.950%) due 08/15/2023 ~	72,186	72,305
2.859% due 08/15/2023 •	3,800	3,806
3.491% due 05/23/2023	26,500	26,540
Wells Fargo & Co. 1.529% (US0003M + 1.230%) due 10/31/2023 ~	167,791	168,580
Woori Bank 1.185% (US0003M + 0.870%) due 02/01/2023 ~	2,000	2,006

		4,794,868

INDUSTRIALS 14.6%
AbbVie, Inc. 1.130% (US0003M + 0.650%) due 11/21/2022 ~	41,690	41,794
Altria Group, Inc.
2.850% due 08/09/2022	18,000	18,084
2.950% due 05/02/2023	6,000	6,014
Apple, Inc. 0.727% (US0003M + 0.350%) due 05/11/2022 ~	100	100
Barry Callebaut Services NV 5.500% due 06/15/2023	1,610	1,651
BAT Capital Corp. 1.386% (US0003M + 0.880%) due 08/15/2022 ~	170,613	170,817
Bayer U.S. Finance LLC
1.836% (US0003M + 1.010%) due 12/15/2023 ~	42,800	43,012
3.875% due 12/15/2023	12,238	12,371
BMW Finance NV
1.185% (US0003M + 0.790%) due 08/12/2022 ~	35,000	35,057
2.250% due 08/12/2022	4,600	4,611
BMW U.S. Capital LLC
0.768% (US0003M + 0.530%) due 04/14/2022 ~	15,838	15,839
0.856% (US0003M + 0.640%) due 04/06/2022 ~	27,864	27,865
Boeing Co.
1.167% due 02/04/2023	40,610	40,304
1.433% due 02/04/2024	72,917	70,569
1.875% due 06/15/2023	8,000	7,906
2.800% due 03/01/2023	425	427
4.508% due 05/01/2023	99,805	101,552
BP Capital Markets America, Inc. 1.578% (US0003M + 0.650%) due 09/19/2022 ~	38,753	38,778
Bristol-Myers Squibb Co. 0.839% (US0003M + 0.380%) due 05/16/2022 ~	56,600	56,606
CenterPoint Energy Resources Corp. 1.004% (US0003M + 0.500%) due 03/02/2023 ~	24,381	24,311
Charter Communications Operating LLC
1.967% (US0003M + 1.650%) due 02/01/2024 ~	48,093	49,043
4.464% due 07/23/2022	107,365	107,766
Cigna Corp.
0.613% due 03/15/2024	8,100	7,773
1.131% (US0003M + 0.890%) due 07/15/2023 ~	28,000	28,209
3.750% due 07/15/2023	4,942	5,016
Conagra Brands, Inc. 0.500% due 08/11/2023	8,800	8,523
ConocoPhillips Co. 2.125% due 03/08/2024	35,000	34,695
Constellation Brands, Inc.
3.200% due 02/15/2023	2,100	2,122
4.250% due 05/01/2023	20,115	20,498
Daimler Finance North America LLC 1.151% (US0003M + 0.840%) due 05/04/2023 ~	3,200	3,214
Daimler Trucks Finance North America LLC
0.765% (SOFRRATE + 0.500%) due 06/14/2023 ~	39,800	39,687
0.865% (SOFRRATE + 0.600%) due 12/14/2023 ~	23,400	23,358
1.015% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	992
Discovery Communications LLC 2.950% due 03/20/2023	435	436
Enbridge, Inc. 0.550% due 10/04/2023	12,100	11,733
Entergy Louisiana LLC 0.950% due 10/01/2024	8,200	7,821
ERAC USA Finance LLC 3.300% due 10/15/2022	1,000	1,008
Fidelity National Information Services, Inc. 0.375% due 03/01/2023	10,200	10,022

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Fiserv, Inc. 3.500% due 10/01/2022	4,249	4,267
General Mills, Inc. 6.410% due 10/15/2022	21,400	21,882
General Motors Co.
4.875% due 10/02/2023	3,242	3,341
5.400% due 10/02/2023 (d)	2,500	2,588
GSK Consumer Healthcare Capital U.S. LLC 1.179% (SOFRRATE + 0.890%) due 03/24/2024 ~	18,900	18,931
Humana, Inc. 0.650% due 08/03/2023	33,000	32,209
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023	11,900	11,553
Hyundai Capital America
0.800% due 04/03/2023	39,730	39,000
0.800% due 01/08/2024	5,000	4,776
1.250% due 09/18/2023	475	463
2.375% due 02/10/2023	20,563	20,505
2.850% due 11/01/2022	23,148	23,224
3.250% due 09/20/2022	16,184	16,268
4.125% due 06/08/2023	970	983
5.750% due 04/06/2023	20,303	20,873
Illumina, Inc. 0.550% due 03/23/2023	21,500	21,101
Imperial Brands Finance PLC
3.500% due 02/11/2023	27,489	27,630
3.750% due 07/21/2022	70,625	70,796
Kia Corp.
1.000% due 04/16/2024	2,200	2,103
3.000% due 04/25/2023	28,365	28,467
Komatsu Finance America, Inc. 2.437% due 09/11/2022	10,550	10,554
Leidos, Inc. 2.950% due 05/15/2023	34,357	34,473
Lennar Corp. 4.750% due 11/15/2022	18,828	19,021
Magallanes, Inc.
2.054% (SOFRINDX + 1.780%) due 03/15/2024 ~	19,700	19,886
3.528% due 03/15/2024	38,100	38,094
Martin Marietta Materials, Inc. 0.650% due 07/15/2023	21,520	21,019
Mondelez International, Inc. 2.125% due 03/17/2024 (f)	6,400	6,357
NetApp, Inc. 3.250% due 12/15/2022	510	512
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	3,321	3,315
Panasonic Corp. 2.536% due 07/19/2022	16,460	16,484
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	15,635	15,712
4.125% due 08/01/2023	2,143	2,170
Pioneer Natural Resources Co. 0.550% due 05/15/2023	22,200	21,719
RELX Capital, Inc. 3.500% due 03/16/2023	1,770	1,786
Saudi Arabian Oil Co. 2.750% due 04/16/2022	11,495	11,501
Schneider Electric SE 2.950% due 09/27/2022	6,714	6,765
SK Broadband Co. Ltd. 3.875% due 08/13/2023	15,632	15,873
SK Hynix, Inc. 1.000% due 01/19/2024	4,000	3,843
SK Telecom Co. Ltd. 3.750% due 04/16/2023	1,400	1,416
Sky Ltd. 3.125% due 11/26/2022	1,500	1,511
Southern Natural Gas Co. LLC 0.625% due 04/28/2023	7,000	6,865
Stellantis NV 5.250% due 04/15/2023	4,985	5,094
Suntory Holdings Ltd. 2.550% due 06/28/2022	2,791	2,795
Thermo Fisher Scientific, Inc.
0.468% (SOFRINDX + 0.350%) due 04/18/2023 ~	44,000	43,977
0.508% (SOFRINDX + 0.390%) due 10/18/2023 ~	39,900	39,763
0.797% due 10/18/2023	3,500	3,416
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	13,192	13,896
Verisk Analytics, Inc. 4.125% due 09/12/2022	489	494
VMware, Inc. 0.600% due 08/15/2023	19,300	18,766

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Volkswagen Group of America Finance LLC
0.750% due 11/23/2022	30,800	30,544
2.900% due 05/13/2022	40,755	40,809
4.250% due 11/13/2023	9,313	9,491
Zoetis, Inc. 3.250% due 02/01/2023	6,600	6,648

		1,925,113

UTILITIES 7.9%
American Electric Power Co., Inc. 0.797% (US0003M + 0.480%) due 11/01/2023 ~	163,600	163,432
AT&T, Inc. 1.285% (US0003M + 0.890%) due 02/15/2023 ~	74,811	75,130
Atmos Energy Corp.
0.625% due 03/09/2023	26,600	26,218
1.023% (US0003M + 0.380%) due 03/09/2023 ~	114,700	114,566
BP Capital Markets PLC 1.578% (US0003M + 0.650%) due 09/19/2022 ~	1,000	1,001
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	7,000	6,877
Cleco Power LLC 1.326% (US0003M + 0.500%) due 06/15/2023 ~	2,900	2,900
Dominion Energy, Inc. 1.356% (US0003M + 0.530%) due 09/15/2023 ~	48,612	48,541
Enel Finance International NV 2.650% due 09/10/2024	14,100	13,900
Engie SA 2.875% due 10/10/2022	10,000	10,040
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024	14,272	14,101
KT Corp. 2.625% due 08/07/2022 (b)	14,340	14,350
Mississippi Power Co. 0.571% (SOFRRATE + 0.300%) due 06/28/2024 ~	16,575	16,432
NextEra Energy Capital Holdings, Inc.
0.750% (US0003M + 0.270%) due 02/22/2023 ~	20,450	20,383
0.764% (SOFRRATE + 0.540%) due 03/01/2023 ~	28,500	28,475
1.309% (SOFRINDX + 1.020%) due 03/21/2024 ~	28,000	28,024
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	5,500	5,534
Oklahoma Gas & Electric Co. 0.553% due 05/26/2023	14,000	13,704
Pacific Gas & Electric Co.
1.338% (SOFRINDX + 1.150%) due 11/14/2022 ~	5,715	5,717
1.700% due 11/15/2023	14,000	13,655
1.750% due 06/16/2022	61,700	61,637
2.365% (US0003M + 1.480%) due 06/16/2022 ~	104,763	104,748
4.250% due 08/01/2023	1,600	1,616
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	11,350	11,419
Southern California Edison Co.
0.700% due 04/03/2023	27,400	26,992
0.700% due 08/01/2023	20,400	19,881
0.910% (SOFRRATE + 0.640%) due 04/03/2023 ~	62,700	62,687
Southern California Gas Co. 1.153% (US0003M + 0.350%) due 09/14/2023 ~	9,700	9,683
Verizon Communications, Inc. 1.606% (US0003M + 1.100%) due 05/15/2025 ~	111,563	113,066

		1,034,709

Total Corporate Bonds & Notes (Cost $7,814,100)		7,754,690

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.337% due 06/01/2023	6,000	6,000

Total Municipal Bonds & Notes (Cost $6,000)		6,000

U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.406% due 06/25/2048 •	9,650	9,669
0.426% due 08/25/2044 •	3,395	3,394
0.456% due 08/25/2044 - 12/25/2048 •	33,080	32,984
0.487% due 01/25/2037 •	273	275
0.506% due 07/25/2044 - 03/25/2060 •	27,619	27,681
0.556% due 07/25/2046 - 08/25/2050 •	18,551	18,527
0.587% due 08/25/2049 •	12,790	12,703
0.606% due 07/25/2046 •	4,571	4,593
0.707% due 05/25/2037 •	13	13
0.757% due 12/25/2045 •	2,182	2,181

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

0.787% due 02/25/2037 •	18	18
0.807% due 11/25/2036 •	50	50
0.857% due 06/25/2026 •	82	82
0.867% due 09/25/2035 •	281	282
0.868% due 04/18/2028 - 09/18/2031 •	407	408
0.875% due 12/18/2026	79,600	73,317
0.877% due 03/25/2037 •	197	198
0.907% due 02/25/2038 - 06/25/2059 •	12,314	12,392
0.957% due 06/25/2031 - 11/25/2059 •	31,778	31,937
0.968% due 05/18/2032 •	82	83
1.007% due 12/25/2059 •	2,978	3,019
1.018% due 03/18/2032 •	84	85
1.137% due 12/25/2037 •	320	325
1.157% due 05/25/2037 •	65	66
1.207% due 03/25/2037 - 02/25/2040 •	60	62
1.237% due 02/25/2038 •	702	717
1.307% due 07/25/2038 •	38	39
1.357% due 03/25/2032 •	16	16
2.000% due 12/25/2044	1,203	1,152
2.033% due 05/01/2038 •	279	291
2.336% due 01/01/2036 •	2,106	2,212
Federal Home Loan Bank
0.625% due 11/27/2024	63,000	59,903
0.790% due 02/25/2026	25,000	23,498
0.900% due 03/03/2026	46,300	43,261
0.960% due 03/05/2026	167,200	156,929
1.000% due 03/23/2026	28,275	26,556
1.050% due 08/13/2026	130,600	122,155
1.100% due 08/20/2026	85,000	79,325
1.110% due 07/27/2026	46,000	42,989
Federal Home Loan Banks
0.750% due 11/22/2023	57,300	55,928
0.800% due 11/27/2023	20,000	19,541
Freddie Mac
0.426% due 05/15/2038 •	2,418	2,419
0.436% due 05/15/2041 •	2,664	2,668
0.456% due 03/15/2037 - 03/15/2043 •	42,024	41,558
0.506% due 12/15/2042 - 11/15/2044 •	6,075	6,118
0.526% due 06/15/2044 •	7,862	7,838
0.556% due 12/15/2037 ~	1,485	1,484
0.647% due 11/15/2036 - 01/15/2040 •	16	16
0.717% due 02/15/2037 •	724	724
0.817% due 04/15/2041 •	205	206
0.847% due 09/15/2048 ~	1,039	1,045
0.847% due 04/15/2049 •	3,849	3,866
0.897% due 07/15/2039 •	29	30
0.907% due 09/25/2049 •	12,922	12,982
0.957% due 12/25/2049 •	4,535	4,565
1.000% due 01/15/2041 - 09/15/2044	91,056	84,751
2.322% due 09/01/2037 •	1,618	1,699
Ginnie Mae
0.306% due 06/20/2066 ~	278	277
0.450% due 06/20/2051 - 07/20/2051 •	261,224	248,271
0.456% due 08/20/2065 ~	12,076	12,023
0.576% due 06/20/2067 •	1,218	1,214
0.606% due 03/20/2061 - 07/20/2067 •	5,811	5,798
0.631% due 06/20/2046 •	17,780	17,820
0.706% due 05/20/2065 - 12/20/2068 •	14,607	14,455
0.756% due 12/20/2064 - 10/20/2065 •	16,655	16,673
0.849% due 07/20/2049 •	7,391	7,392
0.886% due 09/20/2066 •	1,405	1,411
0.899% due 03/20/2049 - 06/20/2049 •	11,971	11,994
0.899% due 04/20/2049 ~	5,792	5,809
0.906% due 07/20/2066 •	2,534	2,545
0.936% due 08/20/2066 •	875	881
1.026% due 07/20/2065 •	4,612	4,645
1.029% due 04/20/2067 •	1,504	1,499
1.031% due 06/20/2067 •	5,496	5,519
1.049% due 09/20/2040 •	3,769	3,798
1.069% due 05/20/2041 •	7,375	7,437
1.079% due 10/20/2040 •	6,807	6,866
1.099% due 05/20/2041 •	2,002	2,020
1.106% due 01/20/2066 •	4,216	4,258
1.131% due 01/16/2040 •	2,753	2,790
1.140% due 05/20/2063 •	641	637
1.149% due 04/20/2070 •	41,381	41,594
1.156% due 02/20/2066 •	10,106	10,216
1.189% due 02/20/2040 •	2,368	2,397
1.199% due 03/20/2040 •	6,459	6,543
1.219% due 04/20/2040 •	4,851	4,911
1.249% due 03/20/2040 •	5,087	5,158
2.500% due 01/20/2049 - 10/20/2049	3,466	3,391
3.000% due 07/20/2046	458	456
6.000% due 12/15/2033	12	13

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

6.500% due 11/15/2033 - 09/15/2034	19	19
7.000% due 02/15/2024 - 07/15/2032	49	48
7.500% due 07/15/2024 - 06/15/2028	31	31

Total U.S. Government Agencies (Cost $1,565,460)		1,501,634

U.S. TREASURY OBLIGATIONS 15.1%
U.S. Treasury Notes
0.875% due 01/31/2024 (f)	427,300	416,484
2.250% due 03/31/2024 (f)	1,576,300	1,574,237

Total U.S. Treasury Obligations (Cost $1,996,471)		1,990,721

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
AREIT Trust
1.184% due 09/14/2036 •	3,180	3,173
1.300% due 11/17/2024 •	40,800	40,396
1.477% due 07/17/2026 •	32,100	32,042
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	19,238	18,306
Ashford Hospitality Trust
1.297% due 04/15/2035 •	1,819	1,787
1.397% due 06/15/2035 •	9,300	9,227
BDS Ltd. 1.464% due 09/15/2035 •	18,905	18,689
Bear Stearns Adjustable Rate Mortgage Trust 2.480% due 08/25/2033 ~	341	351
Beast Mortgage Trust 1.447% due 03/15/2036 •	600	591
Beneria Cowen & Pritzer Collateral Funding Corp. 1.196% due 06/15/2038 •	5,500	5,390
BFLD Trust 1.547% due 10/15/2035 •	12,000	11,880
BHP Trust 1.372% due 08/15/2036 •	2,561	2,525
BPCRE Ltd. 1.291% due 02/15/2037 •	88	87
Brass PLC 1.159% due 11/16/2066 •	3,645	3,654
BSST Mortgage Trust 1.605% due 02/15/2037 ~	8,000	7,975
BXMT Ltd. 1.564% due 11/15/2037 •	57,900	57,556
CGRBS Commercial Mortgage Trust 3.369% due 03/13/2035	1,480	1,485
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	30,973	29,292
Commercial Mortgage Trust 1.697% due 12/15/2038 •	10,000	9,881
Credit Suisse Mortgage Capital Trust
1.147% due 07/15/2032 •	13,000	12,626
1.747% due 10/15/2037 •	8,700	8,684
CRSNT Commercial Mortgage Trust 1.220% due 04/15/2036 •	52,400	51,672
DBCG Mortgage Trust 1.097% due 06/15/2034 ~	78,640	77,870
DBWF Mortgage Trust 1.479% due 12/19/2030 ~	900	893
Ellington Financial Mortgage Trust 2.206% due 01/25/2067 ~	45,250	43,012
Extended Stay America Trust 1.477% due 07/15/2038 •	2,385	2,360
GCAT Trust
2.650% due 10/25/2068 ~	2,511	2,472
2.885% due 12/27/2066 ~	27,860	27,385
Gosforth Funding PLC 0.948% due 08/25/2060 •	2,551	2,551
GPMT Ltd. 1.718% due 07/16/2035 •	33,109	33,019
GS Mortgage Securities Corp. Trust 1.297% due 07/15/2031 •	9,100	8,968
GS Mortgage Securities Trust 3.648% due 01/10/2047	3,515	3,548
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	62,855	61,199
Hilton USA Trust 2.828% due 11/05/2035	11,600	11,483
IMT Trust 1.097% due 06/15/2034 •	2,112	2,098
JP Morgan Chase Commercial Mortgage Securities Trust 1.397% due 09/15/2029 •	39,072	38,912
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ	5,973	5,802

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

LoanCore Issuer Ltd. 0.964% due 07/15/2035 •	14,862	14,736
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •	26,000	25,598
MAD Mortgage Trust 2.976% due 08/15/2034 ~	3,528	3,455
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 1.097% due 11/15/2031 •	396	400
MF1 Ltd. 1.371% due 12/15/2034 •	2,700	2,673
MFA Trust
1.131% due 07/25/2060 ~	41,607	39,641
1.381% due 04/25/2065 ~	17,396	17,161
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	770	767
Morgan Stanley Capital Trust
1.247% due 11/15/2034 •	4,690	4,647
1.297% due 07/15/2035 •	2,300	2,275
1.566% due 12/15/2023 ~	47,200	46,881
Natixis Commercial Mortgage Securities Trust 1.347% due 08/15/2038 •	3,000	2,928
OBX Trust 2.305% due 11/25/2061 ~	51,477	49,926
Onslow Bay Mortgage Loan Trust
1.957% due 10/25/2061 ~	35,802	33,817
2.783% due 01/25/2062 þ	53,189	52,510
PFP Ltd.
1.247% due 04/14/2038 •	31,368	30,978
1.481% due 04/14/2037 •	12,928	12,835
Ready Capital Mortgage Financing LLC
1.457% due 04/25/2038 •	23,295	23,262
1.756% due 01/25/2037 •	25,000	25,035
RESIMAC Bastille Trust 0.885% due 02/03/2053 •	31,072	30,917
RESIMAC Premier 1.021% due 07/10/2052 ~	8,450	8,432
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	6,467	6,334
Starwood Mortgage Trust 1.255% due 11/15/2036 •	17,200	16,883
Tharaldson Hotel Portfolio Trust 1.340% due 11/11/2034 •	4,467	4,410
Towd Point HE Trust 0.918% due 02/25/2063 ~	13,300	13,084
UBS-Barclays Commercial Mortgage Trust 1.142% due 04/10/2046 •	14,051	14,006
Verus Securitization Trust
0.820% due 10/25/2063 ~	11,241	10,995
1.630% due 10/25/2066 ~	45,978	44,072
VMC Finance LLC 1.568% due 06/16/2036 ~	18,581	18,423
Wells Fargo Commercial Mortgage Trust
1.237% due 12/13/2031 •	5,400	5,338
1.491% due 07/15/2046 •	4,229	4,228
Wells Fargo-RBS Commercial Mortgage Trust 3.071% due 03/15/2045	23,772	23,803

Total Non-Agency Mortgage-Backed Securities (Cost $1,263,287)		1,239,291

ASSET-BACKED SECURITIES 14.2%
American Money Management Corp. CLO Ltd. 1.111% due 04/17/2029 •	17,284	17,274
Anchorage Capital CLO Ltd. 1.291% due 07/15/2030 •	4,400	4,399
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~	10,200	10,144
Apidos CLO
1.141% due 07/18/2029 •	24,900	24,685
1.171% due 07/17/2030 •	15,800	15,783
1.264% due 04/20/2031 •	9,450	9,421
Arbor Realty Commercial Real Estate Notes Ltd. 1.497% due 05/15/2036 •	6,400	6,340
Ares CLO Ltd.
1.111% due 01/15/2029 •	8,238	8,181
1.291% due 04/18/2031 ~	2,200	2,165
ARI Fleet Lease Trust 0.877% due 11/15/2027 •	1,601	1,601
Arkansas Student Loan Authority 1.398% due 11/25/2043 •	365	365
Atlas Senior Loan Fund Ltd.
1.124% due 04/20/2028 •	1,511	1,506
1.339% due 04/22/2031 •	2,000	1,987
Barings CLO Ltd. 1.204% due 07/20/2029 •	6,727	6,698

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Benefit Street Partners CLO Ltd.
1.191% due 10/15/2030 •	12,300	12,197
1.271% due 01/17/2032 •	8,600	8,533
BlueMountain CLO Ltd. 1.439% due 10/22/2030 ~	4,466	4,450
Carlyle Global Market Strategies CLO Ltd.
1.318% due 07/27/2031 •	4,711	4,673
1.409% due 08/14/2030 •	42,600	42,614
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •	10,000	9,935
Carrington Mortgage Loan Trust 1.504% due 07/20/2030 •	6,900	6,883
Catamaran CLO Ltd. 1.359% due 04/22/2030 •	20,893	20,809
Chesapeake Funding LLC
0.797% due 04/15/2031 •	3,230	3,230
0.870% due 08/15/2032	8,910	8,840
0.877% due 09/15/2031 •	3,810	3,813
1.047% due 08/15/2032 ~	9,703	9,705
CIFC Funding Ltd. 1.209% due 10/24/2030 •	44,000	43,750
CIT Mortgage Loan Trust 1.807% due 10/25/2037 •	7,035	7,045
Citibank Credit Card Issuance Trust 1.067% due 04/22/2026 •	6,000	6,034
Commonbond Student Loan Trust 1.307% due 05/25/2041 •	393	393
Crestline Denali CLO Ltd. 1.284% due 04/20/2030 •	23,900	23,875
Dell Equipment Finance Trust 1.217% due 03/22/2023	21,400	21,396
Dllmt LLC 1.000% due 07/21/2025	3,000	2,897
Dryden Senior Loan Fund
1.221% due 04/15/2028 •	4,800	4,785
1.261% due 04/15/2029 •	21,615	21,553
1.497% due 01/17/2033 •	3,400	3,381
DT Auto Owner Trust 0.540% due 04/15/2024	341	341
Edsouth Indenture LLC
1.187% due 04/25/2039 ~	618	614
1.607% due 09/25/2040 •	78	78
Elevation CLO Ltd. 1.208% due 10/25/2030 •	15,600	15,470
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	8,703	8,182
Flagship Credit Auto Trust
0.700% due 04/15/2025	1,221	1,216
1.490% due 07/15/2024	803	803
Ford Credit Floorplan Master Owner Trust
0.897% due 09/15/2025 •	47,700	47,786
0.997% due 09/15/2024 ~	20,400	20,419
Foursight Capital Automobile Receivables Trust 1.150% due 09/15/2025	25,100	24,754
Galaxy CLO Ltd. 1.211% due 10/15/2030 •	6,900	6,852
Gallatin CLO Ltd. 1.177% due 07/15/2031 •	6,000	5,966
GoldenTree Loan Management U.S. CLO Ltd. 1.164% due 11/20/2030 •	31,500	31,180
Halseypoint Clo Ltd. 1.354% due 07/20/2031 •	13,250	13,215
KKR CLO Ltd. 1.181% due 07/18/2030 •	4,000	3,996
KVK CLO Ltd. 1.138% due 01/14/2028 •	574	575
LCM LP
1.118% due 07/19/2027 ~	4,998	4,967
1.254% due 07/20/2030 •	800	791
1.294% due 10/20/2027 •	1,509	1,504
1.311% due 04/15/2031 •	1,000	991
1.414% due 10/20/2028 •	6,368	6,359
LMREC LLC 1.505% due 04/22/2037 •	14,000	13,621
Madison Park Funding Ltd.
1.179% due 01/22/2028 ~	467	464
1.238% due 07/27/2031 •	7,400	7,351
1.244% due 04/20/2032 •	4,500	4,437
1.255% due 07/21/2030 •	4,000	3,978
1.378% due 04/25/2032 •	6,800	6,763
1.499% due 07/29/2030 ~	4,000	3,984
Magnetite Ltd. 1.386% due 11/15/2028 •	4,672	4,639

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Marathon CLO Ltd. 1.391% due 04/15/2029 •	16,866	16,809
Marble Point CLO Ltd. 1.421% due 12/18/2030 •	5,331	5,318
Master Credit Card Trust 0.939% due 07/21/2024 •	12,000	12,019
MMAF Equipment Finance LLC 2.330% due 12/08/2025	663	664
Mountain View CLO LLC
1.281% due 01/16/2031 •	16,500	16,413
1.331% due 10/16/2029 •	9,746	9,745
MP CLO Ltd. 1.131% due 10/18/2028 •	22,890	22,777
Nassau Ltd. 1.391% due 10/15/2029 •	24,533	24,554
Navient Private Education Loan Trust
1.397% due 04/15/2069 •	11,818	11,716
1.647% due 02/15/2029 ~	629	630
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	6,699	6,400
1.310% due 01/15/2069	21,558	20,887
1.580% due 04/15/2070	40,307	38,275
1.690% due 05/15/2069	10,773	10,490
2.230% due 07/15/2070	31,900	30,860
3.130% due 02/15/2068	3,999	3,977
Navient Student Loan Trust
1.057% due 07/26/2066 •	4,162	4,163
1.257% due 07/26/2066 •	6,637	6,615
1.507% due 12/27/2066 •	16,660	16,737
Nelnet Student Loan Trust
1.054% due 12/24/2035 •	3,014	3,005
1.057% due 03/25/2030 •	1,482	1,478
1.257% due 09/25/2065 •	13,599	13,530
1.257% due 08/25/2067 •	21,532	21,382
1.307% due 02/25/2066 •	9,768	9,758
1.420% due 04/20/2062	1,060	993
Neuberger Berman CLO Ltd.
1.171% due 10/18/2029 •	2,000	1,982
1.268% due 04/19/2030 •	1,400	1,394
1.294% due 04/20/2031 •	600	596
Northstar Education Finance, Inc. 1.157% due 12/26/2031 •	476	472
Octagon Investment Partners Ltd. 1.395% due 02/14/2031 •	3,900	3,861
Oscar U.S. Funding LLC
0.390% due 08/12/2024	9,197	9,131
1.600% due 03/10/2025 «	49,700	49,036
Oscar U.S. Funding Trust LLC 2.760% due 12/10/2024	626	626
OZLM Ltd.
1.221% due 10/17/2029 •	32,986	32,826
1.251% due 07/17/2029 •	3,856	3,842
1.489% due 05/16/2030 •	7,000	7,001
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •	28,100	27,863
1.054% due 07/20/2029 •	57,251	57,108
1.154% due 04/20/2029 •	3,469	3,456
1.159% due 10/24/2027 ~	4,638	4,630
1.224% due 04/20/2027 •	608	607
1.280% due 02/20/2028 •	15,076	15,078
1.330% due 08/20/2027 •	10,990	10,972
PFS Financing Corp. 1.210% due 06/15/2024	16,800	16,791
PHEAA Student Loan Trust 1.407% due 11/25/2065 ~	5,867	5,816
PRET LLC 1.868% due 07/25/2051 þ	5,310	5,051
Romark CLO Ltd. 1.289% due 10/23/2030 •	40,500	40,249
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	2,204	2,202
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026	17,500	17,497
Saranac CLO Ltd. 1.646% due 08/13/2031 •	16,400	16,346
SLC Student Loan Trust
0.936% due 03/15/2027 •	1,264	1,261
0.946% due 06/15/2029 •	7,755	7,721
SLM Private Credit Student Loan Trust 1.136% due 12/15/2038 •	6,011	5,888
SLM Student Loan Trust
0.378% due 01/25/2027 •	6,503	6,475
0.398% due 10/25/2028 •	1,124	1,120
1.107% due 12/27/2038 •	2,401	2,376

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

1.157% due 01/25/2029 •	2,735	2,660
1.296% due 12/15/2027 •	1,045	1,045
1.376% due 12/15/2025 •	1,261	1,259
1.758% due 04/25/2023 •	202	203
SMB Private Education Loan Trust
0.997% due 03/17/2053 •	8,720	8,577
1.290% due 07/15/2053	20,299	19,327
1.297% due 09/15/2034 •	8,124	8,151
1.497% due 09/15/2034 •	3,652	3,671
1.497% due 07/15/2053 •	2,560	2,586
2.340% due 09/15/2034	4,678	4,616
SoFi Professional Loan Program LLC
0.807% due 02/25/2042 ~	268	266
1.057% due 07/25/2040 •	463	462
1.157% due 03/26/2040 •	418	417
1.307% due 07/25/2039 •	417	417
1.407% due 01/25/2039 •	104	104
1.557% due 10/27/2036 •	1,390	1,392
1.757% due 02/25/2040 •	640	642
2.360% due 12/27/2032	117	117
2.650% due 09/25/2040	1,693	1,692
2.740% due 05/25/2040	1,221	1,223
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	17,480	17,135
Sound Point CLO Ltd.
1.159% due 01/23/2029 •	8,263	8,270
1.234% due 10/20/2030 •	4,500	4,464
1.238% due 07/25/2030 •	29,350	29,389
1.249% due 01/23/2029 •	19,496	19,447
1.304% due 10/20/2028 •	2,387	2,383
1.321% due 04/15/2030 •	3,055	3,045
Sound Point Clo Ltd. 1.367% due 07/26/2031 ~	600	596
Sound Point CLO Ltd. 1.391% due 04/18/2031 •	1,000	997
Starwood Mortgage Trust 1.400% due 11/15/2038 •	23,200	22,985
Stratus CLO Ltd. 0.993% due 12/28/2029 •	5,200	5,162
Symphony CLO Ltd. 1.188% due 07/14/2026 •	4,897	4,891
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •	4,250	4,215
TCW CLO Ltd. 1.228% due 04/25/2031 •	19,100	18,920
TICP CLO Ltd. 1.094% due 04/20/2028 •	577	575
Towd Point Mortgage Trust
1.057% due 02/25/2057 •	1,173	1,169
1.457% due 10/25/2059 •	2,209	2,208
1.636% due 04/25/2060 ~	68,045	64,767
2.710% due 01/25/2060 ~	23,262	22,790
2.900% due 10/25/2059 ~	18,926	18,615
3.658% due 03/25/2058 ~	12,478	12,460
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	41,800	39,609
Upstart Securitization Trust 2.322% due 04/22/2030	43	43
Venture CLO Ltd.
1.121% due 07/15/2027 •	8,765	8,773
1.244% due 07/20/2030 •	34,400	34,048
1.274% due 04/20/2029 •	33,423	33,439
1.304% due 07/20/2030 •	8,500	8,497
1.538% due 08/28/2029 •	35,432	35,438
Vibrant CLO Ltd. 1.878% due 06/20/2029 •	9,634	9,628
Voya CLO Ltd.
1.191% due 04/17/2030 •	30,500	30,389
1.221% due 06/07/2030 •	10,000	9,963
1.241% due 10/15/2030 •	14,500	14,334
Wellfleet CLO Ltd.
1.144% due 04/20/2029 •	9,894	9,895
1.144% due 07/20/2029 •	17,655	17,560
Westlake Automobile Receivables Trust 0.560% due 05/15/2024	4,062	4,052

Total Asset-Backed Securities (Cost $1,892,991)		1,870,083

SOVEREIGN ISSUES 2.3%
Export Development Canada
0.520% due 05/26/2024	38,800	36,871
2.000% due 05/17/2022	42,000	42,054
Export-Import Bank of India 1.480% (US0003M + 1.000%) due 08/21/2022 ~	31,468	31,556

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Export-Import Bank of Korea
1.009% (US0003M + 0.800%) due 07/05/2022 ~	7,580	7,592
1.228% (US0003M + 0.925%) due 11/01/2022 ~	14,400	14,459
1.674% (US0003M + 0.740%) due 03/22/2023 ~	3,800	3,819
Korea Development Bank
0.941% (US0003M + 0.725%) due 07/06/2022 ~	11,195	11,210
1.078% (US0003M + 0.800%) due 10/30/2022 ~	5,100	5,118
1.442% (US0003M + 0.475%) due 10/01/2022 ~	3,900	3,909
Korea Expressway Corp.
0.898% (US0003M + 0.640%) due 07/25/2022 ~	9,000	8,980
1.098% (US0003M + 0.600%) due 11/25/2022 ~	58,800	58,917
Korea National Oil Corp. 1.116% (US0003M + 0.875%) due 07/16/2023 ~	7,400	7,447
Nederlandse Waterschapsbank NV 1.875% due 04/14/2022	50,000	50,019
Tokyo Metropolitan Government
0.750% due 07/16/2025	21,300	19,889
2.500% due 06/08/2022	1,600	1,605

Total Sovereign Issues (Cost $306,691)		303,445

SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 1.130% due 06/21/2022	65,000	65,034

COMMERCIAL PAPER 1.7%
Duke Energy Corp. 0.820% due 04/12/2022	6,000	5,999
Enbridge U.S., Inc.
1.150% due 04/21/2022	5,000	4,997
1.200% due 04/18/2022	16,000	15,993
1.400% due 05/17/2022	25,000	24,963
Entergy Corp. 1.015% due 04/06/2022	5,000	4,999
International Flavors & Fragrances, Inc. 1.250% due 06/30/2022	13,500	13,455
Marsh & McLennan Cos., Inc. 0.950% due 04/21/2022	8,000	7,996
Parker-Hannifin Corp.
0.620% due 04/22/2022	59,600	59,581
1.350% due 05/13/2022	10,000	9,992
Ventas Realty LP
0.810% due 04/06/2022	8,500	8,499
0.930% due 04/19/2022	8,000	7,997
VW Credit Canada, Inc.
0.950% due 04/27/2022	27,300	27,282
0.975% due 04/26/2022	17,400	17,389
VW Credit, Inc. 0.920% due 04/26/2022	10,000	9,994

		219,136

MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (e) 0.5%		59,832

Total Short-Term Instruments (Cost $343,947)		344,002

Total Investments in Securities (Cost $15,188,947)		15,009,866

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund (a)(b)(c)	109,400	109

Total Short-Term Instruments (Cost $109)		109

Total Investments in Affiliates (Cost $109)		109

Total Investments 114.2% (Cost $15,189,056)		$15,009,975
Other Assets and Liabilities, net (14.2)%		(1,864,775)

Net Assets 100.0%		$13,145,200

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Institutional Class Shares of each Fund.
(b)	Securities with an aggregate market value of $0 were out on loan in exchange for $0 of cash collateral as of March 31, 2022.
(c)	Coupon represents a 7-Day Yield.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	0.834%	05/01/2025	04/27/2021	$22,450	$22,247	0.17%
General Motors Co.	5.400	10/02/2023	03/28/2022	2,586	2,588	0.02

$25,036	$24,835	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$59,832	U.S. Treasury Notes 0.375% due 09/15/2024	$(61,029)	$59,832	$59,832

Total Repurchase Agreements	$(61,029)	$59,832	$59,832

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	0.320%	03/31/2022	04/04/2022	$(587,365)	$(587,370)
TDM	0.000	03/23/2022	03/22/2024	(2,354)	(2,354)

Total Reverse Repurchase Agreements	$(589,724)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BPG	0.290%	03/31/2022	04/01/2022	$(955,947)	$(955,955)
0.350	03/31/2022	04/01/2022	(249,844)	(249,846)

Total Sale-Buyback Transactions	$(1,205,801)

(f)	Securities with an aggregate market value of $1,793,121 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(239,478) at a weighted average interest rate of (.367.) Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,794,868	$0	$4,794,868
Industrials	0	1,925,113	0	1,925,113
Utilities	0	1,034,709	0	1,034,709
Municipal Bonds & Notes
California	0	6,000	0	6,000
U.S. Government Agencies	0	1,501,634	0	1,501,634
U.S. Treasury Obligations	0	1,990,721	0	1,990,721
Non-Agency Mortgage-Backed Securities	0	1,239,291	0	1,239,291
Asset-Backed Securities	0	1,821,047	49,036	1,870,083
Sovereign Issues	0	303,445	0	303,445
Short-Term Instruments
Certificates of Deposit	0	65,034	0	65,034
Commercial Paper	0	219,136	0	219,136
Repurchase Agreements	0	59,832	0	59,832

	$0	$14,960,830	$49,036	$15,009,866
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	109	0	0	109

Total Investments	$109	$14,960,830	$49,036	$15,009,975

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤
MUNICIPAL BONDS & NOTES 86.0%
ALABAMA 2.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
0.860% due 10/01/2052 ~	$2,000	$1,951
4.000% due 10/01/2052	3,000	3,127
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	4,000	4,272
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,128
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,250	4,057
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2030	550	662
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,337
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,149

		18,683

ALASKA 0.4%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,650	3,007

ARIZONA 0.7%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,762
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,249
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	433

		5,444

CALIFORNIA 4.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.960% due 04/01/2056 ~	2,000	2,010
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,853
4.000% due 04/01/2037	1,250	1,315
5.000% due 04/01/2032	700	819
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,121
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	673
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	6,000	7,502
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2034	1,750	1,922
California State General Obligation Bonds, Series 2021 4.000% due 10/01/2034	1,000	1,103
California State Public Works Board Revenue Bonds, Series 2022 5.000% due 08/01/2036	3,000	3,568
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2032	3,000	3,267
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	3,000	2,733
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	5,625
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,468
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,042

		36,021

COLORADO 1.3%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,717
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,739

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	973
5.000% due 11/15/2049	1,500	1,674
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,533
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	978

		9,614

CONNECTICUT 3.8%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,705
5.000% due 08/15/2027	3,000	3,407
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	4,147
5.000% due 05/01/2032	1,380	1,629
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,420
5.000% due 10/01/2033	1,020	1,170
Connecticut Special Tax State Revenue Bonds, Series 2021 5.000% due 11/01/2035	2,000	2,363
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,199
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	1,937
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,366
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,139

		27,482

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,193

FLORIDA 3.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,015
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	518
5.000% due 07/01/2031	900	1,035
Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	1,000	1,087
5.000% due 11/15/2032	800	963
Florida State General Obligation Notes, Series 2021 5.000% due 06/01/2028	5,000	5,839
JEA Electric System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	3,505	4,103
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	1,150	1,366
JEA Water & Sewer System, Florida Revenue Bonds, Series 2021 5.000% due 10/01/2032	1,410	1,727
JEA Water & Sewer System, Florida Revenue Notes, Series 2021 5.000% due 10/01/2031	1,000	1,230
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,077
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,322
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (b)	275	241
0.000% due 10/01/2028 (b)	475	385
Palm Beach County, Florida Revenue Bonds, Series 2012 5.000% due 06/01/2023	1,300	1,308
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,392
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (b)	200	136
5.000% due 07/01/2031	350	411

		28,155

GEORGIA 3.0%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	3,014
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	2,000	1,953
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,855
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	677

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,225
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	789
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	742
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 0.984% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,508
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	2,756
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,370
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2027	335	377
5.000% due 01/01/2028	400	458
5.000% due 01/01/2029	450	524
5.000% due 01/01/2031	360	424
5.000% due 01/01/2032	285	333
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2029	1,000	1,148
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028	175	198
5.000% due 01/01/2029	165	189

		21,540

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	797

HAWAII 0.3%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,190

ILLINOIS 7.7%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	6,765
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2028	2,000	2,306
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,269
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,865	2,067
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,123
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2031	1,000	1,174
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,085
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	2,000	1,994
Illinois Finance Authority Revenue Bonds, Series 2020 5.000% due 08/15/2033	1,750	2,052
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,011
5.000% due 08/01/2023	2,590	2,687
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2023	2,765	2,885
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	2,300	2,487
5.000% due 10/01/2028	2,000	2,231
Illinois State General Obligation Notes, Series 2021
5.000% due 03/01/2024	1,000	1,051
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,547
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,914
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	1,525	1,721
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2035 (b)	1,500	858
0.000% due 06/15/2036 (b)	500	278
0.000% due 12/15/2037 (b)	1,000	520
Northern Illinois University Revenue Notes, (BAM Insured), Series 2021
5.000% due 10/01/2028	325	372
5.000% due 10/01/2029	300	348
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,137
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,207

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	5,062

		56,151

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,500	4,216
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,730
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	333
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,528

		7,807

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,060
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	3,160
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.000% due 08/01/2052	5,000	5,355

		10,575

LOUISIANA 1.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	2,330	2,809
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	969
Louisiana State General Obligation Bonds, Series 2015 4.000% due 05/01/2035	1,700	1,776
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	900	887
2.125% due 06/01/2037	2,800	2,762
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2035	2,250	2,398

		11,601

MAINE 0.1%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	336
5.000% due 01/01/2029	225	255
5.000% due 01/01/2030	270	311

		902

MARYLAND 1.0%
Baltimore, Maryland Revenue Bonds, Series 2013 5.000% due 07/01/2038	1,875	1,976
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,575
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	2,500	2,798
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2036	200	206
5.000% due 06/01/2033	445	503
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	398

		7,456

MASSACHUSETTS 1.3%
Massachusetts Bay Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2028	1,000	1,163
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,731
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 1.110% due 07/01/2049 ~	1,000	999
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	2,390	2,585
Massachusetts School Building Authority Revenue Notes, Series 2012 5.000% due 08/15/2022	1,175	1,192
Massachusetts State College Building Authority Revenue Notes, Series 2022
5.000% due 05/01/2027	250	285
5.000% due 05/01/2030	500	599

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

5.000% due 05/01/2031	500	608

		9,162

MICHIGAN 1.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,380	5,045
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.744% due 07/01/2032 ~	3,000	2,964
Lake Orion Community School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2022 4.000% due 05/01/2030	500	556
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,304
Michigan Finance Authority Revenue Notes, Series 2021 3.000% due 08/22/2022	2,585	2,605
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,722

		14,196

MINNESOTA 0.2%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,127

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,528

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 5.000% due 07/01/2032	1,200	1,445
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 5.000% due 07/01/2031	1,500	1,809
Kansas City, Missouri Water Revenue Bonds, Series 2020 4.000% due 12/01/2034	1,000	1,119
Republic, Missouri Revenue Notes, Series 2022 4.000% due 05/01/2028	500	540

		4,913

NEBRASKA 1.3%
Douglas County, Nebraska Revenue Bonds, Series 2021 1.040% due 07/01/2035 ~	2,000	2,007
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	4,500	4,424
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,165
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	2,054

		9,650

NEVADA 1.8%
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2019 5.000% due 06/15/2028	5,000	5,777
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,610
Las Vegas Valley Water District, Nevada General Obligation Notes, Series 2021 5.000% due 06/01/2029	5,000	5,906

		13,293

NEW HAMPSHIRE 0.2%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,142
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	277
4.000% due 01/01/2027	250	262

		1,681

NEW JERSEY 4.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	1,000	1,008
New Jersey Economic Development Authority Revenue Bonds, Series 2013 2.060% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	3,026
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	525
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	3,500	3,881
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 07/01/2023	1,000	1,008

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

New Jersey State General Obligation Bonds, Series 2020
4.000% due 06/01/2031	2,020	2,205
4.000% due 06/01/2032	2,200	2,410
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (b)	6,865	4,986
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2035	2,250	2,355
4.000% due 06/15/2036	1,000	1,043
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	1,000	1,007
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2022 5.000% due 06/15/2031	1,300	1,499
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	2,250	2,520
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,095
5.000% due 06/01/2028	2,000	2,248

		30,816

NEW MEXICO 0.9%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,455
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,227

		6,682

NEW YORK 13.7%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012 5.000% due 05/01/2022	1,000	1,003
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	1,400	1,349
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,236
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2032	1,500	1,564
5.000% due 11/15/2030	1,000	1,110
5.000% due 11/15/2031	1,000	1,108
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	805	816
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,695	1,736
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,115
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,506
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	2,500	2,602
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,299
5.000% due 01/01/2029	1,250	1,431
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,761
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 08/01/2029	2,300	2,703
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,329
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,612
New York City Water & Sewer System, New York Revenue Bonds, Series 2015 5.000% due 06/15/2039	5,000	5,410
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2031	3,500	4,245
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2033	3,210	3,982
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	2,500	2,760
5.000% due 06/15/2030	5,790	6,922
New York City, New York Water & Sewer System Revenue Notes, Series 2021 5.000% due 06/15/2028	2,500	2,807
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	415
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,464
5.000% due 01/15/2032	500	572
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,657
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2035	6,500	6,996
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 03/15/2034	10,000	10,912
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,060

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,169
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 5.000% due 12/01/2043	2,000	2,298
Sales Tax Asset Receivable Corp., New York Revenue Bonds, Series 2014 4.000% due 10/15/2032	3,000	3,155
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 2.000% due 05/15/2045	3,000	2,967
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,389
5.000% due 06/01/2027	2,800	3,109

		99,569

NORTH CAROLINA 0.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022 5.000% due 01/15/2028	1,000	1,146
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,676
5.000% due 10/01/2027	1,120	1,140
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	265

		4,227

OHIO 3.8%
Allen County, Ohio Hospital Facilities Revenue Notes, Series 2020 5.000% due 12/01/2029	1,500	1,771
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	3,500	3,514
5.000% due 06/01/2033	1,650	1,865
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,390
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2032	1,000	1,182
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,162
Franklin County, Ohio Revenue Bonds, Series 2016 5.000% due 11/01/2031	5,000	6,118
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	847
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	130
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,204
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,178
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,395
University of Cincinnati, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2024	1,250	1,258

		28,014

OKLAHOMA 0.1%
Oklahoma Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	1,000	1,097

OREGON 0.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2032	600	705
5.000% due 08/15/2034	1,250	1,464
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2027	500	573
5.000% due 06/15/2028	700	817
5.000% due 06/15/2029	800	950
5.000% due 06/15/2030	925	1,114

		5,623

PENNSYLVANIA 3.9%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,340	1,505
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,618
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2020 5.000% due 06/01/2030	2,120	2,519
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,264
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	5,000	5,346
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	1,500	1,679

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	922
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	5,029
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	1,310	1,535
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	370
5.000% due 08/15/2031	300	326
5.000% due 08/15/2033	1,000	1,084
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,410
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2025	650	695
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	750	819
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,093

		28,214

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.664% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,293

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	7,500	7,984

SOUTH CAROLINA 0.3%
South Carolina Public Service Authority Revenue Bonds, Series 2021 4.000% due 12/01/2033	2,000	2,172

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	990
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	982

		1,972

TENNESSEE 0.9%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,596
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,295
5.250% due 09/01/2026	1,745	1,923

		6,814

TEXAS 5.5%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2028	300	325
Austin Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 08/01/2028	1,000	1,167
5.000% due 08/01/2030	1,000	1,210
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 5.000% due 01/01/2032	110	129
Central Texas Regional Mobility Authority Revenue Notes, Series 2021
5.000% due 01/01/2027	3,000	3,252
5.000% due 01/01/2030	205	238
Clifton Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2021
4.000% due 08/15/2033	1,110	1,240
4.000% due 08/15/2034	950	1,058
4.000% due 08/15/2036	700	777
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,324
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,016
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2027	350	402
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	1,094
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	538
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 0.811% due 11/15/2046 ~	1,000	1,001
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,755
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,654

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2033	1,250	1,448
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,163
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 5.000% due 09/15/2025	1,000	1,016
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,353
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,000	969
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2030	450	539
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 2.003% due 12/15/2026 ~	2,500	2,501
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,425	1,564
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2026	1,250	1,353
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	292
5.000% due 10/15/2030	3,010	3,512
University of Texas System Revenue Bonds, Series 2010 5.000% due 08/15/2022	500	507

		40,397

UTAH 0.2%
University of Utah Revenue Bonds, Series 2020 5.000% due 08/01/2033	1,000	1,193

VIRGINIA 2.2%
Fairfax County, Virginia Economic Development Authority Special Tax Notes, Series 2022 5.000% due 04/01/2031	5,130	6,212
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	2,700	3,156
Virginia Public School Authority Revenue Notes, Series 2022 5.000% due 01/15/2029	2,320	2,728
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,588

		15,684

WASHINGTON 3.5%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,529
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2033	2,000	2,379
King County School District No 414 Lake Washington General Obligation Notes, Series 2020 4.000% due 12/01/2028	5,045	5,615
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	579
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.560% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,509
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	526
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	5,200	5,761
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2025	250	269
Washington State General Obligation Bonds, Series 2020 5.000% due 08/01/2035	1,895	2,256
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	2,000	2,029

		25,452

WEST VIRGINIA 0.5%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,008
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	1,848	1,867

		3,875

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,000	2,215
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2028	255	273
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (b)	2,105	1,626
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	3,500	4,143

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,251

		10,508

Total Municipal Bonds & Notes (Cost $639,250)		626,754

SHORT-TERM INSTRUMENTS 11.7%
REPURCHASE AGREEMENTS (c) 0.1%		558

U.S. TREASURY BILLS 9.9%
0.343% due 04/12/2022 - 06/30/2022 (a)(b)	72,000	71,966

U.S. TREASURY CASH MANAGEMENT BILLS 1.7%
0.362% due 05/17/2022 - 07/12/2022 (a)(b)	12,300	12,290

Total Short-Term Instruments (Cost $84,807)		84,814

Total Investments in Securities (Cost $724,057)		711,568

Total Investments 97.7% (Cost $724,057)		$711,568
Other Assets and Liabilities, net 2.3%		17,001

Net Assets 100.0%		$728,569

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Coupon represents a weighted average yield to maturity.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$558	U.S. Treasury Notes 0.375% due 09/15/2024		$(569)	$558	$558

Total Repurchase Agreements							$(569)	$558	$558

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$18,683	$0	$18,683
	Alaska				0	3,007	0	3,007
	Arizona				0	5,444	0	5,444
	California				0	36,021	0	36,021
	Colorado				0	9,614	0	9,614
	Connecticut				0	27,482	0	27,482
	District of Columbia				0	2,193	0	2,193
	Florida				0	28,155	0	28,155
	Georgia				0	21,540	0	21,540
	Guam				0	797	0	797
	Hawaii				0	2,190	0	2,190
	Illinois				0	56,151	0	56,151
	Indiana				0	7,807	0	7,807
	Kentucky				0	10,575	0	10,575
	Louisiana				0	11,601	0	11,601
	Maine				0	902	0	902
	Maryland				0	7,456	0	7,456
	Massachusetts				0	9,162	0	9,162
	Michigan				0	14,196	0	14,196
	Minnesota				0	1,127	0	1,127
	Mississippi				0	1,528	0	1,528
	Missouri				0	4,913	0	4,913
	Nebraska				0	9,650	0	9,650
	Nevada				0	13,293	0	13,293
	New Hampshire				0	1,681	0	1,681
	New Jersey				0	30,816	0	30,816
	New Mexico				0	6,682	0	6,682
	New York				0	99,569	0	99,569
	North Carolina				0	4,227	0	4,227
	Ohio				0	28,014	0	28,014
	Oklahoma				0	1,097	0	1,097
	Oregon				0	5,623	0	5,623
	Pennsylvania				0	28,214	0	28,214
	Puerto Rico				0	1,293	0	1,293
	Rhode Island				0	7,984	0	7,984
	South Carolina				0	2,172	0	2,172
	South Dakota				0	1,972	0	1,972
	Tennessee				0	6,814	0	6,814
	Texas				0	40,397	0	40,397
	Utah				0	1,193	0	1,193
	Virginia				0	15,684	0	15,684
	Washington				0	25,452	0	25,452
	West Virginia				0	3,875	0	3,875
	Wisconsin				0	10,508	0	10,508
Short-Term Instruments

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Repurchase Agreements	0	558	0	558
U.S. Treasury Bills	0	71,966	0	71,966
U.S. Treasury Cash Management Bills	0	12,290	0	12,290

Total Investments	$0	$711,568	$0	$711,568

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
CORPORATE BONDS & NOTES 90.4%
BANKING & FINANCE 33.9%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$314	$291
3.300% due 01/30/2032	182	164
3.400% due 10/29/2033	146	131
4.450% due 10/01/2025	441	443
AIB Group PLC 4.750% due 10/12/2023	449	457
Aircastle Ltd. 4.250% due 06/15/2026	10	10
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	697	591
Alleghany Corp. 3.250% due 08/15/2051	1,333	1,161
Ally Financial, Inc.
1.450% due 10/02/2023	480	469
3.875% due 05/21/2024	40	41
5.800% due 05/01/2025	152	161
American Express Co.
2.650% due 12/02/2022	1,311	1,319
4.050% due 12/03/2042	126	133
American International Group, Inc.
3.400% due 06/30/2030	449	448
3.750% due 07/10/2025	2,219	2,257
3.875% due 01/15/2035	536	547
3.900% due 04/01/2026	313	321
4.250% due 03/15/2029	132	138
4.500% due 07/16/2044	218	236
American Tower Corp.
1.450% due 09/15/2026	100	91
2.100% due 06/15/2030	100	87
2.300% due 09/15/2031	100	88
2.400% due 03/15/2025	1,604	1,563
2.750% due 01/15/2027	972	932
3.125% due 01/15/2027	625	610
3.375% due 10/15/2026	906	895
3.500% due 01/31/2023	1,445	1,459
3.600% due 01/15/2028	769	763
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	143	132
Aon Corp.
2.800% due 05/15/2030	305	291
2.900% due 08/23/2051	711	592
Arch Capital Group Ltd. 3.635% due 06/30/2050	142	131
Ares Capital Corp.
2.875% due 06/15/2027	458	417
2.875% due 06/15/2028	10	9
Athene Global Funding
1.608% due 06/29/2026	146	133
2.673% due 06/07/2031	10	9
Athene Holding Ltd. 4.125% due 01/12/2028	323	326
Australia & New Zealand Banking Group Ltd.
2.570% due 11/25/2035 •	506	442
2.950% due 07/22/2030 •	126	121
Aviation Capital Group LLC 1.950% due 01/30/2026	146	134
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	41
2.528% due 11/18/2027	426	377
2.875% due 02/15/2025	2,589	2,488
5.500% due 01/15/2026	1,001	1,034
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	1,542	1,568
Banco Santander Chile 2.700% due 01/10/2025	136	133
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	223	225
5.375% due 04/17/2025	202	211

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Bank of America Corp.
1.530% due 12/06/2025 •	879	841
2.572% due 10/20/2032 •	4,360	3,969
3.384% due 04/02/2026 •	1,000	999
3.419% due 12/20/2028 •	1,871	1,854
3.458% due 03/15/2025 •	2,129	2,143
3.500% due 04/19/2026	1,749	1,772
4.000% due 04/01/2024	2,046	2,101
4.083% due 03/20/2051 •	2,348	2,441
4.271% due 07/23/2029 •	1,861	1,922
7.750% due 05/14/2038	190	266
Bank of New Zealand 1.000% due 03/03/2026	110	101
Barclays PLC 4.375% due 01/12/2026	5,173	5,286
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	202	176
3.850% due 03/15/2052	1,000	1,024
4.200% due 08/15/2048	246	265
4.250% due 01/15/2049	308	339
5.750% due 01/15/2040	1,179	1,472
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	1,162	1,279
Blackstone Secured Lending Fund
2.750% due 09/16/2026	322	299
3.625% due 01/15/2026	138	135
Block Financial LLC 3.875% due 08/15/2030	266	262
Blue Owl Finance LLC
3.125% due 06/10/2031	481	410
4.125% due 10/07/2051	446	355
BNP Paribas SA
1.323% due 01/13/2027 •	258	235
2.591% due 01/20/2028 •	813	766
3.132% due 01/20/2033 •	358	332
4.400% due 08/14/2028	1,396	1,422
Boston Properties LP
2.550% due 04/01/2032	10	9
3.250% due 01/30/2031	10	10
3.400% due 06/21/2029	10	10
BPCE SA
4.500% due 03/15/2025	238	241
4.625% due 09/12/2028	213	220
Brookfield Finance, Inc.
3.625% due 02/15/2052	470	423
3.900% due 01/25/2028	560	563
4.850% due 03/29/2029	1,978	2,112
Brown & Brown, Inc.
2.375% due 03/15/2031	146	128
4.950% due 03/17/2052	100	107
Camden Property Trust 2.800% due 05/15/2030	10	10
Cboe Global Markets, Inc.
1.625% due 12/15/2030	196	171
3.650% due 01/12/2027	395	402
Charles Schwab Corp.
1.650% due 03/11/2031	473	414
1.950% due 12/01/2031	186	165
2.000% due 03/20/2028	10	9
2.300% due 05/13/2031	10	9
2.900% due 03/03/2032	100	96
China Cinda Finance Ltd. 4.250% due 04/23/2025	315	319
Chubb INA Holdings, Inc. 4.350% due 11/03/2045	279	304
Citigroup, Inc.
2.561% due 05/01/2032 •(e)	2,129	1,924
2.572% due 06/03/2031 •(e)	773	710
2.666% due 01/29/2031 •	10	9
3.057% due 01/25/2033 •(e)	190	178
3.106% due 04/08/2026 •	10	10
3.400% due 05/01/2026	890	898
3.668% due 07/24/2028 •	10	10
3.700% due 01/12/2026	495	502
3.887% due 01/10/2028 •	687	696
4.000% due 08/05/2024	928	949
Citizens Financial Group, Inc. 3.250% due 04/30/2030	10	10
CME Group, Inc.
3.000% due 03/15/2025	702	707
3.750% due 06/15/2028	764	784
4.150% due 06/15/2048	899	979
Commonwealth Bank of Australia
2.688% due 03/11/2031	466	415

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.743% due 09/12/2039 (d)	302	283
Cooperatieve Rabobank UA 5.250% due 05/24/2041	2,167	2,674
Corebridge Financial, Inc.
3.500% due 04/04/2025 (a)	300	300
3.650% due 04/05/2027 (a)	300	300
3.850% due 04/05/2029 (a)	200	200
3.900% due 04/05/2032 (a)	200	200
4.400% due 04/05/2052 (a)	100	100
Credit Suisse AG 1.250% due 08/07/2026	516	471
Credit Suisse Group AG
1.305% due 02/02/2027 •	148	133
2.193% due 06/05/2026 •	904	850
3.800% due 06/09/2023	1,810	1,827
4.194% due 04/01/2031 •	60	59
4.875% due 05/15/2045	1,021	1,061
Crown Castle International Corp.
1.350% due 07/15/2025	23	21
2.100% due 04/01/2031	20	17
2.250% due 01/15/2031	285	252
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	197	191
2.900% due 04/01/2041	186	154
3.100% due 11/15/2029	1,179	1,119
3.300% due 07/01/2030	100	96
4.300% due 02/15/2029	272	280
4.450% due 02/15/2026	1,619	1,669
Danske Bank AS
3.244% due 12/20/2025 •	179	176
5.375% due 01/12/2024	387	399
Deutsche Bank AG
2.129% due 11/24/2026 •(e)	258	239
2.222% due 09/18/2024 •	202	198
4.100% due 01/13/2026	1,432	1,442
Digital Realty Trust LP 3.600% due 07/01/2029	10	10
Discover Bank 4.650% due 09/13/2028	926	963
DNB Bank ASA 1.535% due 05/25/2027 •	418	385
Duke Realty LP 4.000% due 09/15/2028	1,486	1,520
Enstar Group Ltd. 3.100% due 09/01/2031	736	660
Equinix, Inc.
1.450% due 05/15/2026	10	9
2.150% due 07/15/2030	471	413
2.625% due 11/18/2024	50	49
3.200% due 11/18/2029	166	159
Equitable Holdings, Inc. 5.000% due 04/20/2048	695	746
Essex Portfolio LP
2.650% due 03/15/2032	1,976	1,811
3.250% due 05/01/2023	1,931	1,940
Extra Space Storage LP 2.350% due 03/15/2032	2,083	1,832
F&G Global Funding
1.750% due 06/30/2026	143	133
2.300% due 04/11/2027	813	761
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	1,031	1,069
Fidelity National Financial, Inc.
2.450% due 03/15/2031	10	9
3.200% due 09/17/2051	516	408
3.400% due 06/15/2030	150	145
First Republic Bank 4.375% due 08/01/2046	179	186
Ford Motor Credit Co. LLC 3.087% due 01/09/2023	1,346	1,349
FS KKR Capital Corp.
1.650% due 10/12/2024	264	249
3.125% due 10/12/2028	264	236
3.400% due 01/15/2026	470	456
GA Global Funding Trust
0.800% due 09/13/2024	141	132
1.950% due 09/15/2028	258	230
2.250% due 01/06/2027	813	760
General Motors Financial Co., Inc.
1.050% due 03/08/2024	295	284
1.250% due 01/08/2026	434	398
1.500% due 06/10/2026	10	9
2.350% due 01/08/2031	150	130
2.750% due 06/20/2025	10	10

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

4.150% due 06/19/2023	10	10
5.100% due 01/17/2024	10	10
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	90
GLP Capital LP
3.250% due 01/15/2032	100	91
4.000% due 01/15/2030	1,141	1,110
4.000% due 01/15/2031	258	251
5.300% due 01/15/2029	1,213	1,276
5.375% due 04/15/2026	687	719
Goldman Sachs Group, Inc.
0.622% (SOFRRATE + 0.490%) due 10/21/2024 ~	708	697
1.431% due 03/09/2027 •	295	272
1.948% due 10/21/2027 •	2,126	1,979
1.992% due 01/27/2032 •	811	704
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	2,129	1,939
2.640% due 02/24/2028 •	470	450
3.102% due 02/24/2033 •	470	444
3.210% due 04/22/2042 •	258	234
3.500% due 01/23/2025	218	220
3.800% due 03/15/2030	10	10
4.750% due 10/21/2045	1,946	2,182
6.750% due 10/01/2037	1,351	1,707
Guardian Life Global Funding 1.625% due 09/16/2028	857	753
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	179	205
Highwoods Realty LP 3.050% due 02/15/2030	1,999	1,902
HSBC Holdings PLC
1.589% due 05/24/2027 •	186	170
2.206% due 08/17/2029 •	156	141
2.357% due 08/18/2031 •	146	130
3.900% due 05/25/2026	1,698	1,716
3.973% due 05/22/2030 •	305	306
4.300% due 03/08/2026	1,550	1,592
4.583% due 06/19/2029 •	1,054	1,086
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	964	1,310
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	606	518
Jackson National Life Global Funding 1.750% due 01/12/2025	186	178
JPMorgan Chase & Co.
1.037% (SOFRRATE + 0.765%) due 09/22/2027 ~	516	503
1.045% due 11/19/2026 •	100	92
1.470% due 09/22/2027 •	2,146	1,980
1.764% due 11/19/2031 •	258	223
2.005% due 03/13/2026 •	687	663
2.580% due 04/22/2032 •	4,360	4,000
2.947% due 02/24/2028 •	976	954
2.950% due 10/01/2026	1,656	1,645
2.963% due 01/25/2033 •	370	349
3.509% due 01/23/2029 •	687	685
4.850% due 02/01/2044	1,663	1,899
5.400% due 01/06/2042	208	248
Kilroy Realty LP 2.650% due 11/15/2033	100	87
Kimco Realty Corp. 2.250% due 12/01/2031	928	833
KKR Group Finance Co. LLC 3.250% due 12/15/2051	352	294
Lazard Group LLC 3.750% due 02/13/2025	2,548	2,577
Liberty Mutual Group, Inc. 3.951% due 10/15/2050	640	607
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	2,618	2,622
3.750% due 01/11/2027	3,214	3,209
LSEGA Financing PLC 2.000% due 04/06/2028	388	354
Macquarie Group Ltd. 1.935% due 04/14/2028 •	1,742	1,565
Manulife Financial Corp. 4.150% due 03/04/2026	442	452
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	100	92
2.900% due 12/15/2051	100	83
3.750% due 03/14/2026	231	235
4.350% due 01/30/2047	129	137
MET Tower Global Funding 1.250% due 09/14/2026	1,104	1,020

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

MetLife, Inc. 9.250% due 04/08/2068	263	342
Metropolitan Life Global Funding I 1.875% due 01/11/2027	1,804	1,697
Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	186	167
2.341% due 01/19/2028 •	895	847
2.559% due 02/25/2030	687	638
2.852% due 01/19/2033 •	895	835
3.195% due 07/18/2029	687	668
3.751% due 07/18/2039	120	118
3.850% due 03/01/2026	430	436
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	687	673
2.564% due 09/13/2031	186	163
Morgan Stanley
1.512% due 07/20/2027 •	186	171
1.928% due 04/28/2032 •	2,129	1,843
2.630% due 02/18/2026 •	488	479
3.217% due 04/22/2042 •	258	238
3.622% due 04/01/2031 •	640	638
3.875% due 01/27/2026	926	944
4.350% due 09/08/2026	607	626
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	2,618	2,720
Nasdaq, Inc. 3.950% due 03/07/2052	100	97
National Australia Bank Ltd. 2.990% due 05/21/2031	100	91
Nationwide Building Society 3.960% due 07/18/2030 •	1,905	1,902
Nationwide Mutual Insurance Co. 4.350% due 04/30/2050	459	459
Natwest Group PLC
2.359% due 05/22/2024 •	2,618	2,598
4.892% due 05/18/2029 •	1,673	1,742
5.076% due 01/27/2030 •	1,336	1,425
5.125% due 05/28/2024	1,703	1,756
New York Life Global Funding 2.350% due 07/14/2026	100	97
New York Life Insurance Co.
3.750% due 05/15/2050	135	131
4.450% due 05/15/2069	208	217
6.750% due 11/15/2039	874	1,161
Nippon Life Insurance Co.
2.900% due 09/16/2051 •	604	548
3.400% due 01/23/2050 •	1,145	1,086
4.700% due 01/20/2046 •	460	471
5.100% due 10/16/2044 •	303	312
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	94
1.850% due 09/16/2026	1,104	990
2.000% due 03/09/2026	145	133
2.450% due 09/15/2028	100	88
Nomura Holdings, Inc.
2.329% due 01/22/2027	730	684
2.648% due 01/16/2025	3,999	3,894
NTT Finance Corp. 1.162% due 04/03/2026	120	111
Nuveen Finance LLC 4.125% due 11/01/2024	1,574	1,605
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •(d)	318	300
Owl Rock Capital Corp.
2.875% due 06/11/2028	174	152
3.400% due 07/15/2026	126	119
4.250% due 01/15/2026	10	10
Pacific Life Global Funding II 1.600% due 09/21/2028	437	388
PNC Bank NA 3.800% due 07/25/2023	1,625	1,652
Principal Life Global Funding
1.375% due 01/10/2025	1,804	1,719
3.000% due 04/18/2026	873	866
Progressive Corp.
3.000% due 03/15/2032	197	192
3.700% due 03/15/2052	100	101
Protective Life Global Funding
1.303% due 09/20/2026	857	784
1.646% due 01/13/2025	895	858
Prudential Financial, Inc.
3.000% due 03/10/2040	208	188
3.700% due 03/13/2051	135	133

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Prudential PLC
3.125% due 04/14/2030	272	264
3.625% due 03/24/2032	1,000	989
Realty Income Corp.
3.250% due 01/15/2031	135	133
3.400% due 01/15/2028	186	186
Regency Centers LP 2.950% due 09/15/2029	1,210	1,154
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,033	1,057
Reliance Standard Life Global Funding 1.512% due 09/28/2026	179	165
Rexford Industrial Realty LP 2.150% due 09/01/2031	719	625
Sabra Health Care LP 3.200% due 12/01/2031	337	301
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	272	254
4.500% due 07/17/2025	3,374	3,452
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	145	132
Service Properties Trust 5.000% due 08/15/2022	267	266
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	873	781
Societe Generale SA
1.488% due 12/14/2026 •	1,947	1,763
1.792% due 06/09/2027 •	105	95
2.226% due 01/21/2026 •	895	851
2.797% due 01/19/2028 •	895	839
3.337% due 01/21/2033 •	895	824
4.250% due 04/14/2025	330	328
Spirit Realty LP
3.400% due 01/15/2030	1,033	1,000
4.450% due 09/15/2026	867	895
Standard Chartered PLC
2.819% due 01/30/2026 •	1,703	1,657
4.644% due 04/01/2031 •	65	67
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	144	132
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	208	217
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026	857	783
1.902% due 09/17/2028	857	769
2.174% due 01/14/2027	895	847
2.222% due 09/17/2031	882	781
2.472% due 01/14/2029	544	506
2.750% due 01/15/2030	2,487	2,336
SVB Financial Group 1.800% due 02/02/2031	1	1
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	149	137
Synchrony Financial
2.875% due 10/28/2031	346	307
5.150% due 03/19/2029	132	139
Truist Financial Corp.
1.125% due 08/03/2027	15	14
2.200% due 03/16/2023	250	251
UBS Group AG 4.125% due 09/24/2025	1,263	1,288
UDR, Inc.
2.100% due 08/01/2032	687	593
3.000% due 08/15/2031	100	95
UniCredit SpA
1.982% due 06/03/2027 •	148	134
3.127% due 06/03/2032 •	145	128
Visa, Inc.
1.900% due 04/15/2027	169	163
2.700% due 04/15/2040	186	170
4.300% due 12/14/2045	1,894	2,132
WEA Finance LLC 3.750% due 09/17/2024	1,610	1,608
Wells Fargo & Co.
3.526% due 03/24/2028 •	600	599
3.900% due 05/01/2045	545	547
4.125% due 08/15/2023	75	77
4.150% due 01/24/2029	927	963
4.400% due 06/14/2046	167	174
5.013% due 04/04/2051 •	1,847	2,202
Welltower, Inc. 4.250% due 04/15/2028	1,481	1,538
Westpac Banking Corp.
2.850% due 05/13/2026	1,241	1,233

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

2.894% due 02/04/2030 •	10	10
2.963% due 11/16/2040	161	136

		238,064

INDUSTRIALS 43.5%
7-Eleven, Inc.
0.625% due 02/10/2023	247	243
0.800% due 02/10/2024	10	10
0.950% due 02/10/2026	470	428
1.300% due 02/10/2028	20	18
Abbott Laboratories 1.400% due 06/30/2030	202	181
AbbVie, Inc.
2.950% due 11/21/2026	460	456
3.200% due 05/14/2026	25	25
3.850% due 06/15/2024	208	212
4.050% due 11/21/2039	188	194
4.550% due 03/15/2035	159	171
Activision Blizzard, Inc.
1.350% due 09/15/2030	10	9
2.500% due 09/15/2050	295	243
3.400% due 09/15/2026	1,569	1,599
Aetna, Inc. 3.875% due 08/15/2047	841	823
Agilent Technologies, Inc. 2.300% due 03/12/2031	10	9
Alcon Finance Corp. 2.600% due 05/27/2030	470	433
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	218	217
3.400% due 12/06/2027	1,475	1,449
3.600% due 11/28/2024	1,728	1,736
Alphabet, Inc.
0.450% due 08/15/2025	486	454
2.050% due 08/15/2050	155	123
Amazon.com, Inc.
2.100% due 05/12/2031	315	293
2.700% due 06/03/2060	355	294
3.100% due 05/12/2051	143	135
3.250% due 05/12/2061	146	137
3.875% due 08/22/2037	2,236	2,372
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	37
America Movil SAB de CV 4.375% due 04/22/2049	202	216
Amgen, Inc.
3.000% due 02/22/2029	100	98
3.150% due 02/21/2040	1,538	1,410
3.200% due 11/02/2027	565	569
3.625% due 05/22/2024	2,348	2,393
4.200% due 02/22/2052	100	104
4.400% due 05/01/2045	470	495
4.400% due 02/22/2062	197	204
4.663% due 06/15/2051	248	274
4.950% due 10/01/2041	575	643
Amphenol Corp. 2.800% due 02/15/2030	182	173
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	873	818
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	258	277
4.900% due 02/01/2046	2,748	3,061
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050	208	223
5.450% due 01/23/2039	208	244
5.550% due 01/23/2049	969	1,186
5.800% due 01/23/2059	208	264
Anthem, Inc.
2.250% due 05/15/2030	493	453
2.550% due 03/15/2031	50	47
3.125% due 05/15/2050	186	165
3.500% due 08/15/2024	1,349	1,370
3.650% due 12/01/2027	797	814
3.700% due 09/15/2049	10	10
4.550% due 03/01/2048	203	225
Apache Corp. 5.100% due 09/01/2040	77	78
Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,203	1,092
2.200% due 09/11/2029	10	10
2.375% due 02/08/2041	120	105
2.800% due 02/08/2061	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

2.850% due 08/05/2061	186	161
3.250% due 02/23/2026	3,002	3,060
3.450% due 05/06/2024	223	228
3.850% due 08/04/2046	388	411
4.650% due 02/23/2046	1,058	1,256
Astrazeneca Finance LLC 2.250% due 05/28/2031	10	9
AstraZeneca PLC
1.375% due 08/06/2030	182	159
4.000% due 01/17/2029	1,140	1,202
6.450% due 09/15/2037	2,081	2,773
Automatic Data Processing, Inc. 1.250% due 09/01/2030	315	274
Bacardi Ltd. 2.750% due 07/15/2026	100	97
BAE Systems PLC
1.900% due 02/15/2031	202	176
3.400% due 04/15/2030	474	468
Baidu, Inc. 3.625% due 07/06/2027	1,228	1,208
Baker Hughes Holdings LLC
3.138% due 11/07/2029	318	311
4.486% due 05/01/2030	412	441
BAT Capital Corp.
3.222% due 08/15/2024	764	764
4.540% due 08/15/2047	1,564	1,400
Bayer U.S. Finance LLC
4.250% due 12/15/2025	2,129	2,167
4.375% due 12/15/2028	90	92
4.875% due 06/25/2048	1,812	1,955
Berry Global, Inc. 4.875% due 07/15/2026	302	305
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	51
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	292	307
Boardwalk Pipelines LP 3.400% due 02/15/2031	201	191
Boeing Co.
1.167% due 02/04/2023	137	136
2.196% due 02/04/2026	946	895
2.750% due 02/01/2026	10	10
2.950% due 02/01/2030	196	182
3.100% due 05/01/2026	10	10
3.200% due 03/01/2029	139	133
3.625% due 02/01/2031	2,129	2,076
3.750% due 02/01/2050	2,401	2,145
3.900% due 05/01/2049	264	239
5.040% due 05/01/2027	10	11
5.150% due 05/01/2030	21	22
5.705% due 05/01/2040	373	418
Booking Holdings, Inc. 4.625% due 04/13/2030	10	11
BorgWarner, Inc. 3.375% due 03/15/2025	132	133
Boston Scientific Corp.
1.900% due 06/01/2025	10	10
2.650% due 06/01/2030	145	136
4.550% due 03/01/2039	431	467
BP Capital Markets America, Inc.
1.749% due 08/10/2030	50	44
3.017% due 01/16/2027	202	202
3.379% due 02/08/2061	471	421
3.633% due 04/06/2030	305	311
3.937% due 09/21/2028	560	580
Bristol-Myers Squibb Co.
3.200% due 06/15/2026	300	305
3.400% due 07/26/2029	1,016	1,035
3.900% due 02/20/2028	196	204
4.350% due 11/15/2047	358	394
4.550% due 02/20/2048	8	9
Broadcom, Inc.
1.950% due 02/15/2028	258	233
2.600% due 02/15/2033	202	176
3.137% due 11/15/2035	352	311
3.187% due 11/15/2036	1,474	1,283
3.419% due 04/15/2033	944	883
3.469% due 04/15/2034	1,461	1,356
4.000% due 04/15/2029 (a)	300	300
4.110% due 09/15/2028	335	340
4.150% due 04/15/2032 (a)	200	200
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	560	531

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Campbell Soup Co.
2.375% due 04/24/2030	493	450
4.800% due 03/15/2048	1,217	1,325
Canadian Natural Resources Ltd. 3.900% due 02/01/2025	687	697
Canadian Pacific Railway Co. 2.050% due 03/05/2030	459	421
Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.700% due 02/15/2031	10	9
2.722% due 02/15/2030	186	175
3.577% due 04/05/2050	305	280
Cenovus Energy, Inc.
5.375% due 07/15/2025	126	133
6.750% due 11/15/2039	194	240
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	152	133
CF Industries, Inc. 4.950% due 06/01/2043	2,699	2,908
CGI, Inc. 1.450% due 09/14/2026	1,703	1,567
Charter Communications Operating LLC
2.250% due 01/15/2029	264	238
2.300% due 02/01/2032	687	588
3.950% due 06/30/2062	446	362
4.500% due 02/01/2024	1,941	1,987
4.800% due 03/01/2050	1,801	1,716
4.908% due 07/23/2025	3,618	3,755
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	132	132
Cigna Corp.
2.400% due 03/15/2030	10	9
3.400% due 03/01/2027	186	188
3.400% due 03/15/2051	295	267
4.125% due 11/15/2025	10	10
4.500% due 02/25/2026	10	10
4.800% due 08/15/2038	208	228
Citrix Systems, Inc.
1.250% due 03/01/2026	305	297
3.300% due 03/01/2030	1,949	1,931
4.500% due 12/01/2027	1,554	1,591
Clorox Co. 3.100% due 10/01/2027	687	683
Coca-Cola Co.
2.125% due 09/06/2029	142	134
3.450% due 03/25/2030	136	140
Comcast Corp.
1.500% due 02/15/2031	10	9
1.950% due 01/15/2031	10	9
2.650% due 02/01/2030	10	10
2.800% due 01/15/2051	295	250
2.887% due 11/01/2051	498	422
2.937% due 11/01/2056	150	125
3.200% due 07/15/2036	491	471
Conagra Brands, Inc.
4.300% due 05/01/2024	1,703	1,751
5.300% due 11/01/2038	20	22
Constellation Brands, Inc.
2.875% due 05/01/2030	312	293
4.100% due 02/15/2048	217	210
5.250% due 11/15/2048	961	1,080
Continental Resources, Inc.
2.268% due 11/15/2026	182	170
4.375% due 01/15/2028	100	102
4.500% due 04/15/2023	51	52
Corning, Inc. 5.450% due 11/15/2079	341	379
Corp. Nacional del Cobre de Chile 3.150% due 01/14/2030	337	325
Cox Communications, Inc. 1.800% due 10/01/2030	393	338
CRH America Finance, Inc. 3.400% due 05/09/2027	298	298
CSX Corp.
2.400% due 02/15/2030	687	654
3.800% due 11/01/2046	821	820
4.250% due 03/15/2029	185	196
6.220% due 04/30/2040	789	1,013
CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	737	729
3.375% due 08/12/2024	1,435	1,453
3.625% due 04/01/2027	272	277

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

3.750% due 04/01/2030	193	197
4.125% due 04/01/2040	186	190
5.050% due 03/25/2048	1,351	1,534
5.125% due 07/20/2045	737	834
Daimler Finance North America LLC 1.450% due 03/02/2026	143	133
Dell International LLC
4.000% due 07/15/2024	10	10
4.900% due 10/01/2026	100	105
5.300% due 10/01/2029	75	82
5.450% due 06/15/2023	785	809
8.100% due 07/15/2036	758	999
8.350% due 07/15/2046	175	257
Delta Air Lines, Inc.
4.375% due 04/19/2028 (g)	771	741
4.500% due 10/20/2025	202	203
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	315	338
7.375% due 01/15/2026	179	195
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	1,408	1,423
Devon Energy Corp. 4.500% due 01/15/2030	618	638
DH Europe Finance SARL 2.600% due 11/15/2029	305	291
Diamondback Energy, Inc. 3.500% due 12/01/2029	160	159
Discovery Communications LLC 4.650% due 05/15/2050	186	181
DP World Ltd. 5.625% due 09/25/2048	610	662
DT Midstream, Inc. 4.300% due 04/15/2032 (a)	100	100
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	579	585
eBay, Inc.
1.400% due 05/10/2026	202	188
2.600% due 05/10/2031	50	46
2.700% due 03/11/2030	255	240
4.000% due 07/15/2042	1,419	1,400
Electronic Arts, Inc. 1.850% due 02/15/2031	687	604
Eli Lilly & Co. 2.750% due 06/01/2025	1,057	1,053
Enbridge, Inc.
2.500% due 08/01/2033	186	166
3.125% due 11/15/2029	40	39
3.400% due 08/01/2051	434	386
Energy Transfer LP
3.600% due 02/01/2023	1,871	1,882
4.050% due 03/15/2025	100	102
4.200% due 09/15/2023	687	696
4.200% due 04/15/2027	454	463
4.250% due 03/15/2023	972	983
4.500% due 04/15/2024	10	10
4.950% due 05/15/2028	2,005	2,079
5.250% due 04/15/2029	285	305
5.300% due 04/15/2047	677	698
5.500% due 06/01/2027	334	359
5.875% due 01/15/2024	10	10
6.250% due 04/15/2049	208	240
Eni SpA
4.000% due 09/12/2023	1,465	1,486
4.750% due 09/12/2028	884	924
Entergy Louisiana LLC 4.200% due 09/01/2048	1,455	1,530
Enterprise Products Operating LLC
3.200% due 02/15/2052	202	171
3.750% due 02/15/2025	2,251	2,293
4.200% due 01/31/2050	441	439
4.250% due 02/15/2048	10	10
Equifax, Inc. 7.000% due 07/01/2037	476	586
Equinor ASA
2.375% due 05/22/2030	186	176
3.625% due 04/06/2040	15	15
3.700% due 04/06/2050	104	106
ERAC USA Finance LLC
3.300% due 12/01/2026	174	173
4.200% due 11/01/2046	470	473
7.000% due 10/15/2037	521	682
Expedia Group, Inc. 6.250% due 05/01/2025	10	11

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Exxon Mobil Corp. 3.176% due 03/15/2024	13	13
FedEx Corp. 4.550% due 04/01/2046	1,005	1,055
Fidelity National Information Services, Inc.
1.150% due 03/01/2026	145	133
2.250% due 03/01/2031	253	224
Fiserv, Inc.
2.250% due 06/01/2027	10	9
2.650% due 06/01/2030	141	130
3.200% due 07/01/2026	186	185
3.500% due 07/01/2029	192	189
Fomento Economico Mexicano SAB de CV
2.875% due 05/10/2023	1,400	1,405
3.500% due 01/16/2050	202	187
Fortune Brands Home & Security, Inc.
4.000% due 03/25/2032	200	201
4.500% due 03/25/2052	100	98
Fox Corp. 5.476% due 01/25/2039	513	582
GATX Corp. 4.700% due 04/01/2029	1,197	1,271
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	3,100	3,335
General Dynamics Corp. 3.625% due 04/01/2030	50	52
General Mills, Inc.
2.875% due 04/15/2030	295	284
3.000% due 02/01/2051	10	9
General Motors Co.
5.400% due 04/01/2048	1,091	1,151
6.600% due 04/01/2036	10	12
6.800% due 10/01/2027 (e)	142	160
Gilead Sciences, Inc. 2.800% due 10/01/2050	202	166
GlaxoSmithKline Capital, Inc. 2.800% due 03/18/2023	154	155
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,511	2,532
Glencore Funding LLC
1.625% due 09/01/2025	10	9
2.625% due 09/23/2031	100	90
2.850% due 04/27/2031	331	303
3.875% due 04/27/2051	10	9
4.125% due 03/12/2024	120	122
Global Payments, Inc.
2.900% due 05/15/2030	233	215
4.150% due 08/15/2049	208	202
Grupo Televisa SAB 5.250% due 05/24/2049	202	223
Halliburton Co. 5.000% due 11/15/2045	605	658
Hasbro, Inc.
3.550% due 11/19/2026	10	10
3.900% due 11/19/2029	194	195
HCA, Inc.
3.125% due 03/15/2027	197	193
3.625% due 03/15/2032	197	193
4.125% due 06/15/2029	1,285	1,312
4.625% due 03/15/2052	197	199
4.750% due 05/01/2023	702	720
5.000% due 03/15/2024	687	712
5.250% due 06/15/2049	1,679	1,846
Hess Corp. 5.800% due 04/01/2047	203	242
Home Depot, Inc.
1.375% due 03/15/2031	10	9
2.700% due 04/15/2030	10	10
2.950% due 06/15/2029	20	20
3.125% due 12/15/2049	185	170
4.250% due 04/01/2046	7	8
4.500% due 12/06/2048	70	79
Humana, Inc.
3.125% due 08/15/2029	75	73
3.700% due 03/23/2029	400	402
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	605	548
Hyatt Hotels Corp.
1.300% due 10/01/2023	182	177
1.320% (SOFRINDX + 1.050%) due 10/01/2023 ~	264	265
1.800% due 10/01/2024	100	96
4.850% due 03/15/2026	100	103
Hyundai Capital America
0.800% due 01/08/2024	140	134

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

0.875% due 06/14/2024	337	318
1.000% due 09/17/2024	488	459
1.250% due 09/18/2023	100	97
1.500% due 06/15/2026	145	132
1.650% due 09/17/2026	1,104	1,008
1.800% due 10/15/2025	140	131
2.000% due 06/15/2028	302	268
2.100% due 09/15/2028	437	386
Illumina, Inc. 2.550% due 03/23/2031	687	626
Imperial Brands Finance PLC
3.125% due 07/26/2024	2,275	2,256
3.500% due 07/26/2026	5,424	5,313
Intel Corp. 3.100% due 02/15/2060	2,129	1,839
International Business Machines Corp. 5.600% due 11/30/2039	29	35
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,336	1,389
JDE Peet's NV
0.800% due 09/24/2024	258	242
1.375% due 01/15/2027	857	771
2.250% due 09/24/2031	179	156
Keurig Dr Pepper, Inc.
3.200% due 05/01/2030	135	131
4.417% due 05/25/2025	142	147
4.597% due 05/25/2028	943	996
4.985% due 05/25/2038	208	228
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	1,445	1,450
Kinder Morgan, Inc. 5.550% due 06/01/2045	1,337	1,499
KLA Corp. 4.650% due 11/01/2024	2,399	2,487
L3Harris Technologies, Inc.
3.850% due 12/15/2026	258	263
4.400% due 06/15/2028	15	16
Las Vegas Sands Corp. 3.200% due 08/08/2024	302	289
Leidos, Inc. 4.375% due 05/15/2030	982	995
Lockheed Martin Corp. 4.090% due 09/15/2052	1,433	1,582
Lundin Energy Finance BV
2.000% due 07/15/2026	143	133
3.100% due 07/15/2031	80	74
Magallanes, Inc.
5.050% due 03/15/2042	300	307
5.141% due 03/15/2052	400	410
5.391% due 03/15/2062	200	207
Marriott International, Inc.
2.750% due 10/15/2033	100	88
2.850% due 04/15/2031	143	131
Massachusetts Institute of Technology 3.885% due 07/01/2116	208	204
McCormick & Co., Inc. 0.900% due 02/15/2026	186	170
McDonald's Corp.
3.500% due 07/01/2027	2,129	2,168
3.700% due 01/30/2026	1,667	1,709
4.875% due 12/09/2045	2,335	2,606
Medtronic, Inc. 4.625% due 03/15/2045	173	200
Merck & Co., Inc.
1.700% due 06/10/2027	2,657	2,519
2.900% due 12/10/2061	536	458
3.400% due 03/07/2029	338	346
Micron Technology, Inc.
4.185% due 02/15/2027	687	706
5.327% due 02/06/2029	100	108
Microsoft Corp.
2.525% due 06/01/2050	2,883	2,498
2.675% due 06/01/2060	302	261
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	857	788
Mondelez International, Inc. 1.875% due 10/15/2032	85	73
Moody's Corp.
3.750% due 02/25/2052	197	195
4.875% due 02/15/2024	2,854	2,944
Motorola Solutions, Inc.
2.300% due 11/15/2030	436	383
2.750% due 05/24/2031	146	132
5.500% due 09/01/2044	1,286	1,422

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

MPLX LP
4.125% due 03/01/2027	1,656	1,696
4.700% due 04/15/2048	40	40
4.950% due 03/14/2052	300	313
5.200% due 03/01/2047	842	905
5.500% due 02/15/2049	132	147
Netflix, Inc.
3.625% due 06/15/2025	201	202
5.375% due 11/15/2029	186	202
NIKE, Inc. 3.250% due 03/27/2040	164	160
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	193	193
3.522% due 09/17/2025	135	132
Norfolk Southern Corp.
2.300% due 05/15/2031	258	240
4.650% due 01/15/2046	873	980
Northrop Grumman Corp. 3.850% due 04/15/2045	585	584
NXP BV
2.500% due 05/11/2031	146	131
3.150% due 05/01/2027	135	131
4.300% due 06/18/2029	142	147
ONEOK Partners LP
4.900% due 03/15/2025	744	768
5.000% due 09/15/2023	179	183
Oracle Corp.
2.300% due 03/25/2028 (e)	687	629
3.950% due 03/25/2051 (e)	4,107	3,604
4.125% due 05/15/2045	2,498	2,250
Otis Worldwide Corp.
2.056% due 04/05/2025	35	34
2.565% due 02/15/2030	10	9
Ovintiv, Inc. 5.150% due 11/15/2041	30	30
Owens Corning 3.400% due 08/15/2026	100	100
PayPal Holdings, Inc.
2.850% due 10/01/2029	138	135
3.250% due 06/01/2050	585	536
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	302	278
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	132	132
PepsiCo, Inc. 2.850% due 02/24/2026	133	134
Pertamina Persero PT
4.300% due 05/20/2023	293	297
6.000% due 05/03/2042	625	696
Petroleos Mexicanos 6.700% due 02/16/2032	1,198	1,139
Pfizer, Inc. 4.400% due 05/15/2044	606	685
Philip Morris International, Inc.
1.750% due 11/01/2030	258	224
2.750% due 02/25/2026	194	193
3.375% due 08/11/2025	223	225
3.600% due 11/15/2023	741	754
3.875% due 08/21/2042	801	748
6.375% due 05/16/2038	789	971
Phillips 66 3.700% due 04/06/2023	15	15
Phillips 66 Partners LP 4.900% due 10/01/2046	712	785
Pioneer Natural Resources Co. 1.125% due 01/15/2026	145	135
Quanta Services, Inc. 2.350% due 01/15/2032	1,005	874
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	554	592
Raytheon Technologies Corp. 4.800% due 12/15/2043	1,225	1,373
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	17	15
Reliance Industries Ltd. 4.125% due 01/28/2025	303	307
RELX Capital, Inc.
3.000% due 05/22/2030	311	298
4.000% due 03/18/2029	1,531	1,572
Renesas Electronics Corp.
1.543% due 11/26/2024	528	503
2.170% due 11/25/2026	446	416
Republic Services, Inc. 3.375% due 11/15/2027	1,204	1,210

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Reynolds American, Inc. 4.450% due 06/12/2025	2,362	2,414
Roche Holdings, Inc.
1.930% due 12/13/2028	670	624
2.076% due 12/13/2031	670	617
Royalty Pharma PLC 0.750% due 09/02/2023	100	97
S&P Global, Inc.
4.250% due 05/01/2029	2,028	2,138
4.750% due 08/01/2028	897	964
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030	132	138
Sands China Ltd.
2.550% due 03/08/2027	516	451
3.100% due 03/08/2029	337	288
5.400% due 08/08/2028	1,713	1,688
Santos Finance Ltd. 3.649% due 04/29/2031	302	283
Saudi Arabian Oil Co. 4.250% due 04/16/2039	879	903
Seagate HDD Cayman 4.091% due 06/01/2029	1,313	1,276
Sealed Air Corp. 1.573% due 10/15/2026	804	734
Sky Ltd. 3.750% due 09/16/2024	214	218
Smith & Nephew PLC 2.032% due 10/14/2030	105	91
Southern Co.
3.700% due 04/30/2030	4,360	4,379
4.400% due 07/01/2046	1,295	1,327
Southern Copper Corp. 6.750% due 04/16/2040	1,475	1,886
Southwest Airlines Co.
4.750% due 05/04/2023	23	24
5.125% due 06/15/2027	132	141
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •	138	137
Starbucks Corp.
2.000% due 03/12/2027	129	122
2.550% due 11/15/2030	10	9
3.000% due 02/14/2032	955	912
Stellantis NV 5.250% due 04/15/2023	687	702
Stryker Corp.
3.500% due 03/15/2026	1,805	1,828
4.625% due 03/15/2046	649	722
Suncor Energy, Inc. 5.950% due 05/15/2035	884	1,035
T-Mobile USA, Inc.
1.500% due 02/15/2026	258	241
2.250% due 11/15/2031	35	31
2.400% due 03/15/2029	184	169
2.700% due 03/15/2032	184	168
3.000% due 02/15/2041	221	187
3.400% due 10/15/2052	1,005	858
3.500% due 04/15/2025	110	111
3.750% due 04/15/2027	2,446	2,464
4.375% due 04/15/2040	233	235
TCI Communications, Inc. 7.875% due 02/15/2026	2,618	3,058
Teck Resources Ltd.
6.000% due 08/15/2040	320	368
6.125% due 10/01/2035	1,465	1,734
Telefonica Emisiones SA 7.045% due 06/20/2036	1,738	2,181
Tencent Holdings Ltd.
3.280% due 04/11/2024	283	282
3.975% due 04/11/2029	857	856
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023	873	852
1.215% due 10/18/2024	873	840
Toyota Industries Corp. 3.566% due 03/16/2028	871	882
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	10
4.625% due 03/01/2034	692	740
7.625% due 01/15/2039	1,043	1,460
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	1,017	1,070
Tyson Foods, Inc.
4.000% due 03/01/2026	173	177
4.875% due 08/15/2034	1,343	1,458

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

United Rentals North America, Inc. 3.875% due 11/15/2027	302	300
UnitedHealth Group, Inc.
2.000% due 05/15/2030	34	31
2.900% due 05/15/2050	146	130
3.050% due 05/15/2041	142	133
3.700% due 08/15/2049	166	169
4.750% due 07/15/2045	2,009	2,341
6.875% due 02/15/2038	570	796
Vale Overseas Ltd.
3.750% due 07/08/2030	318	307
6.875% due 11/21/2036	1,759	2,125
Valero Energy Corp.
4.000% due 04/01/2029	147	150
4.350% due 06/01/2028	1,574	1,637
Verisk Analytics, Inc. 4.125% due 03/15/2029	164	169
VMware, Inc.
1.800% due 08/15/2028	35	31
4.500% due 05/15/2025	10	10
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	335	309
3.125% due 05/12/2023	100	101
Walt Disney Co.
3.500% due 05/13/2040	15	15
4.950% due 10/15/2045	1,291	1,496
6.400% due 12/15/2035	77	99
Waste Connections, Inc.
2.600% due 02/01/2030	302	284
2.950% due 01/15/2052	869	743
Weir Group PLC 2.200% due 05/13/2026	1,703	1,593
Western Digital Corp. 2.850% due 02/01/2029	100	92
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	1,703	1,670
4.950% due 09/15/2028	2,753	2,903
Whirlpool Corp. 3.700% due 03/01/2023	179	181
Williams Cos., Inc. 5.400% due 03/04/2044	929	1,025
Woodside Finance Ltd. 3.700% due 09/15/2026	650	652
Workday, Inc.
3.500% due 04/01/2027 (a)	1,000	1,000
3.700% due 04/01/2029 (a)	1,000	1,003
3.800% due 04/01/2032 (a)	300	300
Wyeth LLC 5.950% due 04/01/2037	1,827	2,331
Yara International ASA 4.750% due 06/01/2028	1,353	1,399
Zoetis, Inc.
2.000% due 05/15/2030	1,136	1,020
3.000% due 05/15/2050	811	721
3.900% due 08/20/2028	565	581
4.700% due 02/01/2043	969	1,084

		305,160

UTILITIES 13.0%
Acwa Power Management & Investments One Ltd. 5.950% due 12/15/2039	724	773
AEP Texas, Inc. 3.450% due 01/15/2050	625	557
Ameren Corp. 3.500% due 01/15/2031	628	620
American Electric Power Co., Inc. 2.300% due 03/01/2030	100	91
American Water Capital Corp. 2.800% due 05/01/2030	334	320
Appalachian Power Co. 7.000% due 04/01/2038	444	574
AT&T, Inc.
3.500% due 09/15/2053	2,156	1,900
3.650% due 09/15/2059	878	773
4.100% due 02/15/2028	1,139	1,185
4.125% due 02/17/2026	1,350	1,405
4.300% due 02/15/2030	2,471	2,614
4.350% due 03/01/2029	223	236
4.450% due 04/01/2024	607	625
4.500% due 03/09/2048	957	1,008
4.800% due 06/15/2044	854	911
Atmos Energy Corp. 4.150% due 01/15/2043	1,141	1,159

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Avangrid, Inc. 3.800% due 06/01/2029	305	310
Bell Telephone Co. of Canada 3.650% due 03/17/2051	490	469
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	322	281
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	439	453
6.125% due 04/01/2036	1,734	2,142
BG Energy Capital PLC 5.125% due 10/15/2041	110	128
Black Hills Corp.
3.150% due 01/15/2027	208	204
4.200% due 09/15/2046	100	100
British Telecommunications PLC 5.125% due 12/04/2028	411	431
CenterPoint Energy, Inc. 1.450% due 06/01/2026	312	290
CMS Energy Corp. 4.750% due 06/01/2050 •	318	316
Commonwealth Edison Co. 4.000% due 03/01/2048	471	502
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	486	395
3.600% due 06/15/2061	302	279
3.850% due 06/15/2046	997	969
Constellation Energy Generation LLC 5.600% due 06/15/2042	801	855
Consumers Energy Co. 3.125% due 08/31/2024	1,526	1,526
Dominion Energy, Inc.
1.450% due 04/15/2026	143	133
2.450% due 01/15/2023	314	314
3.071% due 08/15/2024 þ	394	394
3.375% due 04/01/2030	10	10
DTE Electric Co. 3.650% due 03/15/2024	1,554	1,582
DTE Energy Co.
1.050% due 06/01/2025	222	208
3.400% due 06/15/2029	687	674
Duke Energy Carolinas LLC
2.550% due 04/15/2031	292	274
2.850% due 03/15/2032	100	97
3.550% due 03/15/2052	100	99
3.950% due 11/15/2028	546	568
6.000% due 12/01/2028	687	778
Duke Energy Corp.
2.450% due 06/01/2030	473	436
2.550% due 06/15/2031	10	9
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	146	134
3.750% due 09/01/2046	100	95
3.950% due 10/15/2023	977	990
Duke Energy Florida LLC 2.400% due 12/15/2031	186	172
Duke Energy Progress LLC
3.400% due 04/01/2032	100	101
3.450% due 03/15/2029	10	10
4.000% due 04/01/2052	100	106
E.ON International Finance BV 6.650% due 04/30/2038	789	981
East Ohio Gas Co. 1.300% due 06/15/2025	10	9
Edison International 5.750% due 06/15/2027	302	324
Electricite de France SA 4.875% due 01/22/2044	970	1,008
Enel Finance International NV
1.375% due 07/12/2026	145	133
6.000% due 10/07/2039	1,539	1,827
Entergy Corp.
0.900% due 09/15/2025	10	9
1.900% due 06/15/2028	10	9
2.400% due 06/15/2031	75	67
Evergy, Inc.
2.450% due 09/15/2024	229	225
2.900% due 09/15/2029	73	70
Eversource Energy 1.650% due 08/15/2030	258	223
Exelon Corp.
3.950% due 06/15/2025	1,073	1,095
4.050% due 04/15/2030	2,129	2,201
4.450% due 04/15/2046	347	364

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Fells Point Funding Trust 3.046% due 01/31/2027	2,865	2,751
FirstEnergy Corp.
3.350% due 07/15/2022	1,091	1,092
7.375% due 11/15/2031	2,095	2,588
Florida Power & Light Co.
3.150% due 10/01/2049	305	286
4.125% due 02/01/2042	100	106
Indiana Michigan Power Co. 4.250% due 08/15/2048	802	829
Infraestructura Energetica Nova SAB de CV 4.875% due 01/14/2048	407	355
Kentucky Utilities Co. 5.125% due 11/01/2040	100	113
KeySpan Gas East Corp. 2.742% due 08/15/2026	630	608
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	396	397
MidAmerican Energy Co. 4.250% due 07/15/2049	541	593
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	208	225
New York State Electric & Gas Corp. 2.150% due 10/01/2031	100	89
NextEra Energy Capital Holdings, Inc. 2.750% due 11/01/2029	2,062	1,973
NiSource, Inc. 0.950% due 08/15/2025	10	9
Northern States Power Co. 2.900% due 03/01/2050	1	0
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	208	191
ONEOK, Inc.
3.400% due 09/01/2029	992	955
4.550% due 07/15/2028	912	939
5.200% due 07/15/2048	2,000	2,136
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	17
3.250% due 06/01/2031	2,129	1,929
3.300% due 08/01/2040	150	123
3.450% due 07/01/2025	135	131
3.750% due 07/01/2028	128	122
4.550% due 07/01/2030	103	102
4.950% due 07/01/2050	103	97
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	2,446	2,180
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	687	682
Plains All American Pipeline LP
3.550% due 12/15/2029	136	132
4.500% due 12/15/2026	740	762
5.150% due 06/01/2042	682	663
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	302	279
San Diego Gas & Electric Co. 1.700% due 10/01/2030	10	9
Sempra Energy
3.300% due 04/01/2025	1,000	1,002
3.700% due 04/01/2029	200	201
Shell International Finance BV
2.875% due 05/10/2026	1,781	1,786
3.875% due 11/13/2028	1,253	1,306
Southern California Edison Co.
2.850% due 08/01/2029	879	838
3.650% due 02/01/2050	966	898
4.125% due 03/01/2048	1,331	1,315
Southern California Gas Co.
3.150% due 09/15/2024	1,129	1,135
4.125% due 06/01/2048	879	908
Southern Power Co. 5.150% due 09/15/2041	1,124	1,197
Southwest Gas Corp. 4.050% due 03/15/2032	300	300
Southwestern Electric Power Co. 4.100% due 09/15/2028	811	828
Southwestern Public Service Co.
3.150% due 05/01/2050	10	9
6.000% due 10/01/2036	1,014	1,222
Union Electric Co.
2.625% due 03/15/2051	186	155
3.900% due 04/01/2052 (a)	100	104
Verizon Communications, Inc.
2.355% due 03/15/2032	4,431	4,010
2.550% due 03/21/2031	2,129	1,981

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

4.125% due 03/16/2027	2,129	2,215
4.125% due 08/15/2046	616	635
4.400% due 11/01/2034	755	805
4.812% due 03/15/2039	208	236
4.862% due 08/21/2046	870	1,002
Virginia Electric & Power Co. 8.875% due 11/15/2038	1,466	2,312
Vistra Operations Co. LLC 4.300% due 07/15/2029	302	292
WEC Energy Group, Inc. 2.200% due 12/15/2028	879	807

		91,107

Total Corporate Bonds & Notes (Cost $673,556)		634,331

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Bonds
2.375% due 02/15/2042	17,477	16,862
U.S. Treasury STRIPS (c)
0.000% due 05/15/2051	4,005	1,995
0.000% due 11/15/2051	6,738	3,309

Total U.S. Treasury Obligations (Cost $23,219)		22,166

SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.000% due 09/19/2022	218	219

Total Sovereign Issues (Cost $218)		219

SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS (f) 0.2%		1,153

U.S. TREASURY BILLS 3.0%
0.175% due 04/12/2022 - 05/26/2022 (b)(c)(i)(k)	21,200	21,197

U.S. TREASURY CASH MANAGEMENT BILLS 3.3%
0.648% due 05/17/2022 - 07/26/2022 (b)(c)(k)	23,500	23,451

Total Short-Term Instruments (Cost $45,804)		45,801

Total Investments in Securities (Cost $742,797)		702,517

Total Investments 100.1% (Cost $742,797)		$702,517
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $529)		(2,263)
Other Assets and Liabilities, net (0.2)%		1,676

Net Assets 100.0%		$701,930

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Coupon represents a weighted average yield to maturity.
(c)							Zero coupon security.
(d)							Contingent convertible security.
(e)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.561%	05/01/2032	06/21/2021	$2,155	$1,924	0.27%
Citigroup, Inc.				2.572	06/03/2031	07/01/2021 - 11/09/2021	792	710	0.10
Citigroup, Inc.				3.057	01/25/2033	01/18/2022	190	178	0.03
Deutsche Bank AG				2.129	11/24/2026	08/11/2021	262	239	0.03
General Motors Co.				6.800	10/01/2027	11/04/2021	173	160	0.02
Oracle Corp.				2.300	03/25/2028	09/23/2021	707	629	0.09
Oracle Corp.				3.950	03/25/2051	04/09/2021	4,256	3,604	0.51

							$8,535	$7,444	1.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$1,153	U.S. Treasury Notes 0.375% due 09/15/2024		$(1,176)	$1,153	$1,153

Total Repurchase Agreements							$(1,176)	$1,153	$1,153

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed		Payable for Reverse Repurchase Agreements

SBI				0.200%	03/18/2022	TBD(2)	$(492)		$(492)

Total Reverse Repurchase Agreements									$(492)

(g)							Securities with an aggregate market value of $576 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(782) at a weighted average interest rate of 0.022%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Open maturity reverse repurchase agreement.
(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2022	31	$4,200	$(234)	$13	$0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2022	99	$(12,165)	$345	$0	$(25)

Total Futures Contracts	$111	$13	$(25)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.387%	$100	$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$6,600	$148	$(33)	$115	$0	$(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	27,000	386	56	442	0	(1)

$534	$23	$557	$0	$(2)

Total Swap Agreements	$537	$23	$560	$0	$(2)

(i)	Securities with an aggregate market value of $1,375 and cash of $508 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	$28,000	$(8)	$(2,241)	$0	$(2,249)

Total Swap Agreements	$(8)	$(2,241)	$0	$(2,249)

(k)

Securities with an aggregate market value of $2,327 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,100	$236,964	$0	$238,064
Industrials	500	304,660	0	305,160
Utilities	0	91,107	0	91,107
U.S. Treasury Obligations	0	22,166	0	22,166
Sovereign Issues	0	219	0	219
Short-Term Instruments
Repurchase Agreements	0	1,153	0	1,153
U.S. Treasury Bills	0	21,197	0	21,197
U.S. Treasury Cash Management Bills	0	23,451	0	23,451

Total Investments	$1,600	$700,917	$0	$702,517

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$13	$0	$13

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(27)	0	(27)
Over the counter	0	(2,249)	0	(2,249)

	$0	$(2,276)	$0	$(2,276)

Total Financial Derivative Instruments	$0	$(2,263)	$0	$(2,263)

Totals	$1,600	$698,654	$0	$700,254

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.1% ¤
MUNICIPAL BONDS & NOTES 83.0%
ALABAMA 6.2%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 04/01/2053	$1,000	$1,052
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	1,075
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	300	308

		2,435

ARIZONA 0.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.250% due 01/01/2040	480	349

CALIFORNIA 3.4%
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	238
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	200	121
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,000	964

		1,323

DISTRICT OF COLUMBIA 3.0%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 5.000% due 10/01/2035	1,000	1,162

FLORIDA 2.8%
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2034	1,000	1,089

GEORGIA 6.1%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	1,000	1,060
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2035	1,115	1,302

		2,362

ILLINOIS 5.9%
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2031	1,000	1,174
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2034	1,000	1,121

		2,295

INDIANA 2.8%
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,097

IOWA 2.5%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (a)	3,610	466
4.000% due 06/01/2049	500	501

		967

KENTUCKY 2.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.000% due 08/01/2052	1,000	1,071

LOUISIANA 2.9%
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Notes, Series 2021 5.000% due 02/01/2028	1,000	1,138

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

MARYLAND 3.2%
Baltimore County, Maryland General Obligation Bonds, Series 2022 5.000% due 03/01/2035	1,000	1,234

MICHIGAN 2.7%
Michigan Strategic Fund Revenue Bonds, Series 2021 4.000% due 10/01/2061	1,000	1,047

NEW JERSEY 6.2%
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	1,000	1,095
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (a)	250	182
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2022 5.000% due 06/15/2031	1,000	1,153

		2,430

NEW YORK 6.8%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2037	1,000	1,091
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2032	250	260
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 02/01/2030	1,000	1,098
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (a)	1,500	188

		2,637

OHIO 4.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	500	502
5.000% due 06/01/2055	250	261
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.375% due 02/01/2026	1,000	959

		1,722

PENNSYLVANIA 4.0%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.610% due 08/15/2038 ~(d)	1,000	1,033
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2038	500	532

		1,565

PUERTO RICO 5.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	188	101
1.000% due 11/01/2051	431	208
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (a)	44	26
4.000% due 07/01/2033	35	34
4.000% due 07/01/2035	31	30
4.000% due 07/01/2037	27	26
4.000% due 07/01/2041	36	34
4.000% due 07/01/2046	38	36
5.750% due 07/01/2031	36	42
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (a)	18	16
5.250% due 07/01/2023	39	39
5.375% due 07/01/2025	38	41
5.625% due 07/01/2027	38	42
5.625% due 07/01/2029	38	42
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	258	242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (a)	4,000	1,227

		2,186

TEXAS 1.4%
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	100	90

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Port of Beaumont Industrial Development Authority, Texas Revenue Notes, Series 2021 4.100% due 01/01/2028	500	455

		545

WASHINGTON 6.0%
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2044	1,100	1,233
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	1,000	1,108

		2,341

WISCONSIN 3.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	1,000	1,107
4.000% due 09/30/2051	250	250

		1,357

Total Municipal Bonds & Notes (Cost $33,670)		32,352

SHORT-TERM INSTRUMENTS 14.1%
U.S. TREASURY BILLS 0.5%
0.391% due 06/09/2022 (a)(b)	200	200

U.S. TREASURY CASH MANAGEMENT BILLS 8.5%
0.633% due 07/19/2022 (a)(b)	3,300	3,293

MUNICIPAL BONDS & NOTES 5.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.586% due 06/01/2022	1,000	998
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2022	1,000	1,007

Total Municipal Bonds & Notes (Cost $2,010)		2,005

Total Short-Term Instruments (Cost $5,504)		5,498

Total Investments in Securities (Cost $39,174)		37,850

Total Investments 97.1% (Cost $39,174)		$37,850
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(7)
Other Assets and Liabilities, net 2.9%		1,120

Net Assets 100.0%		$38,963

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.610%	08/15/2038	09/14/2021	$1,027	$1,033	2.65%

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2022	55	$(6,758)	$199	$0	$(6)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	1	(177)	5	0	(1)

Total Futures Contracts	$204	$0	$(7)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,435	$0	$2,435
Arizona	0	349	0	349
California	0	1,323	0	1,323
District of Columbia	0	1,162	0	1,162
Florida	0	1,089	0	1,089
Georgia	0	2,362	0	2,362
Illinois	0	2,295	0	2,295
Indiana	0	1,097	0	1,097
Iowa	0	967	0	967
Kentucky	0	1,071	0	1,071
Louisiana	0	1,138	0	1,138
Maryland	0	1,234	0	1,234
Michigan	0	1,047	0	1,047
New Jersey	0	2,430	0	2,430
New York	0	2,637	0	2,637
Ohio	0	1,722	0	1,722
Pennsylvania	0	1,565	0	1,565
Puerto Rico	0	2,186	0	2,186
Texas	0	545	0	545
Washington	0	2,341	0	2,341
Wisconsin	0	1,357	0	1,357
Short-Term Instruments
U.S. Treasury Bills	0	200	0	200
U.S. Treasury Cash Management Bills	0	3,293	0	3,293
Municipal Bonds & Notes	0	2,005	0	2,005

Total Investments	$0	$37,850	$0	$37,850

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$(7)	$0	$(7)

Totals	$0	$37,843	$0	$37,843

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
MUNICIPAL BONDS & NOTES 82.2%
ALABAMA 4.2%
Birmingham Airport Authority, Alabama Revenue Notes, (BAM Insured), Series 2020 5.000% due 07/01/2023	$250	$260
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
0.860% due 10/01/2052 ~	1,500	1,463
4.000% due 10/01/2052	6,000	6,254
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,250	1,335
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2021 4.000% due 12/01/2023	1,250	1,278
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2024	500	532
5.000% due 08/01/2025	1,000	1,088
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	1,250	1,193
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2028	500	584
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	446
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,062
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 11/01/2051	5,650	5,954

		22,449

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Notes, Series 2021 4.000% due 06/01/2023	550	560

ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 0.760% due 01/01/2046 ~	1,125	1,125
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	1,005
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	212
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	373
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,350	1,291
University of Arizona Revenue Notes, Series 2021 5.000% due 06/01/2026	2,850	3,186

		7,192

CALIFORNIA 10.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
0.920% due 04/01/2056 ~	2,000	1,980
0.960% due 04/01/2056 ~	1,500	1,507
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,353
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	526
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	2,250	2,314
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.860% due 08/01/2047 ~	4,500	4,486
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 1.210% due 12/01/2050 ~	1,000	1,001
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	2,500	2,511
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	5,000	5,892
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2032	4,000	4,356
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.988% due 06/01/2024	2,000	1,919
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	2,135	2,274

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,600	1,600
1.850% due 06/01/2031	2,000	1,988
2.587% due 06/01/2029	5,875	5,527
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 0.650% due 07/01/2047 ~	1,200	1,197
Redondo Beach Community Financing Authority, California Revenue Notes, Series 2021 0.415% due 05/01/2023	675	662
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2023	900	924
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2021 5.000% due 12/01/2022	1,125	1,153
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.900% (US0003M + 0.550%) due 06/01/2034 ~	1,250	1,192
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (c)	3,350	1,876
San Diego County, California Regional Transportation Commission Revenue Notes, Series 2021 5.000% due 10/01/2022	2,000	2,039
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,300
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	927
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 4.000% due 06/01/2022	1,075	1,079
Visalia Unified School District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,380	2,484

		55,067

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	450	445
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 0.531% due 09/01/2039 ~	3,000	2,984
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 07/15/2023	100	101
5.000% due 01/15/2024	400	419
5.000% due 07/15/2024	325	342

		4,291

CONNECTICUT 2.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2023	500	522
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2023	675	699
5.000% due 05/01/2025	350	380
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,096
Connecticut Special Tax State Revenue Notes, Series 2021 5.000% due 05/01/2025	2,250	2,443
Connecticut State General Obligation Bonds, Series 2013 1.460% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,030
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	256
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	382
Connecticut State General Obligation Notes, Series 2020
4.000% due 06/01/2023	425	436
5.000% due 01/15/2025	350	377
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	500	498
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,280	2,344
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	521

		10,984

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	750	717

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	500	500

FLORIDA 2.0%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	728
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	275
5.000% due 10/01/2026	470	527

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	755
Florida State General Obligation Notes, Series 2022 5.000% due 06/01/2027	4,000	4,582
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	1,030	1,106
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,090
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	761
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	576
Tampa, Florida Revenue Notes, Series 2020 5.000% due 07/01/2022	175	177

		10,577

GEORGIA 1.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	502
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	500	488
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	1,010
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2018 4.000% due 08/01/2048	3,750	3,865
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 0.984% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	499
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	50	52
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2019 5.000% due 05/15/2022	600	602
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2021 4.000% due 12/01/2024	750	778
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2025	625	673
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	490	515
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	240	246
5.000% due 01/01/2024	360	379

		9,609

ILLINOIS 5.8%
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2024	600	637
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,483
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2028	3,000	3,273
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	1,876
Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,100	1,078
Illinois Finance Authority Revenue Bonds, Series 2021 1.210% due 05/01/2042 ~	1,000	1,003
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	279
Illinois Finance Authority Revenue Notes, Series 2021
5.000% due 08/15/2025	1,485	1,624
5.000% due 08/15/2026	1,925	2,151
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	510	529
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	750	754
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,037
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,839
5.000% due 10/01/2028	4,000	4,461
5.125% due 05/01/2022	750	752
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	750	776
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,000	1,007
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	500	539
5.000% due 01/01/2026	375	414
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 5.000% due 06/15/2052	3,000	3,023
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,125	1,135

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	362

		31,032

INDIANA 0.9%
Indiana Finance Authority Revenue Notes, Series 2021 0.650% due 08/01/2025	4,500	4,153
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	750	764

		4,917

IOWA 0.8%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.438% due 08/15/2032	975	970
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.683% due 08/15/2029	1,810	1,808
Iowa Tobacco Settlement Authority Revenue Notes, Series 2021 0.375% due 06/01/2030	855	853
PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	703

		4,334

KANSAS 0.6%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.661% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,506
Kansas Development Finance Authority Revenue Notes, Series 2021 0.662% due 05/01/2024	800	768

		3,274

KENTUCKY 0.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	526
Kentucky Public Energy Authority Revenue Bonds, Series 2022 1.381% due 08/01/2052 ~	3,000	2,963

		3,489

LOUISIANA 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,632
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	300	296
2.125% due 06/01/2037	1,300	1,282

		3,210

MARYLAND 1.3%
Anne Arundel County, Maryland General Obligation Notes, Series 2021 5.000% due 04/01/2026	3,000	3,353
Baltimore County, Maryland General Obligation Notes, Series 2022 5.000% due 03/01/2028	1,115	1,297
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	480	521
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,614

		6,785

MASSACHUSETTS 2.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Notes, Series 2013 5.000% due 06/15/2022	1,180	1,189
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	1,150	1,152
Commonwealth of Massachusetts General Obligation Notes, Series 2017 5.000% due 10/01/2022	1,220	1,243
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 1.010% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	999
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 1.110% due 07/01/2049 ~	1,750	1,748
Massachusetts Development Finance Agency Revenue Notes, Series 2020 5.000% due 10/01/2022	2,400	2,445
Massachusetts Development Finance Agency Revenue Notes, Series 2021 0.674% due 07/01/2023	500	490
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	750	811
Massachusetts State College Building Authority Revenue Notes, Series 2022 5.000% due 05/01/2024	500	532

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,024

		11,633

MICHIGAN 1.9%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.744% due 07/01/2032 ~	2,000	1,976
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021 5.000% due 07/01/2023	425	442
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,811
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,719	1,689
Michigan State Building Authority Revenue Bonds, Series 2020 0.580% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,545
University of Michigan Revenue Notes, Series 2020 5.000% due 04/01/2025	1,000	1,091
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2025	690	730

		10,284

MINNESOTA 0.4%
Minneapolis, Minnesota Revenue Bonds, Series 2018 0.370% due 11/15/2048	1,900	1,900

MISSISSIPPI 0.7%
Lowndes County, Mississippi Revenue Bonds, Series 1992 6.800% due 04/01/2022	1,610	1,610
Mississippi State General Obligation Bonds, Series 2015 5.000% due 11/01/2032	1,000	1,105
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	759

		3,474

MISSOURI 1.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 05/01/2051	1,500	1,613
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2025	1,150	1,217
Kansas City, Missouri Revenue Notes, Series 2021
5.000% due 04/01/2023	400	413
5.000% due 04/01/2024	425	450
St Louis County, Missouri Revenue Notes, Series 2021 5.000% due 12/01/2022	1,825	1,869

		5,562

MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 1.060% (MUNIPSA + 0.550%) due 08/15/2037 ~	915	916

NEBRASKA 0.7%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,000	1,092
Douglas County, Nebraska Revenue Bonds, Series 2021 1.040% due 07/01/2035 ~	2,500	2,509

		3,601

NEVADA 0.3%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	850	849
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020 3.000% due 06/15/2023	500	508
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	500	500

		1,857

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2024	220	226
4.000% due 01/01/2025	285	295

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005 0.330% due 07/01/2033	3,100	3,100

		3,621

NEW JERSEY 3.8%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (b)	3,000	2,840
New Jersey Economic Development Authority Revenue Bonds, Series 2013 2.110% due 03/01/2028 ~	1,000	1,009
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,750	3,050
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	450	444
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	984
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	2,250	2,465
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	500	542
5.000% due 06/01/2028	2,000	2,277
New Jersey Turnpike Authority Revenue Bonds, Series 2017 0.911% due 01/01/2030 ~	3,500	3,504
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	1,000	1,112
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	639
Newark, New Jersey General Obligation Notes, Series 2020 5.000% due 10/01/2022	750	762
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	750	754

		20,382

NEW MEXICO 0.6%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	2,000	1,974
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,076

		3,050

NEW YORK 9.8%
Buffalo, New York General Obligation Notes, Series 2021 5.000% due 04/01/2025	2,215	2,406
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	1,160	1,118
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	1,000	1,168
Long Island Power Authority, New York Revenue Notes, Series 2020 5.000% due 09/01/2024	625	671
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 0.988% due 11/01/2032 ~	1,500	1,492
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	1,280	1,432
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,500	1,521
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	650	666
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2022	400	409
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	755
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	754
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	750	859
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	1,250	1,277
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2021 5.000% due 11/01/2026	7,000	7,842
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.430% due 06/15/2050	4,000	4,000
New York City, General Obligation Bonds, Series 2012 0.710% due 04/01/2042	3,500	3,500
New York City, General Obligation Bonds, Series 2015 0.430% due 06/01/2044	2,000	2,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	2,000	1,866
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	1,000	1,161
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	368

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 09/15/2022	1,400	1,424
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,045	1,051
New York State Urban Development Corp. Revenue Notes, Series 2021 5.000% due 03/15/2024	3,750	3,975
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	250	260
Sales Tax Asset Receivable Corp., New York Revenue Bonds, Series 2014 4.000% due 10/15/2032	2,500	2,629
Town of Huntington, New York General Obligation Notes, Series 2021 5.000% due 07/15/2023	455	474
Town of Oyster Bay, New York General Obligation Notes, Series 2021
4.000% due 03/01/2023	850	868
4.000% due 03/01/2024	850	882
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 2.000% due 05/15/2045	5,500	5,491

		52,319

NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	1,430	1,533
North Carolina Capital Facilities Finance Agency Revenue Notes, Series 2021 0.880% due 10/01/2022	950	944
North Carolina State Revenue Notes, Series 2019 5.000% due 05/01/2028	2,095	2,438
North Carolina State Revenue Notes, Series 2021 5.000% due 03/01/2023	1,550	1,598
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.554% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,000
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	1,025	1,087

		8,600

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	2,000	1,953
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	516
Northeast Ohio Medical University Revenue Notes, Series 2021 3.000% due 12/01/2023	150	152
Wright State University, Ohio Revenue Notes, (BAM Insured),Series 2021
4.000% due 05/01/2023	520	533
4.000% due 05/01/2024	500	520

		3,674

OKLAHOMA 0.1%
University of Oklahoma Revenue Bonds, Series 2015 5.000% due 07/01/2035	560	606

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	162
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2025	275	301
5.000% due 06/15/2026	350	393

		856

PENNSYLVANIA 4.8%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 0.538% due 07/01/2031 ~	3,800	3,773
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	2,500	2,673
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	1,300	1,304
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.610% due 08/15/2038 ~(d)	2,500	2,583
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	530	579
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	512
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.201% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	752
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2023	750	756
3.000% due 01/01/2025	1,020	1,031
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2023	125	128
4.000% due 10/15/2023	700	723

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

4.000% due 10/15/2024	850	890
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 1.110% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,002
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
4.000% due 12/01/2023	1,225	1,268
4.000% due 12/01/2024	725	764
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 1.160% due 09/01/2040 ~	2,400	2,407
University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	3,550	3,797
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 4.000% due 07/01/2022	600	604

		25,546

PUERTO RICO 0.9%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	2,000	2,259
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (b)	1,000	939
0.000% due 07/01/2027 (b)	1,843	1,579

		4,777

SOUTH CAROLINA 0.4%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 1.014% due 10/01/2048 ~	1,000	1,002
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,372

		2,374

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	1,000	982

TENNESSEE 0.8%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	623
Memphis, Tennessee Water Revenue Notes, Series 2020 4.000% due 12/01/2022	400	407
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2024	2,000	2,124
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	500	532
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021
5.000% due 11/01/2023	250	260
5.000% due 11/01/2024	250	266

		4,212

TEXAS 7.3%
Alvin Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 0.450% due 02/15/2036	1,000	983
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2026	280	299
Canyon Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2023	1,910	1,968
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	1,000	1,053
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	2,500	2,710
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	429
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	620	621
Garland, Texas Electric Utility System Revenue Notes, Series 2019 5.000% due 03/01/2025	500	539
Garland, Texas Electric Utility System Revenue Notes, Series 2021 5.000% due 03/01/2024	960	1,016
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 0.811% due 11/15/2046 ~	2,500	2,502
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,155	1,231
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	376
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	1,500	1,540
Houston, Texas Combined Utility System Revenue Notes, Series 2021 5.000% due 11/15/2024	1,250	1,347
Lower Colorado River Authority, Texas Revenue Notes, Series 2020 5.000% due 05/15/2022	2,055	2,064

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

New Caney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 1.250% due 02/15/2050	1,500	1,470
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	760
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	740	730
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,281
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	741
Richardson Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2023	3,035	3,127
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 0.894% due 08/01/2050	2,500	2,463
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,353
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	504
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	750	743
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,000	969
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2026	225	252
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
1.253% due 12/15/2026 ~	1,385	1,383
2.003% due 12/15/2026 ~	1,000	1,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	215	236
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2022	750	764
5.000% due 12/15/2023	500	519
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	538
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021 4.000% due 03/01/2025	410	433

		38,944

UTAH 0.3%
Salt Lake City, Utah Airport Revenue Notes, Series 2021
5.000% due 07/01/2024	350	372
5.000% due 07/01/2025	450	489
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	500	528

		1,389

VIRGINIA 3.6%
Fairfax County, Virginia General Obligation Notes, Series 2020 5.000% due 10/01/2028	5,000	5,886
Fairfax County, Virginia General Obligation Notes, Series 2021 4.000% due 10/01/2025	4,000	4,283
Hampton Roads Transportation Accountability Commission, Virginia Revenue Notes, Series 2021 5.000% due 07/01/2026	4,000	4,466
Virginia Small Business Financing Authority Revenue Bonds, Series 2014 5.250% due 10/01/2029	3,000	3,224
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,125

		18,984

WASHINGTON 3.5%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 0.710% due 11/01/2045 ~	4,500	4,542
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.960% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	752
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,031
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	448
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 1.000% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	676
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 0.760% due 05/01/2045 ~	3,000	2,972
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,697
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.560% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,003
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	913
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2023	250	258

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Washington State General Obligation Notes, Series 2021 5.000% due 06/01/2026	3,000	3,356

		18,648

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	990	1,001
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,000	1,001

		2,002

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2022	625	629
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2025	290	307
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 0.690% due 08/15/2054 ~	2,500	2,500
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2022	650	650
Wisconsin State General Obligation Notes, Series 2019 5.000% due 05/01/2026	3,110	3,488

		7,574

Total Municipal Bonds & Notes (Cost $445,861)		436,754

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.500% due 01/15/2023	600	600
1.500% due 11/30/2024	1,100	1,072

Total U.S. Treasury Obligations (Cost $1,704)		1,672

SHORT-TERM INSTRUMENTS 16.2%
REPURCHASE AGREEMENTS (e) 0.4%		2,005

U.S. TREASURY BILLS 3.5%
0.299% due 05/03/2022 - 06/02/2022 (a)(b)	18,500	18,493

U.S. TREASURY CASH MANAGEMENT BILLS 1.7%
0.526% due 05/17/2022 - 07/26/2022 (a)(b)	8,800	8,786

MUNICIPAL BONDS & NOTES 10.6%
Arizona Industrial Development Authority Revenue Notes, Series 2021 1.400% due 07/01/2022	175	174
Bayport-Blue Point Union Free School District, New York General Obligation Notes, Series 2021 1.500% due 06/24/2022	4,500	4,503
Borough of Edgewater, New Jersey General Obligation Notes, Series 2021 1.250% due 07/15/2022	3,468	3,468
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2022	700	704
Connetquot Central School District of Islip, New York General Obligation Notes, Series 2021 1.500% due 06/24/2022	4,000	4,003
East Ramapo Central School District, New York General Obligation Notes, Series 2021 1.250% due 05/05/2022	500	500
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.586% due 06/01/2022	1,445	1,443
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021 4.000% due 07/01/2022	500	504
Hampton Bays Union Free School District, New York General Obligation Notes, Series 2021 1.250% due 06/23/2022	5,100	5,101
Hempstead Union Free School District, New York General Obligation Notes, Series 2021
1.000% due 06/30/2022	1,700	1,699
1.000% due 07/13/2022	1,750	1,749
Kansas City, Missouri Revenue Notes, Series 2021 5.000% due 04/01/2022	500	500
Lindenhurst Union Free School District, New York General Obligation Notes, Series 2021 1.000% due 06/24/2022	2,000	1,998
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022	5,000	5,034
Massachusetts Development Finance Agency Revenue Notes, Series 2021 0.574% due 07/01/2022	550	549
Michigan Finance Authority Revenue Notes, Series 2021 3.000% due 07/20/2022	4,250	4,276
Middletown, New York General Obligation Notes, Series 2021 1.500% due 08/25/2022	2,500	2,502

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Newark, New Jersey General Obligation Notes, Series 2021
1.250% due 07/25/2022	2,000	2,000
1.250% due 10/03/2022	3,500	3,497
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2022	835	839
Plattsburgh City School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	2,500	2,500
Rondout Valley Central School District Accord, New York General Obligation Notes, Series 2021 1.250% due 06/29/2022	3,500	3,501
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2022	675	680
Victor Central School District, New York General Obligation Notes, Series 2021 1.500% due 07/29/2022	4,000	4,003
Wright State University, Ohio Revenue Notes, Series 2021 4.000% due 05/01/2022	705	707

Total Municipal Bonds & Notes (Cost $56,596)		56,434

Total Short-Term Instruments (Cost $85,880)		85,718

Total Investments in Securities (Cost $533,445)		524,144

Total Investments 98.7% (Cost $533,445)		$524,144
Other Assets and Liabilities, net 1.3%		7,154

Net Assets 100.0%		$531,298

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Coupon represents a weighted average yield to maturity.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.610%			08/15/2038	09/14/2021	$2,566	$2,583	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$2,005	U.S. Treasury Notes 0.375% due 09/15/2024	$(2,045)	$2,005	$2,005

Total Repurchase Agreements						$(2,045)	$2,005	$2,005

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$22,449	$0	$22,449
	Alaska			0	560	0	560
	Arizona			0	7,192	0	7,192
	California			0	55,067	0	55,067
	Colorado			0	4,291	0	4,291
	Connecticut			0	10,984	0	10,984
	Delaware			0	717	0	717
	District of Columbia			0	500	0	500
	Florida			0	10,577	0	10,577
	Georgia			0	9,609	0	9,609
	Illinois			0	31,032	0	31,032
	Indiana			0	4,917	0	4,917
	Iowa			0	4,334	0	4,334
	Kansas			0	3,274	0	3,274
	Kentucky			0	3,489	0	3,489
	Louisiana			0	3,210	0	3,210
	Maryland			0	6,785	0	6,785
	Massachusetts			0	11,633	0	11,633
	Michigan			0	10,284	0	10,284
	Minnesota			0	1,900	0	1,900
	Mississippi			0	3,474	0	3,474
	Missouri			0	5,562	0	5,562
	Montana			0	916	0	916
	Nebraska			0	3,601	0	3,601
	Nevada			0	1,857	0	1,857
	New Hampshire			0	3,621	0	3,621
	New Jersey			0	20,382	0	20,382
	New Mexico			0	3,050	0	3,050
	New York			0	52,319	0	52,319
	North Carolina			0	8,600	0	8,600
	Ohio			0	3,674	0	3,674
	Oklahoma			0	606	0	606
	Oregon			0	856	0	856
	Pennsylvania			0	25,546	0	25,546
	Puerto Rico			0	4,777	0	4,777

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

South Carolina	0	2,374	0	2,374
South Dakota	0	982	0	982
Tennessee	0	4,212	0	4,212
Texas	0	38,944	0	38,944
Utah	0	1,389	0	1,389
Virginia	0	18,984	0	18,984
Washington	0	18,648	0	18,648
West Virginia	0	2,002	0	2,002
Wisconsin	0	7,574	0	7,574
U.S. Treasury Obligations	0	1,672	0	1,672
Short-Term Instruments
Repurchase Agreements	0	2,005	0	2,005
U.S. Treasury Bills	0	18,493	0	18,493
U.S. Treasury Cash Management Bills	0	8,786	0	8,786
Municipal Bonds & Notes	0	56,434	0	56,434

Total Investments	$0	$524,144	$0	$524,144

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate their NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by a Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from

Notes to Financial Statements (Cont.)

the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2022 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$18,215	$86,642	$(84,783)	$0	$0	$20,074	$2	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	228	(228)	0	0	0	0	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7	14,553	(14,451)	0	0	109	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	JPY	Japanese Yen
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	PSF	Public School Fund
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind